                                             Nations Short-Term
                                             Income Fund

                                             Nations
                                             Short-Intermediate
                                             Government Fund

                                             Nations Government
                                             Securities Fund

                                             Nations Intermediate
                                             Bond Fund

         GOVERNMENT & CORPORATE              Nations Bond Fund
         --------------------------------
         Semiannual report for the period    Nations Strategic
         ended September 30, 2002            Income Fund

                                             Nations High Yield
                                             Bond Fund


                                             [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser: Banc of America Advisors, LLC.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2002, echoed stock investors' weariness of recurrent bear market battles. We now know this current economic slump, which many attributed to the events of September 11, 2001, was actually well underway beginning in March of 2001.

                           The three major stock market indices -- the Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Price Index and Nasdaq Composite
                           Index(1)-- posted remarkably poor returns for the period. Bonds, represented by the Lehman Aggregate Bond Index(2), however, produced slightly positive returns for the same period.

                           HISTORICAL PERSPECTIVE
                           While equity markets suffered a dismal six months, today's economy is vastly different from the Great Depression and the severe bear market of 1973 and 1974. The Depression was marked by 25% unemployment, significant price declines and a contracting money supply, while the mid-70s saw high inflation due to the oil embargo and lofty interest rates. In contrast, today unemployment, inflation and interest rates are low and the money supply is increasing. We feel these conditions may provide a stimulus for future economic growth.

                           The Federal Reserve Board (the Fed) left interest rates unchanged during the period, stating in August that they felt demand is growing at a moderate pace. Policymakers, however, alluded to the risk of a possible attack against Iraq as weighing on the economy -- a risk that has supplanted that of corporate governance and accounting irregularities that were issues facing the markets and economy earlier in the summer. These geopolitical and military risks have caused the Fed to continue to assess the risks to the economy as weakness as opposed to inflation.

                           THINK BEFORE YOU REACT
                           History has shown us that patient investors have generally been rewarded by the long-term performance of the stock markets despite the occasional severe market volatility. We believe investors with a three- to five-year investment time horizon or longer should be invested in the market, but with a diversified portfolio. We believe that a carefully selected portfolio of stocks and bonds is a sensible way to reduce some of the risk associated with investing.

                           Market declines like we have experienced recently are never easy to live through. As painful as these drops can be in the short term, they often create tremendous opportunity, setting the stage for tomorrow's gains. By reacting to frightening headlines and selling-off investments, investors may be selling at market lows, in addition to missing out on potential gains when the markets recover. We encourage you to partner with your investment professional to review your financial goals not just during volatile times, but on a more regular basis.

                           (1)The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign stocks and ADRs. The indices are unavailable for investment and do not reflect fees, broker commissions or other expenses of investing.

                           (2)The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/ Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           OUR NEAR-TERM OUTLOOK
                           We believe, in the short run, it is reasonable to think that the market will continue to be volatile. The threat of war with Iraq continues to weigh on the market. A prolonged military conflict in the Middle East extending over several months could further undermine business and consumer confidence. Domestically, bankruptcies, accounting scandals and the subsequent arrest and indictments of members of senior management of a number of well-known companies, of course, compound the market's lack of confidence. Investors need to be patient until unrealistic earnings projections have been corrected, the Iraqi situation is resolved and the economy regains its momentum.

                           QUESTIONS OR COMMENTS
                           Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. If you do not have an investment professional and would like us to put you in contact with one, just let us know. You can visit us online anytime at www.nationsfunds.com for the most current performance as well as other information about your fund.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /S/ A. MAX WALKER
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS



                           /S/ ROBERT H. GORDON
                           ROBERT H. GORDON
                           PRESIDENT
                           BANC OF AMERICA ADVISORS, LLC

                           September 30, 2002

                           P.S. On November 6, 2002, the Fed lowered the federal funds rate by 50 basis points to 1.25%.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Short-Term Income Fund                                3
                                       Nations Short-Intermediate Government Fund                    9
                                       Nations Government Securities Fund                           12
                                       Nations Intermediate Bond Fund                               15
                                       Nations Bond Fund                                            16
                                       Nations Strategic Income Fund                                25
                                       Nations High Yield Bond Fund                                 30
                                     Statements of operations                                       32
                                     Statements of changes in net assets                            34
                                     Schedules of capital stock activity                            38
                                     Financial highlights                                           46
                                     Notes to financial statements                                  60
                                     Statements of net assets -- Nations Master Investment Trust    75
                                       Nations Intermediate Bond Master Portfolio                   75
                                       Nations High Yield Bond Master Portfolio                     81
                                     Statements of operations                                       90
                                     Statements of changes in net assets                            91
                                     Financial highlights                                           91
                                     Notes to financial statements                                  92

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER AND INTERMEDIARY          research firm that measures
                                  SERVICE                               customer service levels and
                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS AND
                                  INVESTMENT PROFESSIONALS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD AND THE DALBAR
                                  KEY HONORS AWARD IN 2001.


                     [This page intentionally left blank.]

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 14.1%
            ASSET-BACKED -- AUTO LOANS -- 6.4%
$  2,500    Americredit Automobile Receivables Trust, Series 2001-B,
              Class A4,
              5.370% 06/12/08##.........................................   $    2,642
   4,000    BankBoston RV Asset Backed Trust, Series 1997-1, Class A9,
              6.630% 08/15/10##.........................................        4,154
   5,000    BMW Vehicle Lease Trust, Series 2000-A, Class A4,
              6.670% 10/25/03##.........................................        5,153
   1,310    Capital Auto Receivables Asset Trust, Series 2002-2, Class
              CTFS,
              4.180% 10/15/07...........................................        1,346
   3,000    Capital One Auto Finance Trust, Series 2002-A, Class A3,
              4.030% 08/15/06...........................................        3,101
   1,650    First Security Auto Owner Trust, Series 2000-1, Class B,
              7.700% 12/17/07...........................................        1,757
   1,725    Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06...........................................        1,832
   4,000    Ford Credit Auto Owner Trust, Series 2002-C, Class A4,
              3.790% 09/15/06...........................................        4,127
   2,270    Honda Auto Receivables Owner Trust, Series 2000-1, Class A4,
              6.670% 01/16/06...........................................        2,379
   4,000    Household Automotive Trust, Series 2002-2, Class A3,
              2.850% 03/19/07...........................................        4,046
   1,500    MMCA Automobile Trust, Series 2001-1, Class A4,
              5.340% 12/15/05...........................................        1,573
   1,269    MMCA Automobile Trust, Series 2001-2, Class B,
              5.750% 06/15/07...........................................        1,320
   2,398    Nissan Auto Receivables Owner Trust, Series 2000-C, Class
              A3,
              6.720% 08/16/04...........................................        2,441
   3,000    Nissan Auto Receivables Owner Trust, Series 2002-C, Class
              A4,
              3.330% 01/15/08...........................................        3,044
   3,000    Onyx Acceptance Auto Trust, Series 2002-A, Class A3,
              3.750% 04/15/06...........................................        3,074
   1,515    Premier Auto Trust, Series 1999-1, Class A4,
              5.820% 10/08/03...........................................        1,525
   2,000    Union Acceptance Corporation, Series 1999-A, Class A5,
              5.870% 09/08/06...........................................        2,065
   2,000    USAA Auto Owner Trust, Series 2001-2, Class A4,
              3.910% 04/16/07...........................................        2,061

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED -- AUTO LOANS -- (CONTINUED)
$  5,000    World Omni Auto Receivables Trust, Series 2001-B, Class A3,
              3.790% 11/20/05...........................................   $    5,118
                                                                           ----------
                                                                               52,758
                                                                           ----------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 3.4%
   2,500    American Express Credit Account Master Trust, Series 1999-1,
              Class A,
              5.600% 11/15/06##.........................................        2,639
   1,000    American Express Credit Account Master Trust, Series 1999-1,
              Class B,
              5.850% 11/15/06##.........................................        1,043
   2,000    Capital One Master Trust, Series 2001-7A, Class A,
              3.850% 08/15/07...........................................        2,062
   1,500    Chase Credit Card Master Trust, Series 1996-4, Class B,
              2.170%** 07/15/06.........................................        1,501
   3,000    Citibank Credit Card Master Trust I, Series 1998-3, Class B,
              5.950% 02/07/05##.........................................        3,043
   5,000    Discover Card Master Trust I, Series 1998-6, Class A,
              5.850% 01/17/06##.........................................        5,157
   4,500    First USA Credit Card Master Trust, Series 1998-9, Class A,
              5.280% 09/18/06##.........................................        4,686
   3,500    Fleet Credit Card Master Trust, Series 1999-A, Class A1,
              6.000% 11/15/05...........................................        3,547
   1,750    MBNA Master Credit Card Trust, Series 1998-C, Class C,
              6.350% 11/15/05...........................................        1,795
   3,145    MBNA Master Credit Card Trust, Series 1998-J, Class A,
              5.250% 02/15/06...........................................        3,246
                                                                           ----------
                                                                               28,719
                                                                           ----------
            ASSET-BACKED -- HOME EQUITY LOANS -- 2.1%
   5,714    EQCC Home Equity Loan Trust, Series 1998-1, Class A4F,
              6.459% 03/15/21##.........................................        5,817
   3,000    Fannie Mae Whole Loan, Series 2001-W1, Class AF3,
              5.690% 06/25/29##.........................................        3,070
     542    First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.220% 05/10/24...........................................          588
   3,000    GMAC Mortgage Corporation Loan Trust, Series 2000-HE3, Class
              A4,
              7.720% 12/25/31##.........................................        3,050
   2,579    Residential Asset Securities Corporation, Series 2002-KS2,
              Class AI1,
              1.954%** 11/25/17.........................................        2,577

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED -- HOME EQUITY LOANS -- (CONTINUED)
$    699    Saxon Asset Securities Trust, Series 1998-1, Class MF1,
              7.050% 12/25/27...........................................   $      740
   1,792    UCFC Home Equity Loan, Series 1997-B, Class A6,
              6.900% 10/15/28...........................................        1,895
                                                                           ----------
                                                                               17,737
                                                                           ----------
            ASSET-BACKED -- OTHER -- 2.2%
     433    Augusta Funding Ltd. IV, Class A1,
              6.250% 11/15/02@..........................................          435
   2,000    CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09...........................................        2,073
   1,442    CIT Equipment Collateral, Series 2002-VT1, Class B,
              3.970% 12/21/09...........................................        1,457
   6,825    Connecticut RRB Special Purpose Trust CL&P-1, Series 2001-1,
              Class A2,
              5.360% 03/30/07...........................................        7,173
   3,330    First Sierra Receivables,
              Series 1999-1, Class A4,
              5.730% 09/15/04...........................................        3,388
   3,638    PSE&G Transition Funding LLC, Series 2001-1, Class A2,
              5.740% 03/15/07...........................................        3,811
                                                                           ----------
                                                                               18,337
                                                                           ----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $115,039)...........................................      117,551
                                                                           ----------
            CORPORATE BONDS AND NOTES -- 25.9%
            AEROSPACE AND DEFENSE -- 0.3%
   2,250    Lockheed Martin Corporation,
              6.750% 03/15/03...........................................        2,291
                                                                           ----------
            AUTOMOTIVE -- 1.6%
     756    Delphi Automotive Systems Corporation,
              6.125% 05/01/04##.........................................          787
     500    Ford Motor Credit Company,
              7.250% 01/15/03(a)........................................          500
   4,000    Ford Motor Credit Company,
              6.700% 07/16/04##.........................................        4,009
     510    General Motors Acceptance Corporation,
              5.480% 12/16/02...........................................          511
   3,000    General Motors Acceptance Corporation,
              5.950% 03/14/03##.........................................        3,013
     400    General Motors Acceptance Corporation,
              6.125% 09/15/06...........................................          401

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            AUTOMOTIVE -- (CONTINUED)
$  3,000    PACCAR Financial Corporation,
              5.830% 03/14/03...........................................   $    3,042
   1,030    Toyota Motor Credit Corporation,
              5.625% 11/13/03...........................................        1,069
                                                                           ----------
                                                                               13,332
                                                                           ----------
            BEVERAGES -- 0.0%+
     300    Pepsico Inc.,
              4.500% 09/15/04...........................................          312
                                                                           ----------
            BROADCASTING AND CABLE -- 1.1%
   2,200    Cox Communications, Inc.,
              6.500% 11/15/02##.........................................        2,191
   3,000    Turner Broadcasting System, Inc.,
              7.400% 02/01/04...........................................        3,011
   4,000    Viacom Inc.,
              6.750% 01/15/03...........................................        4,044
                                                                           ----------
                                                                                9,246
                                                                           ----------
            CHEMICALS -- BASIC -- 0.3%
   2,500    Dow Chemical Company,
              5.250% 05/14/04##.........................................        2,561
                                                                           ----------
            CHEMICALS -- SPECIALTY -- 0.1%
   1,100    Praxair, Inc.,
              6.750% 03/01/03...........................................        1,121
                                                                           ----------
            COMMERCIAL BANKING -- 3.6%
   2,000    BB&T Corporation,
              7.050% 05/23/03...........................................        2,062
   2,865    First Union Corporation,
              6.625% 06/15/04...........................................        3,062
   2,500    First USA Bank, N.A.,
              7.650% 08/01/03...........................................        2,612
   5,125    Golden State Holdings, Escrow Corporation,
              7.000% 08/01/03##.........................................        5,268
     169    Mellon Funding Corporation,
              6.000% 03/01/04...........................................          178
   2,000    PNC Funding Corporation,
              6.875% 03/01/03...........................................        2,031
   4,000    Popular, Inc., MTN,
              6.375% 09/15/03...........................................        4,117
   1,520    SunTrust Banks, Inc.,
              6.125% 02/15/04...........................................        1,598
   3,125    U.S. Bank, N.A.,
              5.625% 11/30/05...........................................        3,377
   5,000    Wells Fargo & Company,
              5.750% 02/01/03##.........................................        5,065
     305    Wells Fargo Financial, Inc.,
              7.200% 04/01/04...........................................          326
                                                                           ----------
                                                                               29,696
                                                                           ----------
            CONGLOMERATES -- 0.7%
   5,500    Waste Management, Inc.,
              7.700% 10/01/02...........................................        5,500
                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            CONSUMER CREDIT AND MORTGAGES -- 0.7%
$  2,144    Countrywide Home Loans, Inc., Series J,
              5.250% 06/15/04##.........................................   $    2,223
   3,250    Washington Mutual Inc.,
              8.250% 10/01/02##.........................................        3,250
                                                                           ----------
                                                                                5,473
                                                                           ----------
            DEPARTMENT AND DISCOUNT STORES -- 0.5%
   4,000    Federated Department Stores, Inc.,
              8.500% 06/15/03##.........................................        4,146
                                                                           ----------
            DIVERSIFIED MANUFACTURING -- 0.2%
   1,500    Bayer Corporation,
              6.500% 10/01/02@..........................................        1,500
                                                                           ----------
            ELECTRIC POWER -- NON NUCLEAR -- 0.2%
   2,000    Cinergy Corporation,
              6.250% 09/01/04##.........................................        2,066
                                                                           ----------
            ELECTRIC POWER -- NUCLEAR -- 1.7%
   2,000    American Electric Power Company, Inc.,
              5.500% 05/15/03##.........................................        1,996
   2,300    Carolina Power & Light,
              5.875% 01/15/04...........................................        2,378
   3,200    Dominion Resources, Inc.,
              6.000% 01/31/03##.........................................        3,227
   3,000    Energy East Corporation,
              6.750% 10/15/02...........................................        3,004
   3,100    Pennsylvania Power Company,
              6.375% 09/01/04...........................................        3,178
                                                                           ----------
                                                                               13,783
                                                                           ----------
            ENERGY -- MISCELLANEOUS -- 0.3%
   2,700    TXU Gas Company,
              7.625% 10/15/02...........................................        2,703
                                                                           ----------
            EXPLORATION AND PRODUCTION -- 0.6%
   2,565    Amereda Hess Corporation,
              5.300% 08/15/04##.........................................        2,682
   2,500    Union Pacific Resources Group Inc.,
              6.500% 05/15/05##.........................................        2,721
                                                                           ----------
                                                                                5,403
                                                                           ----------
            FINANCE -- MISCELLANEOUS -- 1.4%
   1,000    American General Finance Corporation,
              5.900% 01/15/03##.........................................        1,009
   3,000    Associates Corporation of North America,
              5.500% 02/15/04##.........................................        3,134
   3,000    Caterpillar Financial Services Corporation,
              6.875% 08/01/04...........................................        3,228

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- (CONTINUED)
$  4,000    General Electric Capital Corporation, MTN,
              4.250% 01/28/05##.........................................   $    4,140
     325    General Electric Capital Corporation, Series A,
              6.750% 09/11/03...........................................          339
                                                                           ----------
                                                                               11,850
                                                                           ----------
            FOOD AND DRUG STORES -- 0.4%
   3,000    Safeway Inc.,
              6.850% 09/15/04(a)........................................        3,225
                                                                           ----------
            FOOD PRODUCTS -- 1.1%
   1,000    ConAgra Foods, Inc.,
              5.500% 10/15/02##.........................................        1,001
   3,000    Kellogg Company,
              5.500% 04/01/03##.........................................        3,044
   2,075    Tyson Foods, Inc., Class A,
              6.625% 10/01/04...........................................        2,205
   2,550    Unilever Capital Corporation,
              6.875% 11/01/05...........................................        2,859
                                                                           ----------
                                                                                9,109
                                                                           ----------
            HEALTH SERVICES -- 0.3%
   2,100    American Home Products Corporation,
              5.875% 03/15/04##.........................................        2,173
                                                                           ----------
            HOUSEHOLD PRODUCTS -- 0.4%
     250    Procter & Gamble Company,
              5.250% 09/15/03...........................................          258
   3,300    The Gillette Company,
              3.750% 12/01/04@##........................................        3,394
                                                                           ----------
                                                                                3,652
                                                                           ----------
            INSURANCE -- 1.6%
   5,000    Aon Corporation,
              7.400% 10/01/02##.........................................        5,001
     245    Marsh & McLennan Companies, Inc.,
              6.625% 06/15/04...........................................          261
   4,000    Monumental Global Funding II,
              6.950% 10/01/03@##........................................        4,155
   2,000    New York Life Insurance Company,
              6.400% 12/15/03@..........................................        2,083
   1,450    Prudential Financial,
              6.875% 04/15/03@..........................................        1,481
                                                                           ----------
                                                                               12,981
                                                                           ----------
            INTEGRATED OIL -- 1.7%
   2,000    Conoco Inc.,
              2.630%** 10/15/02##.......................................        2,000
   3,500    Phillips Petroleum Company,
              6.650% 03/01/03...........................................        3,561
   4,000    Union Oil Company of California,
              6.375% 02/01/04...........................................        4,188
   2,000    USX Corporation,
              7.200% 02/15/04...........................................        2,121
   2,000    Valero Energy Corporation,
              6.750% 12/15/02@..........................................        2,001
                                                                           ----------
                                                                               13,871
                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- 3.0%
$  5,000    Bear Stearns Company, Inc.,
              6.125% 02/01/03...........................................   $    5,054
   4,000    Goldman Sachs Group LP,
              7.125% 03/01/03@##........................................        4,089
   3,000    Lehman Brothers Holdings Inc.,
              6.625% 04/01/04...........................................        3,168
   2,500    Merrill Lynch & Company, Inc., MTN,
              5.880% 01/15/04##.........................................        2,602
     295    Merrill Lynch & Company, Series B,
              6.180% 04/20/04...........................................          309
     250    Morgan Stanley Dean Witter and Company,
              5.625% 01/20/04...........................................          259
   4,000    Morgan Stanley Dean Witter and Company, Series C
              7.375% 04/15/03##.........................................        4,106
   5,000    Salomon, Inc.,
              6.750% 02/15/03...........................................        5,087
                                                                           ----------
                                                                               24,674
                                                                           ----------
            MEDICAL DEVICES AND SUPPLIES -- 0.3%
   2,120    Abbott Laboratories,
              5.125% 07/01/04##.........................................        2,229
                                                                           ----------
            METALS AND MINING -- 0.2%
   1,700    Alcoa Inc.,
              7.250% 08/01/05##.........................................        1,907
                                                                           ----------
            NATURAL GAS DISTRIBUTION -- 0.3%
   2,000    KeySpan Corporation,
              7.250% 11/15/05...........................................        2,230
                                                                           ----------
            PAPER AND FOREST PRODUCTS -- 0.3%
   2,259    International Paper Company,
              8.000% 07/08/03...........................................        2,346
                                                                           ----------
            PUBLISHING AND ADVERTISING -- 0.6%
   4,000    Gannett Company, Inc.,
              4.950% 04/01/05##.........................................        4,230
   1,000    Reed Elsevier Capital Inc.,
              7.000% 05/15/05...........................................        1,096
                                                                           ----------
                                                                                5,326
                                                                           ----------
            RAILROADS, TRUCKING AND SHIPPING -- 0.8%
   3,114    FedEx Corporation,
              6.625% 02/12/04...........................................        3,262
   3,500    Illinois Central Railroad Company,
              6.750% 05/15/03##.........................................        3,586
                                                                           ----------
                                                                                6,848
                                                                           ----------
            REAL ESTATE -- 0.4%
   3,500    EOP Operating LP,
              6.625% 02/15/05##.........................................        3,733
                                                                           ----------

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.3%
$  2,124    Health Care Property Investors, Inc.,
              7.480% 04/05/04...........................................   $    2,276
                                                                           ----------
            RESTAURANTS -- 0.0%+
     250    McDonald's Corporation,
              5.150% 07/01/04...........................................          262
                                                                           ----------
            SPECIALTY STORES -- 0.0%+
     250    Home Depot Inc.,
              6.500% 09/15/04...........................................          271
                                                                           ----------
            TELECOMMUNICATIONS SERVICES -- 0.9%
   4,000    New York Telephone Company,
              6.500% 03/01/05...........................................        4,247
   3,000    Pacific Bell,
              6.250% 03/01/05...........................................        3,215
                                                                           ----------
                                                                                7,462
                                                                           ----------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $211,021)...........................................      215,558
                                                                           ----------
            FOREIGN BONDS AND NOTES -- 2.5%
   3,000    BP Capital Markets plc,
              4.000% 04/29/05...........................................        3,121
   2,479    Hanson Overseas B.V.,
              7.375% 01/15/03##.........................................        2,512
   1,313    Hanson Overseas B.V.,
              6.750% 09/15/05...........................................        1,433
     250    Hydro Quebec,
              7.375% 02/01/03...........................................          255
   1,840    Korea Development Bank,
              7.125% 04/22/04...........................................        1,964
   3,000    Province of New Brunswick,
              7.625% 06/29/04##.........................................        3,281
   3,368    Quebec (Province of),
              5.500% 04/11/06...........................................        3,672
   4,000    Republic Of Italy,
              7.250% 02/07/05...........................................        4,443
                                                                           ----------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $20,147)............................................       20,681
                                                                           ----------
            MORTGAGE-BACKED SECURITIES -- 1.4%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.1%
   1,140    Credit Suisse First Boston, Series 2001,
              5.570%** 12/05/13##.......................................        1,132
                                                                           ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.7%
   5,000      6.875% 01/15/05...........................................        5,516
                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 0.1%
$    740      6.000% 11/01/03-11/01/04##................................   $      757
     144      6.500% 08/01/04...........................................          148
     296      7.500% 11/01/09...........................................          311
                                                                           ----------
                                                                                1,216
                                                                           ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 0.5%
   3,718      5.375% 04/20/22##.........................................        3,844
                                                                           ----------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $11,511)............................................       11,708
                                                                           ----------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 12.9%
            FEDERAL FARM CREDIT BANK (FFCB) -- 0.1%
     100      5.125% 01/29/04...........................................          104
     350      3.875% 02/01/05(a)........................................          363
                                                                           ----------
                                                                                  467
                                                                           ----------
            FEDERAL HOME LOAN BANK (FHLB) -- 9.5%
   1,000      5.500% 01/21/03...........................................        1,012
     100      5.000% 02/14/03...........................................          101
   1,450      4.125% 08/15/03...........................................        1,482
     250      5.575% 09/02/03...........................................          259
  75,000      3.375% 06/15/04##.........................................       76,744
                                                                           ----------
                                                                               79,598
                                                                           ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 2.0%
   1,045      6.775% 11/01/03...........................................        1,076
   1,000      5.000% 05/15/04(a)........................................        1,049
     275      4.500% 08/15/04(a)........................................          287
  13,000      7.000% 07/15/05##.........................................       14,598
                                                                           ----------
                                                                               17,010
                                                                           ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 1.3%
  10,000      5.625% 05/14/04##.........................................       10,598
                                                                           ----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $106,537)...........................................      107,673
                                                                           ----------
            U.S. TREASURY OBLIGATIONS -- 38.9%
            U.S. TREASURY NOTES -- 34.2%
  60,800      6.250% 02/15/03(a)........................................       61,862
  92,500      3.875% 07/31/03(a)........................................       94,360
  98,125      5.250% 08/15/03(a)........................................      101,353
  15,000      3.250% 05/31/04...........................................       15,395
     375      2.875% 06/30/04(a)........................................          383

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
--------------------------------------------------------------------------------------
            U.S. TREASURY NOTES -- (CONTINUED)
$  4,050      6.750% 05/15/05(a)........................................   $    4,547
   6,000      6.500% 08/15/05(a)........................................        6,753
                                                                           ----------
                                                                              284,653
                                                                           ----------
            U.S. TREASURY STRIPS -- 4.7%
  40,000    Interest only,
              1.660%*** 08/15/04(a).....................................       38,781
                                                                           ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $321,197)...........................................      323,434
                                                                           ----------
 SHARES
 (000)
---------
            INVESTMENT COMPANIES -- 31.0%
              (Cost $258,284)
 258,284    Nations Cash Reserves, Capital Class Shares#................      258,284
                                                                           ----------
            TOTAL INVESTMENTS
              (Cost $1,043,736*)..............................     126.7%   1,054,889
                                                                           ----------
            OTHER ASSETS AND LIABILITIES (NET)................     (26.7)%
            Receivable for Fund shares sold.............................   $    4,630
            Dividends receivable........................................           35
            Interest receivable.........................................        7,811
            Receivable for variation margin.............................          487
            Unrealized depreciation on swap contracts...................          (46)
            Collateral on securities loaned.............................     (225,437)
            Payable for Fund shares redeemed............................       (1,771)
            Investment advisory fee payable.............................         (134)
            Administration fee payable..................................         (147)
            Shareholder servicing and distribution fees payable.........          (70)
            Distributions payable.......................................       (1,611)
            Payable for investment securities purchased.................       (5,811)
            Accrued Trustees' fees and expenses.........................          (56)
            Accrued expenses and other liabilities......................         (195)
                                                                           ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)....................     (222,315)
                                                                           ----------
            NET ASSETS........................................     100.0%  $  832,574
                                                                           ==========
            NET ASSETS CONSIST OF:
            Accumulated net realized gain on investments sold, futures
              contracts and swaps.......................................   $      335
            Net unrealized appreciation of investments, futures
              contracts and swaps.......................................       13,228
            Paid-in capital.............................................      819,011
                                                                           ----------
            NET ASSETS..................................................   $  832,574
                                                                           ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)



                                                                              VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($651,344,097 / 64,633,461 shares outstanding)............       $10.08
                                                                           ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($123,076,569 / 12,195,239 shares outstanding)............       $10.09
                                                                           ==========
            Maximum sales charge........................................        1.00%
            Maximum offering price per share............................       $10.19
            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($2,455,242 / 243,465 shares outstanding).................       $10.08
                                                                           ==========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($55,697,940 / 5,522,016 shares outstanding)..............       $10.09
                                                                           ==========

---------------

 *  Federal income tax information (see Note 12).

 ** Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2002.

 ***Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2002.

  @ Security exempt from registration under Rule 144A of the Securities
    Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 +  Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $225,437.

 ## All or a portion of security segregated as collateral for futures and swap contracts.

(a) All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002, is $195,442 and $219,939, respectively.

ABBREVIATIONS:

MTN  --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS

Nations Short-Intermediate Government Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 4.5%
            ASSET-BACKED -- AUTO LOANS -- 2.3%
$  5,470    Capital Auto Receivables Asset Trust, Series 2001-2, Class A4,
              5.000% 12/15/06##...........................................   $   5,738
     934    Dealer Auto Receivables Trust, Series 2000-1, Class A3,
              7.070% 05/17/04.............................................         943
   1,304    MMCA Automobile Trust, Series 2000-1, Class A3,
              7.000% 06/15/04.............................................       1,317
   5,000    Onyx Acceptance Auto Trust, Series 2002-A, Class A3,
              3.750% 04/15/06##...........................................       5,123
                                                                             ---------
                                                                                13,121
                                                                             ---------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.3%
   1,150    Chase Credit Card Master Trust, Series 1996-4, Class B,
              2.170%** 07/15/06##.........................................       1,151
     280    Conesco Finance, Series 2001-A, Class IA2,
              5.940% 03/15/32##...........................................         282
                                                                             ---------
                                                                                 1,433
                                                                             ---------
            ASSET-BACKED -- HOME EQUITY LOANS -- 1.8%
     285    Chase Funding Mortgage Loan Asset-Backed, Series 2001-2, Class
              1A1,
              1.924%** 04/25/16...........................................         285
   2,959    First Alliance Mortgage Loan Trust, Series 1996-2, Class A3,
              8.225% 09/20/27##...........................................       2,956
     764    GMAC Mortgage Corporation Loan Trust, Series 2002-HE2, Class
              A1,
              1.944%** 06/25/27##.........................................         763
   1,315    Indymac Home Equity Loan Asset-Backed Trust, Series 2002-A,
              Class AF1,
              2.014%** 05/25/17##.........................................       1,313
   1,927    Oakwood Mortgage Investors Inc., Series 2002-B, Class A1,
              2.050%** 05/15/13...........................................       1,925
   1,783    Residential Asset Mortgage Products, Inc., Series 2002-RS1,
              Class AI1,
              2.014%** 08/25/20...........................................       1,784
   1,032    Residential Asset Securities Corporation, Series 2002-KS2,
              Class AI1,
              1.954%** 11/25/17...........................................       1,031
                                                                             ---------
                                                                                10,057
                                                                             ---------
            ASSET-BACKED -- OTHER -- 0.1%
     449    Ikon Receivables LLC, Series 1999-1, Class A3,
              5.990% 05/15/05.............................................         449
                                                                             ---------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $24,875)..............................................      25,060
                                                                             ---------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 22.7%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.2%
$ 19,088    Merrill Lynch Mortgage Investors, Inc., Series 1998-C3, Class
              IO,
              1.103%** 12/15/30...........................................   $     825
   4,435    PNC Mortgage Acceptance Corporation, Series 2001-C1, Class A1,
              5.910% 03/12/34##...........................................       4,792
   1,132    Salomon Brothers Mortgage Securities VII, Series 2002-CDCA,
              Class A1,
              2.103%** 11/15/13@##........................................       1,131
                                                                             ---------
                                                                                 6,748
                                                                             ---------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 12.6%
  21,500      3.750% 04/15/04(a)..........................................      22,100
  13,500      6.875% 01/15/05.............................................      14,895
  27,600      6.625% 09/15/09##...........................................      32,310
                                                                             ---------
                                                                                69,305
                                                                             ---------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 7.0%
  29,900      5.000% 01/15/07(a)..........................................      32,255
     600      6.625% 11/15/10(a)..........................................         700
   2,316      9.000% 04/01/16##...........................................       2,526
   3,192      8.500% 04/01/17##...........................................       3,458
                                                                             ---------
                                                                                38,939
                                                                             ---------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 1.9%
   5,715      5.375% 04/20/22##...........................................       5,907
   4,507      4.500%** 06/20/29##.........................................       4,636
                                                                             ---------
                                                                                10,543
                                                                             ---------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $118,545).............................................     125,535
                                                                             ---------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 11.7%
            FEDERAL HOME LOAN BANK (FHLB) -- 2.7%
   4,100      3.375% 06/15/04.............................................       4,195
   9,500      5.750% 05/15/12.............................................      10,549
                                                                             ---------
                                                                                14,744
                                                                             ---------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.5%
     701      6.775% 11/01/03##...........................................         722
   6,600      5.750% 01/15/12(a)..........................................       7,327
                                                                             ---------
                                                                                 8,049
                                                                             ---------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 7.5%
  37,100      7.000% 07/15/05(a)..........................................      41,629
                                                                             ---------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $60,771)..............................................      64,422
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Intermediate Government Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            U.S. TREASURY OBLIGATIONS -- 46.8%
            U.S. TREASURY NOTES -- 41.4%
$ 87,800      6.250% 02/15/03##(a)........................................   $  89,332
  38,500      3.875% 07/31/03##(a)........................................      39,274
   6,690      3.000% 02/29/04(a)..........................................       6,824
  19,700      3.250% 05/31/04.............................................      20,219
   3,950      6.500% 08/15/05(a)..........................................       4,446
  10,840      5.875% 11/15/05(a)..........................................      12,081
   2,910      5.625% 02/15/06.............................................       3,238
   4,360      4.625% 05/15/06(a)..........................................       4,719
   4,370      6.875% 05/15/06(a)..........................................       5,066
   3,900      7.000% 07/15/06(a)..........................................       4,557
   4,695      6.500% 10/15/06(a)..........................................       5,435
   7,650      3.500% 11/15/06(a)..........................................       7,975
  13,460      6.250% 02/15/07(a)..........................................      15,562
   8,000      5.750% 08/15/10(a)..........................................       9,298
                                                                             ---------
                                                                               228,026
                                                                             ---------
            U.S. TREASURY STRIPS -- 5.4%
   2,000    Interest only,
              3.890%*** 05/15/11..........................................       1,437
  27,475    Principal only,
              1.770%*** 11/15/04##(a).....................................      26,466
   3,000    TIGR Receipts,
              4.050%*** 05/15/12(a).......................................       2,040
                                                                             ---------
                                                                                29,943
                                                                             ---------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $251,755).............................................     257,969
                                                                             ---------
 SHARES
 (000)
---------
            INVESTMENT COMPANIES -- 49.5%
              (Cost $273,006)
 273,006    Nations Cash Reserves, Capital Class Shares#..................     273,006
                                                                             ---------

                                                                               VALUE
                                                                               (000)
---------------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $728,952*)..................................     135.2%  $ 745,992
                                                                             ---------
            OTHER ASSETS AND
              LIABILITIES (NET).................................     (35.2)%
            Receivable for Fund shares sold...............................   $   3,951
            Dividends receivable..........................................         100
            Interest receivable...........................................       4,781
            Receivable for variation margin...............................         542
            Unrealized appreciation on swap contracts.....................       2,142
            Collateral on securities loaned...............................    (201,742)
            Payable for Fund shares redeemed..............................      (2,354)
            Investment advisory fee payable...............................        (135)
            Administration fee payable....................................         (99)
            Shareholder servicing and distribution fees payable...........         (41)
            Due to custodian..............................................          (4)
            Distributions payable.........................................      (1,133)
            Accrued Trustees' fees and expenses...........................         (75)
            Accrued expenses and other liabilities........................        (259)
                                                                             ---------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................    (194,326)
                                                                             ---------
            NET ASSETS..........................................     100.0%  $ 551,666
                                                                             =========
            NET ASSETS CONSIST OF:
            Accumulated net realized gain on investments sold, futures
              contracts and swaps.........................................   $   9,497
            Net unrealized appreciation of investments, futures contracts
              and swaps...................................................      21,510
            Paid-in capital...............................................     520,659
                                                                             ---------
            NET ASSETS....................................................   $ 551,666
                                                                             =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS

Nations Short-Intermediate Government Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)





                                                                               VALUE
---------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($465,694,807 / 104,580,455 shares outstanding).............       $4.45
                                                                             =========
            PRIMARY B SHARES:
            Net asset value, offering and redemption price per share
              ($159,161 / 35,754 shares outstanding)......................       $4.45
                                                                             =========
            INVESTOR A SHARES:
            Net asset value and redemption price per share ($45,870,087 /
              10,307,839 shares outstanding)..............................       $4.45
                                                                             =========

            Maximum sales charge..........................................       3.25%
            Maximum offering price per share..............................       $4.60

            INVESTOR B SHARES:
            Net asset value and offering price per share+ ($30,619,123 /
              6,875,842 shares outstanding)...............................       $4.45
                                                                             =========
            INVESTOR C SHARES:
            Net asset value and offering price per share+ ($9,322,900 /
              2,096,601 shares outstanding)...............................       $4.45
                                                                             =========

---------------

 *  Federal income tax information (see Note 12).

 ** Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2002.

 ***Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2002.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $201,742.

 ##All or a portion of security segregated as collateral for futures and swap contracts.

 (a)All or portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002, is $180,062 and $196,398, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Government Securities Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 5.7%
            ASSET-BACKED -- AUTO LOANS -- 2.2%
 $ 2,700    Capital Auto Receivables Asset Trust,
              Series 2001-2, Class A4,
              5.000% 12/15/06##...........................................   $  2,833
     550    Dealer Auto Receivables Trust,
              Series 2000-1, Class A3,
              7.070% 05/17/04.............................................        555
     745    MMCA Automobile Trust,
              Series 2000-1, Class A3,
              7.000% 06/15/04##...........................................        752
   2,000    Onyx Acceptance Auto Trust,
              Series 2002-A, Class A3,
              3.750% 04/15/06##...........................................      2,049
                                                                             --------
                                                                                6,189
                                                                             --------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.2%
     700    Chase Credit Card Master Trust,
              Series 1996-4, Class B,
              2.170%** 07/15/06##.........................................        701
                                                                             --------
            ASSET-BACKED -- HOME EQUITY LOANS -- 2.8%
     175    Chase Funding Mortgage Loan Asset-Backed,
              Series 2001-2, Class 1A1,
              1.924%** 04/25/16...........................................        175
   1,892    First Alliance Mortgage Loan Trust,
              Series 1996-2, Class A3,
              8.225% 09/20/27.............................................      1,892
   1,273    GMAC Mortgage Corporation Loan Trust,
              Series 2002-HE2, Class A1,
              1.944%** 06/25/27##.........................................      1,272
     765    Indymac Home Equity Loan Asset-Backed Trust,
              Series 2002-A, Class AF1,
              2.014%** 05/25/17##.........................................        764
   1,128    Oakwood Mortgage Investors Inc.,
              Series 2002-B, Class A1,
              2.050%** 05/15/13##.........................................      1,126
   1,019    Residential Asset Mortgage Products, Inc.,
              Series 2002-RS1, Class AI1,
              2.014%** 08/25/20##.........................................      1,019
   1,719    Residential Asset Securities Corporation,
              Series 2002-KS2, Class AI1,
              1.954%** 11/25/17##.........................................      1,718
                                                                             --------
                                                                                7,966
                                                                             --------
            ASSET-BACKED -- OTHER -- 0.5%
     976    Export Funding Trust,
              Series 1995-A, Class A,
              8.210% 12/29/06##...........................................      1,093

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED -- OTHER  -- (CONTINUED)
 $   271    Ikon Receivables LLC,
              Series 1999-1, Class A3,
              5.990% 05/15/05##...........................................   $    271
                                                                             --------
                                                                                1,364
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $16,030)..............................................     16,220
                                                                             --------
            MORTGAGE-BACKED SECURITIES -- 22.7%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.0%
  11,447    Merrill Lynch Mortgage Investors, Inc.,
              Series 1998-C3, Class IO,
              1.103%** 12/15/30...........................................        495
   3,646    PNC Mortgage Acceptance Corporation,
              Series 2001-C1, Class A1,
              5.910% 03/12/34##...........................................      3,940
     676    Salomon Brothers Mortgage Securities VII,
              Series 2002-CDCA, Class A1,
              2.103%** 11/15/13@..........................................        676
  30,805    Vendee Mortgage Trust,
              Series 1998-1, Class 2, Interest only,
              0.450%** 09/15/27##.........................................        335
  30,561    Vendee Mortgage Trust,
              Series 1998-3, Class 1, Interest only,
              0.310%** 03/15/29##.........................................        245
                                                                             --------
                                                                                5,691
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 9.1%
  13,800      3.750% 04/15/04##...........................................     14,185
     203      10.000% 05/01/05............................................        216
      60      8.500% 01/01/06##...........................................         63
      93      8.000% 08/01/07.............................................         98
     137      8.500% 02/01/08-06/01/17....................................        147
      18      7.500% 08/01/08.............................................         19
     185      9.000% 05/01/09-12/01/16....................................        200
   8,000      6.625% 09/15/09.............................................      9,365
      57      8.000% 09/01/09##...........................................         60
      25      8.000% 05/01/17##...........................................         27
      13      9.500% 04/01/18##...........................................         14
      21      10.000% 09/01/18##..........................................         24
     505      9.500% 01/01/19-01/01/29....................................        556
      11      9.500% 06/01/20##...........................................         13
     645      8.500% 09/01/20##...........................................        697
      47      9.500% 06/01/21##...........................................         52
                                                                             --------
                                                                               25,736
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 8.1%
      59      7.000% 07/01/03##...........................................         60
     355      10.000% 10/01/06##..........................................        364
  11,815      5.000% 01/15/07##(a)........................................     12,746
      29      8.250% 04/01/09##...........................................         31
      60      7.500% 06/01/09.............................................         63
      39      8.000% 06/01/09.............................................         42
     120      8.500% 12/01/11-02/01/17##..................................        128
   5,087      6.565% 07/01/16.............................................      5,883

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations Government Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES
               -- (CONTINUED)
 $    40      9.000% 12/01/16##...........................................   $     42
     286      10.000% 04/01/20............................................        326
     486      9.500% 04/01/20.............................................        539
       6      8.500% 07/01/21.............................................          6
   1,520      9.500% 07/15/21#............................................      1,710
     550      9.500% 08/01/21.............................................        612
     330      9.000% 09/01/24.............................................        365
      91      4.454%** 08/01/36...........................................         93
                                                                             --------
                                                                               23,010
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 3.5%
     170      10.500% 03/15/03-04/15/21##.................................        198
       7      9.500% 10/15/03-01/15/04....................................          7
     135      10.000% 11/15/03-03/15/21##.................................        151
      50      9.5000% 03/15/04-04/20/06##.................................         52
       3      9.500% 05/15/04.............................................          3
       5      9.500% 06/15/05.............................................          5
       6      9.500% 02/15/06.............................................          7
      14      9.000% 06/15/07##...........................................         15
   1,698      7.500% 09/15/07-12/15/25##..................................      1,812
     131      7.000% 02/15/09-06/15/23##..................................        138
   1,006      8.500% 10/15/09-02/20/29##..................................      1,101
     214      6.000% 12/15/10##...........................................        227
      24      13.000% 01/15/11-04/15/11##.................................         28
   1,917      8.000% 11/15/14-07/15/29##..................................      2,075
      42      11.000% 11/15/15-10/20/20##.................................         49
   3,719      6.500% 04/15/29-01/15/31##..................................      3,882
                                                                             --------
                                                                                9,750
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $60,637)..............................................     64,187
                                                                             --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 13.3%
            FEDERAL HOME LOAN BANK (FHLB) -- 0.6%
   1,500      5.750% 05/15/12##...........................................      1,666
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 3.1%
     390      6.775% 11/01/03##...........................................        402
   7,450      5.750% 01/15/12##...........................................      8,271
                                                                             --------
                                                                                8,673
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 9.6%
  17,600      7.000% 07/15/05##...........................................     19,748
   6,300      6.625% 11/15/30##...........................................      7,399
                                                                             --------
                                                                               27,147
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $34,795)..............................................     37,486
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            U.S. TREASURY OBLIGATIONS -- 30.1%
            U.S. TREASURY NOTES -- 23.1%
 $15,000      6.250% 02/15/03##...........................................   $ 15,262
   6,900      3.875% 07/31/03(a)..........................................      7,039
  17,600      5.750% 08/15/03##...........................................     18,255
  16,000      2.750% 09/30/03##...........................................     16,206
   6,000      5.875% 11/15/04(a)..........................................      6,515
   1,600      5.750% 08/15/10(a)..........................................      1,860
                                                                             --------
                                                                               65,137
                                                                             --------
            U.S. TREASURY STRIPS -- 7.0%
   1,000    Interest only,
              3.890%*** 05/15/11..........................................        719
  14,575    Principal only,
              2.050%*** 08/15/05##........................................     13,745
   2,100    Principal only,
              5.200%*** 11/15/21(a).......................................        787
  16,565    Principal only,
              5.170%*** 11/15/27(a).......................................      4,595
                                                                             --------
                                                                               19,846
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $83,462)..............................................     84,983
                                                                             --------
            SHORT TERM INVESTMENTS -- 14.1
            FEDERAL HOME LOAN BANK (FHLB) -- 7.1%
  10,000      Discount note 10/09/02......................................      9,996
  10,000      Discount note 10/25/02......................................      9,989
                                                                             --------
                                                                               19,985
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 3.5%
  10,000      Discount note 10/22/02(a)...................................      9,989
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 3.5%
  10,000      Discount note 10/28/02......................................      9,987
                                                                             --------
            TOTAL SHORT TERM INVESTMENTS
              (Cost $39,963)..............................................     39,961
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Government Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)

 SHARES                                                                       VALUE
 (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 25.0%
              (Cost $70,540)
  70,540    Nations Cash Reserves, Capital Class Shares#..................   $ 70,540
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $305,427*)..................................   110.9%     313,377
                                                                             --------
            OTHER ASSETS AND LIABILITIES (NET)..................   (10.9)%
            Receivable for investment securities sold.....................   $  6,866
            Receivable for Fund shares sold...............................        230
            Dividends receivable..........................................         73
            Interest receivable...........................................      2,042
            Receivable for variation margin...............................        474
            Unrealized appreciation on swap contracts.....................      1,227
            Collateral on securities loaned...............................    (40,393)
            Payable for Fund shares redeemed..............................       (544)
            Investment advisory fee payable...............................        (92)
            Administration fee payable....................................        (39)
            Shareholder servicing and distribution fees payable...........        (64)
            Due to custodian..............................................         (2)
            Distributions payable.........................................       (442)
            Accrued Trustees' fees and expenses...........................        (74)
            Accrued expenses and other liabilities........................       (155)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (30,893)
                                                                             --------
            NET ASSETS..........................................   100.0%    $282,484
                                                                             ========
            NET ASSETS CONSIST OF:
            Distributions in excess of net investment income..............   $   (394)
            Accumulated net realized loss on investments sold, futures
              contracts and swaps.........................................     (7,417)
            Net unrealized appreciation of investments, futures contracts
              and swaps...................................................     11,427
            Paid-in capital...............................................    278,868
                                                                             --------
            NET ASSETS....................................................   $282,484
                                                                             ========

                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($159,946,260 / 14,936,251 shares outstanding)..............     $10.71
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($57,450,509 / 5,372,492 shares outstanding)................     $10.69
                                                                             ========

            Maximum sales charge..........................................      4.75%
            Maximum offering price per share..............................     $11.22

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($62,036,581 / 5,792,812 shares outstanding)................     $10.71
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($3,050,362 / 285,685 shares outstanding)...................     $10.68
                                                                             ========

---------------

 *   Federal income tax information (see Note 12).

 ** Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2002.

 *** Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2002.

  @  Security exempt from registration under Rule 144A of the Securities
     Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 #   Money market mutual fund registered under the Investment
     Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $40,393.

 ## All or a portion of security segregated as collateral for futures and swap contracts.

 (a) All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002, is $23,103 and $34,199, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

Nations Intermediate Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
                                                                               (000)
---------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 116.6%
            Investment in Nations Master Investment Trust, Intermediate
              Bond Master Portfolio*......................................   $ 863,715
                                                                             ---------
            TOTAL INVESTMENTS...................................   116.6%      863,715
                                                                             ---------
            OTHER ASSETS AND LIABILITIES (NET)..................   (16.6)%
            Receivable for Fund shares sold...............................   $   4,439
            Payable for Fund shares redeemed..............................    (127,372)
            Administration fee payable....................................        (120)
            Shareholder servicing and distribution fees payable...........         (21)
            Accrued Trustees' fees and expenses...........................         (53)
            Accrued expenses and other liabilities........................         (55)
                                                                             ---------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (123,182)
                                                                             ---------
            NET ASSETS..........................................   100.0%    $ 740,533
                                                                             =========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $     478
            Accumulated net realized gain on investments sold.............       5,795
            Net unrealized appreciation of investments....................      21,744
            Paid-in capital...............................................     712,516
                                                                             ---------
            NET ASSETS....................................................   $ 740,533
                                                                             =========

                                                                               VALUE
---------------------------------------------------------------------------------------

            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($678,552,654 / 68,119,249 shares outstanding)..............       $9.96
                                                                             =========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($46,233,814 / 4,625,933 shares outstanding)................       $9.99
                                                                             =========

            Maximum sales charge..........................................       3.25%
            Maximum offering price per share..............................      $10.33

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($11,282,451 / 1,134,283 shares outstanding)................       $9.95
                                                                             =========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($4,464,195 / 404,644 shares outstanding)...................      $11.03
                                                                             =========

---------------

 *The financial statements of the Intermediate Bond Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Intermediate Bond Fund's financial statements.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 8.5%
            ASSET-BACKED -- AUTO LOANS -- 1.5%
$   2,505   Americredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08##...........................................   $     2,647
    4,725   Capital Auto Receivables Asset Trust, Series 2002-2, Class
              CTFS,
              4.180% 10/15/07##...........................................         4,856
    3,643   Daimler Chrysler Auto Trust,
              Series 2000-B, Class A3,
              7.530% 05/08/04##...........................................         3,676
   14,547   Distribution Financial Services RV Trust, Series 1999-1, Class
              A4, 5.840% 10/17/11##.......................................        14,872
    3,350   First Security Auto Owner Trust,
              Series 2000-1, Class B, 7.700% 12/17/07##...................         3,567
    6,610   Ford Credit Auto Owner Trust,
              Series 2002-B, Class B, 5.180% 10/16/06##...................         7,019
    1,491   MMCA Automobile Trust,
              Series 2000-1, Class A3, 7.000% 06/15/04##..................         1,505
      700   MMCA Automobile Trust,
              Series 2001-1, Class A4,
              5.340% 12/15/05##...........................................           734
      877   MMCA Automobile Trust,
              Series 2001-2, Class B,
              5.750% 06/15/07##...........................................           912
                                                                             -----------
                                                                                  39,788
                                                                             -----------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 2.2%
   12,000   American Express Credit Account Master Trust,
              Series 1998-1, Class B,
              2.070%** 01/17/06##.........................................        12,001
    5,750   Chase Credit Card Master Trust,
              Series 1996-4, Class B,
              2.170%** 07/15/06##.........................................         5,755
    4,000   Chase Credit Card Master Trust,
              Series 2000-2, Class B,
              2.110%** 07/15/05##.........................................         4,000
    2,165   Chase Credit Card Master Trust,
              Series 2002-2, Class C,
              2.500%** 07/15/05##.........................................         2,164
    8,474   Discover Card Master Trust I,
              Series 1998-3, Class B,
              2.110%** 09/16/05##.........................................         8,474
    2,500   Discover Card Master Trust I,
              Series 2001-4, Class A,
              1.910%** 10/16/06##.........................................         2,501
    1,500   MBNA Master Credit Card Trust,
              Series 1999-K, Class C,
              2.770%** 03/15/05##.........................................         1,500

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- (CONTINUED)
$   4,000   Standard Credit Card Master Trust,
              Series B,
              6.150% 10/07/04##...........................................   $     4,144
   19,675   World Financial Network Credit Card Master Trust,
              Series 1996-B, Class A,
              6.950% 04/15/06##...........................................        20,318
                                                                             -----------
                                                                                  60,857
                                                                             -----------
            ASSET-BACKED -- HOME EQUITY LOANS -- 4.2%
    2,222   Block Mortgage Finance Inc.,
              Series 1997-2, Class A6,
              2.024%** 05/25/27##.........................................         2,217
      684   Bombardier Capital Mortgage Securitization,
              Series 1998-A, Class A3,
              6.230% 04/15/28##...........................................           683
    2,052   Conseco Finance,
              Series 2001-D, Class A1A,
              2.070%** 11/15/32##.........................................         2,053
    1,530   Contimortgage Home Equity Loan Trust, Series 1996-4, Class A9,
              6.880% 01/15/28##...........................................         1,558
       96   EQCC Home Equity Loan Trust,
              Series 1999-3, A2F,
              6.887% 07/25/13##...........................................            96
   17,700   Fannie Mae Whole Loan,
              Series 2001-W1, Class AF3,
              5.690% 06/25/29##...........................................        18,112
    5,908   First Alliance Mortgage Loan Trust,
              Series 1994-2, Class A1,
              7.625% 07/25/25##...........................................         6,143
    1,906   First Plus Home Loan Trust,
              Series 1998-2, Class M1,
              7.220% 05/10/24##...........................................         2,065
   10,692   GMAC Mortgage Corporation Loan Trust, Series 2002-HE2, Class
              A1,
              1.944%** 06/25/27##.........................................        10,688
    2,580   Green Tree Home Equity Loan Trust, Series 1999-D, Class A3,
              7.300% 08/15/18##...........................................         2,610
    6,360   Indymac Home Equity Loan Asset-Backed Trust,
              Series 2002-A, Class AF1,
              2.014%** 05/25/17##.........................................         6,353
    9,906   Oakwood Mortgage Investors Inc.,
              Series 2002-B, Class A1,
              2.050%** 05/15/13##.........................................         9,896
    2,803   Residential Asset Mortgage Products, Inc.,
              Series 2002-RS1, Class AI1,
              2.014%** 08/25/20##.........................................         2,803
    2,339   Residential Asset Securities Corporation,
              Series 1999-KS1, Class AI4,
              6.280% 08/25/25##...........................................         2,360

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- HOME EQUITY LOANS -- (CONTINUED)
$  14,441   Residential Asset Securities Corporation,
              Series 2002-KS2, Class AI1,
              1.954%** 11/25/17##.........................................   $    14,430
   28,984   Residential Asset Securities Corporation,
              Series 2002-KS4, Class AI1
              1.934%** 04/25/17##.........................................        28,948
    1,361   Residential Funding Mortgage Securities II,
              Series 2001-HS3, Class AI1,
              1.994%** 08/25/12##.........................................         1,361
      781   Residential Funding Mortgage Securities,
              Series 1999-HS2, Class AI4,
              6.340% 07/25/29##...........................................           781
    2,145   Saxon Asset Securities Trust,
              Series 1998-1, Class MF1,
              7.050% 12/25/27##...........................................         2,271
                                                                             -----------
                                                                                 115,428
                                                                             -----------
            ASSET-BACKED -- OTHER -- 0.6%
   14,880   CIT Equipment Collateral,
              Series 2002-VT1, Class A4,
              4.670% 12/21/09##...........................................        15,420
    2,277   Ikon Receivables LLC,
              Series 1999-1, Class A3,
              5.990% 05/15/05##...........................................         2,277
                                                                             -----------
                                                                                  17,697
                                                                             -----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $231,277).............................................       233,770
                                                                             -----------
            CORPORATE BONDS AND NOTES -- 31.4%
            AEROSPACE AND DEFENSE -- 0.4%
    9,421   Boeing Capital Corporation,
              5.650% 05/15/06##...........................................         9,922
    1,171   Northrop Grumman Corporation,
              7.125% 02/15/11##...........................................         1,340
                                                                             -----------
                                                                                  11,262
                                                                             -----------
            AIRLINES -- 0.6%
    6,435   American Airlines,
              Series 2001-2, Class A-2,
              7.858% 10/01/11(a)##........................................         6,791
   10,100   U.S. Airways, Inc.,
              Series 2002-G,
              8.020% 02/05/19##...........................................        10,545
                                                                             -----------
                                                                                  17,336
                                                                             -----------
            AUTOMOTIVE -- 3.0%
    4,898   Delphi Automotive Systems Corporation,
              6.125% 05/01/04##...........................................         5,096
   21,866   Ford Motor Company,
              7.450% 07/16/31##...........................................        17,711

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AUTOMOTIVE -- (CONTINUED)
$   4,766   Ford Motor Credit Company,
              5.800% 01/12/09##...........................................   $     4,262
   13,079   Ford Motor Credit Company,
              7.375% 10/28/09##...........................................        12,530
    1,588   Ford Motor Credit Company,
              7.375% 02/01/11##...........................................         1,497
    5,555   General Motors Acceptance Corporation,
              6.125% 09/15/06(a)##........................................         5,563
    6,177   General Motors Acceptance Corporation,
              6.150% 04/05/07##...........................................         6,251
    7,234   General Motors Acceptance Corporation,
              6.875% 09/15/11##...........................................         7,077
   10,359   General Motors Acceptance Corporation,
              8.000% 11/01/31##...........................................        10,041
    1,060   Rent-a-Center Inc.,
              Series D,
              11.000% 08/15/08##..........................................         1,126
    6,966   Toyota Motor Credit Corporation,
              5.625% 11/13/03##...........................................         7,231
                                                                             -----------
                                                                                  78,385
                                                                             -----------
            BROADCASTING AND CABLE -- 1.2%
      934   ABC Family Worldwide Inc.,
              10.250% 11/01/07............................................           971
    5,889   AOL Time Warner Inc.,
              6.150% 05/01/07(a)##........................................         5,438
   10,567   AOL Time Warner Inc.,
              7.625% 04/15/31##...........................................         8,769
    3,908   Comcast Cable Communications,
              7.125% 06/15/13.............................................         3,636
    2,910   Insight Communications Company,
              (0.000)% due 02/15/11
              12.250% beginning 02/15/06##................................         1,033
      166   News America Inc.,
              6.625% 01/09/08.............................................           173
    4,525   Time Warner Inc.,
              8.110% 08/15/06(a)##........................................         4,402
    4,200   Viacom Inc., Class B,
              6.625% 05/15/11##...........................................         4,660
    3,702   Viacom Inc., Class B,
              7.875% 07/30/30##...........................................         4,455
                                                                             -----------
                                                                                  33,537
                                                                             -----------
            BUILDING MATERIALS -- 0.1%
    2,278   American Standard Inc.,
              7.125% 02/15/03##...........................................         2,289
    1,000   American Standard Inc.,
              7.375% 04/15/05##...........................................         1,020
      537   Nortek, Inc.,
              Series B,
              9.875% 06/15/11##...........................................           521
                                                                             -----------
                                                                                   3,830
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CHEMICALS -- BASIC -- 0.4%
$   2,438   Lyondell Chemical Company,
              Series B,
              9.875% 05/01/07##...........................................   $     2,255
    4,144   The Dow Chemical Company,
              6.125% 02/01/11(a)##........................................         4,384
    3,481   The Dow Chemical Company,
              7.375% 11/01/29##...........................................         3,796
                                                                             -----------
                                                                                  10,435
                                                                             -----------
            CHEMICALS -- SPECIALTY -- 1.1%
    7,280   IMC Global Inc.,
              6.500% 08/01/03##...........................................         7,264
      890   IMC Global Inc.,
              Series B,
              10.875% 06/01/08............................................           967
    2,372   Methanex Corporation,
              8.750% 08/15/12.............................................         2,455
    1,989   Praxair, Inc.,
              4.750% 07/15/07##...........................................         2,110
    3,569   Praxair, Inc.,
              6.500% 03/01/08##...........................................         4,024
    8,683   Solutia Inc.,
              6.500% 10/15/02##...........................................         8,662
    2,898   Solutia Inc.,
              11.250% 07/15/09@...........................................         2,666
    2,348   Solutia Inc.,
              6.720% 10/15/37(a)..........................................         1,902
                                                                             -----------
                                                                                  30,050
                                                                             -----------
            COMMERCIAL BANKING -- 4.4%
   14,291   Bank One Corporation,
              6.000% 08/01/08##...........................................        15,869
       46   BB&T Corporation,
              7.050% 05/23/03.............................................            47
   11,133   Citigroup Inc.,
              7.250% 10/01/10##...........................................        12,691
    1,349   Citigroup Inc.,
              6.000% 02/21/12(a)##........................................         1,460
    6,555   FleetBoston Financial Corporation,
              7.250% 09/15/05##...........................................         7,242
    4,694   Golden West Financial Corporation,
              4.750% 10/01/12##...........................................         4,720
      519   J.P. Morgan Chase & Company,
              7.250% 06/01/07.............................................           586
    7,894   J.P. Morgan Chase & Company,
              5.250% 05/30/07##...........................................         8,282
    2,861   Mellon Funding Corporation,
              4.875% 06/15/07##...........................................         3,053
    2,167   Mellon Funding Corporation,
              6.700% 03/01/08.............................................         2,452
    2,931   PNC Funding Corporation,
              7.000% 09/01/04##...........................................         3,135
    5,639   PNC Funding Corporation,
              5.750% 08/01/06##...........................................         5,977
    6,188   Popular North America Inc.,
              Series E,
              6.125% 10/15/06##...........................................         6,680
      193   Regions Financial Corporation,
              6.375% 05/15/12.............................................           217

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
$  2,705    Regions Financial Corporation,
              7.750% 09/15/24##...........................................   $     3,232
   1,398    State Street Corporation,
              7.650% 06/15/10(a)..........................................         1,671
      241   SunTrust Banks, Inc.,
              5.050% 07/01/07.............................................           258
    8,066   US Bank N.A., Minnesota,
              6.375% 08/01/11##...........................................         9,090
   11,033   Wachovia Corporation,
              4.950% 11/01/06##...........................................        11,774
      921   Washington Mutual, Inc.,
              7.500% 08/15/06##...........................................         1,042
    6,381   Washington Mutual, Inc.,
              5.625% 01/15/07##...........................................         6,840
    2,738   Washington Mutual,
              Series 2000-1, Class A1,
              2.104%** 06/25/24##.........................................         2,737
      498   Wells Fargo and Company,
              5.900% 05/21/06.............................................           544
    7,169   Wells Fargo Financial, Inc.,
              4.875% 06/12/07##...........................................         7,589
                                                                             -----------
                                                                                 117,188
                                                                             -----------
            COMMERCIAL SERVICES -- 0.2%
    3,433   Allied Waste North America, Inc.,
              Series B,
              10.000% 08/01/09##..........................................         3,193
    3,042   Coinmach Corporation,
              9.000% 02/01/10##...........................................         3,141
                                                                             -----------
                                                                                   6,334
                                                                             -----------
            COMPUTER SERVICES -- 0.0%+
      750   Seagate Tech HDD Holding,
              8.000% 05/15/09@##..........................................           698
                                                                             -----------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.2%
    2,037   International Business Machines Corporation,
              6.500% 01/15/28##...........................................         2,129
    3,962   Pitney Bowes Inc.,
              4.625% 10/01/12##...........................................         3,960
                                                                             -----------
                                                                                   6,089
                                                                             -----------
            CONGLOMERATES -- 0.2%
    5,006   Waste Management, Inc.,
              7.375% 08/01/10##...........................................         5,254
                                                                             -----------
            CONSUMER CREDIT AND MORTGAGES -- 0.5%
   12,746   Countrywide Home Loans, Inc.,
              Series J,
              5.500% 08/01/06##...........................................        13,389
                                                                             -----------
            DEPARTMENT AND DISCOUNT STORES -- 0.6%
    5,441   Sears Roebuck Acceptance Corporation,
              6.750% 08/15/11##...........................................         5,806
      131   Target Corporation,
              5.375% 06/15/09.............................................           142

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            DEPARTMENT AND DISCOUNT STORES -- (CONTINUED)
$   3,112   Target Corporation,
              5.875% 03/01/12##...........................................   $     3,452
    7,354   Wal-Mart Stores, Inc.,
              5.450% 08/01/06##...........................................         8,067
       80   Wal-Mart Stores, Inc.,
              4.375% 07/12/07.............................................            84
                                                                             -----------
                                                                                  17,551
                                                                             -----------
            DIVERSIFIED ELECTRONICS -- 0.1%
    2,390   L-3 Communications Corporation,
              7.625% 06/15/12@##..........................................         2,474
                                                                             -----------
            DIVERSIFIED MANUFACTURING -- 0.2%
      831   The Scotts Company,
              8.625% 01/15/09@##..........................................           864
    3,670   The Scotts Company, Class A,
              8.625% 01/15/09##...........................................         3,835
                                                                             -----------
                                                                                   4,699
                                                                             -----------
            ELECTRIC POWER -- NON NUCLEAR -- 0.8%
    1,113   Calpine Corporation,
              8.500% 02/15/11(a)##........................................           456
    5,261   Cinergy Corporation,
              6.250% 09/01/04##...........................................         5,434
    4,376   DPL Inc.,
              6.875% 09/01/11@##..........................................         4,101
    4,957   Oncor Electric Delivery,
              7.000% 09/01/22@##..........................................         5,031
    1,439   Pepco Holdings Inc.,
              5.500% 08/15/07@............................................         1,477
    4,210   Pepco Holdings Inc.,
              6.450% 08/15/12@##..........................................         4,363
                                                                             -----------
                                                                                  20,862
                                                                             -----------
            ELECTRIC POWER -- NUCLEAR -- 1.7%
    4,156   American Electric Power Company, Inc., Series A,
              6.125% 05/15/06##...........................................         4,128
      249   Constellation Energy Group, Inc.,
              6.350% 04/01/07.............................................           258
    5,780   Constellation Energy Group, Inc.,
              7.600% 04/01/32##...........................................         5,770
      196   Consumers Energy Company,
              Series B,
              6.200% 05/01/03.............................................           192
    1,434   Duquesne Light Company,
              Series O,
              6.700% 04/15/12##...........................................         1,605
      365   Energy East Corporation,
              6.750% 06/15/12##...........................................           406
   10,625   Exelon Generation Company LLC,
              6.950% 06/15/11.............................................        11,710
    4,903   FirstEnergy Corporation,
              Series B,
              6.450% 11/15/11##...........................................         4,611
       86   PPL Electric Utilities,
              6.250% 08/15/09.............................................            94

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ELECTRIC POWER -- NUCLEAR -- (CONTINUED)
$   7,049   PSEG Power LLC,
              6.875% 04/15/06##...........................................   $     7,092
    4,322   Southern Company Capital Funding,
              Series A,
              5.300% 02/01/07##...........................................         4,582
    2,327   Southern Power Company,
              6.250% 07/15/12@##..........................................         2,549
    3,516   Virginia Electric and Power Company,
              Series A,
              5.375% 02/01/07##...........................................         3,777
                                                                             -----------
                                                                                  46,774
                                                                             -----------
            EXPLORATION AND PRODUCTION -- 0.4%
    3,408   Anadarko Finance Company,
              Series B,
              6.750% 05/01/11##...........................................         3,864
    6,179   Anadarko Finance Company,
              Series B,
              7.500% 05/01/31##...........................................         7,290
       70   Union Pacific Resources Group Inc.,
              6.500% 05/15/05.............................................            76
                                                                             -----------
                                                                                  11,230
                                                                             -----------
            FINANCE -- MISCELLANEOUS -- 2.0%
    5,308   Associates Corporation of North America,
              6.950% 11/01/18##...........................................         5,815
    5,290   Case Credit Corporation,
              6.125% 02/15/03##...........................................         5,216
   13,900   Caterpillar Finance Services Corporation,
              5.950% 05/01/06##...........................................        15,251
      505   Dana Credit Corporation,
              7.250% 12/16/02@............................................           501
      955   General Electric Capital Corporation,
              Series A,
              5.375% 03/15/07.............................................         1,024
      585   General Electric Capital Corporation,
              Series A,
              4.625% 09/15/09.............................................           589
   15,284   General Electric Capital Corporation,
              Series A,
              6.750% 03/15/32##...........................................        16,393
    8,996   Household Finance Corporation,
              5.875% 02/01/09##...........................................         8,449
    1,815   PCA LLC / PCA Finance Corporation,
              11.875% 08/01/09@##.........................................         1,851
                                                                             -----------
                                                                                  55,089
                                                                             -----------
            FOOD AND DRUG STORES -- 0.3%
    6,548   Fred Meyer, Inc.,
              7.450% 03/01/08##...........................................         7,528
                                                                             -----------
            FOOD PRODUCTS -- 1.6%
    4,090   Burns Phillips Capital Property, Ltd.,
              9.750% 07/15/12@##..........................................         4,059

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FOOD PRODUCTS -- (CONTINUED)
$   1,071   Del Monte Corporation,
              Series B,
              9.250% 05/15/11##...........................................   $     1,071
    7,783   Kellogg Company,
              Series B,
              6.000% 04/01/06##...........................................         8,477
    2,568   Kraft Foods Inc.,
              5.250% 06/01/07(a)##........................................         2,779
    1,149   Nabisco Inc.,
              6.125%** 02/01/33##.........................................         1,163
    9,156   Sara Lee Corporation,
              6.250% 09/15/11##...........................................        10,328
    2,556   Tyson Foods Inc., Class A,
              7.250% 10/01/06##...........................................         2,837
    4,443   Unilever Capital Corporation,
              6.875% 11/01/05##...........................................         4,981
    7,534   Unilever Capital Corporation,
              7.125% 11/01/10##...........................................         8,969
                                                                             -----------
                                                                                  44,664
                                                                             -----------
            HEALTH SERVICES -- 0.5%
    4,112   Cardinal Health, Inc.,
              6.750% 02/15/11##...........................................         4,702
      161   Cintas Corporation,
              5.125% 06/01/07@............................................           173
      950   PacifiCare Health Systems, Inc., Class A,
              10.750% 06/01/09............................................           938
    6,769   Wellpoint Health Networks Inc.,
              6.375% 06/15/06##...........................................         7,389
    1,005   Wellpoint Health Networks Inc.,
              6.375% 01/15/12##...........................................         1,108
                                                                             -----------
                                                                                  14,310
                                                                             -----------
            HOUSEHOLD PRODUCTS -- 0.1%
    2,292   Proctor & Gamble Company,
              4.750% 06/15/07(a)##........................................         2,461
                                                                             -----------
            HOUSING AND FURNISHING -- 0.2%
    1,711   Beazer Homes USA, Inc.,
              8.625% 05/15/11.............................................         1,720
      700   Beazer Homes USA, Inc.,
              8.375% 04/15/12##...........................................           700
    2,262   The Ryland Group, Inc.,
              8.000% 08/15/06##...........................................         2,262
                                                                             -----------
                                                                                   4,682
                                                                             -----------
            INSURANCE -- 0.7%
      162   Allstate Financial Global Funding,
              7.125% 09/26/05@............................................           181
      105   American International Group, Inc.,
              5.850% 08/01/08@............................................           116
    6,261   Principal Life Global,
              6.250% 02/15/12@##..........................................         6,739
   11,657   Prudential Funding LLC,
              6.600% 05/15/08@##..........................................        12,797
                                                                             -----------
                                                                                  19,833
                                                                             -----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INTEGRATED OIL -- 1.0%
$     202   Amerada Hess Corporation,
              6.650% 08/15/11.............................................   $       227
    3,201   Amerada Hess Corporation,
              7.875% 10/01/29##...........................................         3,844
    5,760   Conoco Funding Company,
              6.350% 10/15/11##...........................................         6,472
   10,000   Conoco Inc.,
              2.630%** 10/15/02##.........................................        10,003
      473   PEMEX Master Trust,
              7.875% 02/01/09@............................................           475
    7,413   PEMEX Master Trust,
              8.625% 02/01/22@#...........................................         7,098
                                                                             -----------
                                                                                  28,119
                                                                             -----------
            INVESTMENT SERVICES -- 2.0%
    6,076   Bear Stearns Companies, Inc.,
              7.800% 08/15/07##...........................................         7,080
    4,609   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06##...........................................         4,908
    7,162   Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11##...........................................         7,460
    4,434   Goldman Sachs Group Inc.,
              6.875% 01/15/11##...........................................         4,923
    1,362   Goldman Sachs Group, Inc.,
              5.700% 09/01/12.............................................         1,407
    4,530   Lehman Brothers Holdings Inc.,
              7.000% 02/01/08##...........................................         5,047
    5,640   Merrill Lynch & Company, Inc.,
              6.000% 02/17/09(a)##........................................         5,989
    5,826   Morgan Stanley Dean Witter & Company,
              6.100% 04/15/06##...........................................         6,270
   10,461   Morgan Stanley Dean Witter & Company,
              6.750% 04/15/11##...........................................        11,467
      376   Salomon Smith Barney Holdings Inc.,
              6.500% 02/15/08.............................................           419
                                                                             -----------
                                                                                  54,970
                                                                             -----------
            LODGING AND RECREATION -- 0.0%+
      809   John Q. Hammons Hotels,
              Series B,
              8.875% 05/15/12(a)..........................................           779
                                                                             -----------
            MEDICAL DEVICES AND SUPPLIES -- 0.0%+
    1,059   Advanced Medical Optics, Inc.,
              9.250% 07/15/10.............................................         1,038
       17   Bristol-Myers Squibb Company,
              4.750% 10/01/06##...........................................            18
                                                                             -----------
                                                                                   1,056
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            METALS AND MINING -- 0.4%
$   4,846   Alcoa Inc.,
              7.375% 08/01/10##...........................................   $     5,768
    2,575   Compass Minerals Group, Inc.,
              10.000% 08/15/11##..........................................         2,730
    1,365   Earle M. Jorgensen Company,
              9.750% 06/01/12.............................................         1,331
                                                                             -----------
                                                                                   9,829
                                                                             -----------
            NATURAL GAS PIPELINES -- 0.4%
      199   EL Paso Corporation,
              7.000% 05/15/11.............................................           131
    3,952   EL Paso Corporation,
              7.800% 08/01/31##...........................................         2,490
    8,333   Kinder Morgan, Inc.,
              6.650% 03/01/05##...........................................         8,840
                                                                             -----------
                                                                                  11,461
                                                                             -----------
            OIL REFINING AND MARKETING -- 0.3%
    7,682   USX Corporation,
              6.650% 02/01/06##...........................................         8,382
                                                                             -----------
            PACKAGING AND CONTAINERS -- 0.3%
    2,218   Owens-Brockway Glass Containers,
              8.875% 02/15/09##...........................................         2,229
    2,187   Riverwood International Corporation,
              10.625% 08/01/07##..........................................         2,247
    3,376   Riverwood International Corporation,
              10.875% 04/01/08(a).........................................         3,410
                                                                             -----------
                                                                                   7,886
                                                                             -----------
            PAPER AND FOREST PRODUCTS -- 0.7%
    3,577   Ainsworth Lumber Company Ltd.,
              12.500% 07/15/07##..........................................         3,675
    1,895   Appleton Papers Inc.,
              Series B,
              12.500% 12/15/08##..........................................         1,952
    1,367   FiberMark, Inc.,
              10.750% 04/15/11(a)##.......................................         1,319
    3,637   International Paper Company,
              8.000% 07/08/03##...........................................         3,778
    1,469   Louisiana-Pacific Corporation,
              8.500% 08/15/05##...........................................         1,476
    4,789   Louisiana-Pacific Corporation,
              10.875% 11/15/08@##.........................................         4,981
    1,270   Tembec Industries Inc.,
              8.500% 02/01/11##...........................................         1,276
                                                                             -----------
                                                                                  18,457
                                                                             -----------
            PHARMACEUTICALS -- 0.5%
      307   Eli Lilly and Company,
              6.000% 03/15/12.............................................           343
    1,040   Pharmacia Corporation,
              6.600% 12/01/28.............................................         1,179
   10,876   Wyeth,
              6.250% 03/15/06##...........................................        11,638
                                                                             -----------
                                                                                  13,160
                                                                             -----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PUBLISHING AND ADVERTISING -- 0.3%
$   3,195   Gannett Company, Inc.,
              6.375% 04/01/12##...........................................   $     3,657
    5,133   News America Holdings,
              8.150% 10/17/36##...........................................         5,063
                                                                             -----------
                                                                                   8,720
                                                                             -----------
            RAILROADS, TRUCKING AND SHIPPING -- 0.7%
    5,340   Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11(a)##........................................         6,076
   13,181   FedEx Corporation,
              6.625% 02/12/04##...........................................        13,809
                                                                             -----------
                                                                                  19,885
                                                                             -----------
            REAL ESTATE -- 0.4%
      600   Corrections Corporation of America,
              9.875% 05/01/09@##..........................................           620
    5,605   EOP Operating LP,
              7.000% 07/15/11##...........................................         6,180
    2,061   Standard Pacific Corporation,
              9.250% 04/15/12##...........................................         1,948
    3,628   Tech Olypmic USA, Inc.
              10.375% 07/01/12@##.........................................         3,320
                                                                             -----------
                                                                                  12,068
                                                                             -----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
    2,464   Health Care Property Investors, Inc.,
              7.480% 04/05/04##...........................................         2,640
    2,311   Health Care Property Investors, Inc.,
              6.450% 06/25/12##...........................................         2,437
                                                                             -----------
                                                                                   5,077
                                                                             -----------
            SOFTWARE -- 0.0%+
      600   Veritas DGC Inc.,
              9.750% 10/15/03.............................................           594
                                                                             -----------
            TELECOMMUNICATIONS SERVICES -- 2.2%
       38   BellSouth Corporation,
              5.000% 10/15/06.............................................            40
    5,592   BellSouth Telecommunications Inc.,
              6.375% 06/01/28##...........................................         5,569
      244   Cingular Wireless,
              6.500% 12/15/11.............................................           235
    3,246   Cingular Wireless,
              7.125% 12/15/31##...........................................         2,840
    7,622   Cox Communications, Inc., Class A,
              7.750% 11/01/10(a)##........................................         7,895
    2,801   GTE North, Inc.,
              Series H
              5.650% 11/15/08##...........................................         2,851
    3,422   Nextel Communications, Inc., Class A,
              9.375% 11/15/09##...........................................         2,609
    9,011   SBC Communications Inc.,
              6.250% 03/15/11##...........................................         9,777
    1,009   Sprint Capital Corporation,
              6.125% 11/15/08##...........................................           671

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$   2,651   Sprint Capital Corporation,
              8.375% 03/15/12##...........................................   $     1,882
    4,052   Sprint Capital Corporation,
              6.900% 05/01/19##...........................................         2,369
      238   Verizon Florida Inc.,
              6.125% 01/15/13.............................................           240
    3,074   Verizon Global Funding Corporation,
              7.750% 12/01/30##...........................................         3,069
    7,387   Verizon New England Inc.,
              6.500% 09/15/11##...........................................         7,688
   10,177   Verizon Pennsylvania,
              Series A,
              5.650% 11/15/11##...........................................         9,993
       40   Vodafone Group plc,
              7.625% 02/15/05.............................................            44
                                                                             -----------
                                                                                  57,772
                                                                             -----------
            TOBACCO -- 0.5%
    2,014   DIMON Inc., Series B,
              9.625% 10/15/11##...........................................         2,107
   11,274   R.J. Reynolds Tobacco Holdings, Inc.,
              7.375% 05/15/03##...........................................        11,516
                                                                             -----------
                                                                                  13,623
                                                                             -----------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $836,837).............................................       857,782
                                                                             -----------
            FOREIGN BONDS AND NOTES -- 2.9%
   28,665   AT&T Canada Inc.,
              (0.000)% due 06/15/08
              9.950% beginning 06/15/03##.................................         3,010
    3,074   Canadian National Railway Company,
              6.900% 07/15/28##...........................................         3,472
    2,723   Compagnie Generale De Geophysique SA,
              10.625% 11/15/07##..........................................         2,543
    9,900   Corp Andina de Fomento,
              8.875% 06/01/05##...........................................        11,028
    5,857   Government of Canada,
              5.250% 11/05/08##...........................................         6,419
    3,687   Hanson Overseas B.V.,
              6.750% 09/15/05##...........................................         4,023
    5,991   Hellenic Republic,
              6.950% 03/04/08(a)##........................................         7,009
      479   Korea Development Bank,
              7.250% 05/15/06(a)..........................................           539
      433   Methanex Corporation,
              7.750% 08/15/05.............................................           429
       66   Ontario (Province of),
              7.000% 08/04/05.............................................            74
      734   Pemex Finance Ltd.,
              5.720% 11/15/03.............................................           757
      353   Quebec (Province of),
              6.125% 01/22/11.............................................           399
    6,781   Quebec (Province of),
              7.500% 09/15/29##...........................................         8,732

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FOREIGN BONDS AND NOTES -- (CONTINUED)
$   5,300   Republic of Argentina,
              Series 2031,
              12.000% 06/19/31##..........................................   $       981
    9,127   Republic of Italy,
              6.000% 02/22/11##...........................................        10,452
    5,599   Republic of Italy,
              6.875% 09/27/23##...........................................         6,784
    6,173   Republic of Korea,
              8.875% 04/15/08##...........................................         7,747
    5,187   United Mexican States,
              8.375% 01/14/11(a)##........................................         5,472
                                                                             -----------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $97,328)..............................................        79,870
                                                                             -----------
            MORTGAGE-BACKED SECURITIES -- 34.8%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.9%
    4,050   Credit Suisse First Boston,
              Series 2001,
              5.570%** 12/05/13##.........................................         4,022
       88   Criimi Mae CMBS Corporation,
              Series 1998-1, Class A1,
              5.697% 06/20/30@##..........................................            89
   12,277   Fannie Mae Strip,
              Series 319, Class 2,
              6.500% 02/01/32##...........................................         1,794
   70,661   GMAC Commercial Mortgage Securities Inc.,
              Series 1997-C1, Class X,
              1.629%** 07/15/27##.........................................         4,469
   84,778   JP Morgan Commercial Mortgage Finance Corporation,
              Series 1997-C4, Class X, Interest only,
              1.275%** 12/26/28##.........................................         3,425
   97,019   Merrill Lynch Mortgage Investors, Inc.,
              Series 1998-C3, Class IO,
              1.103%** 12/15/30##.........................................         4,194
    5,796   Salomon Brothers Mortgage Securities VII,
              Series 2002-CDCA, Class A1, 2.103%** 11/15/13@..............         5,794
                                                                             -----------
                                                                                  23,787
                                                                             -----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.2%
       12     9.000% 01/01/05##...........................................            12
    2,300     6.875% 01/15/05##...........................................         2,539
      183     8.000% 11/01/09-04/01/10##..................................           195
      515     6.000% 06/15/11##...........................................           582
      942     8.500% 11/01/26##...........................................         1,011
                                                                             -----------
                                                                                   4,339
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 26.9%
$     666     7.000% 12/01/02-07/01/03##..................................   $       669
      254     8.250% 03/25/06##...........................................           269
    1,106     6.000% 09/01/16##...........................................         1,150
  152,500     6.000% 03/01/17(b)..........................................       158,315
      280     10.000% 09/01/18##..........................................           322
    3,204     7.500% 06/15/22##...........................................         3,435
  421,900     6.500% 02/01/32(b)..........................................       437,063
  129,000     7.000% 02/01/32-05/01/32(b).................................       134,684
      217     4.454%** 08/01/36##.........................................           223
                                                                             -----------
                                                                                 736,130
                                                                             -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 6.8%
      742     8.500% 12/15/05-02/15/25##..................................           812
    2,909     8.000% 11/15/07-05/15/17##..................................         3,066
       25     9.500% 06/15/09-09/15/09....................................            27
       23     13.000% 01/15/11-02/15/11...................................            28
   16,189     7.000% 10/01/11-01/15/30##..................................        17,022
   15,369     7.500% 12/15/23-07/20/28##..................................        16,361
   13,210     6.500% 01/15/31##...........................................        13,778
  129,000     7.000% 11/01/32(b)..........................................       135,410
                                                                             -----------
                                                                                 186,504
                                                                             -----------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $949,398).............................................       950,760
                                                                             -----------
            MUNICIPAL BONDS AND NOTES -- 1.1%
              (Cost $29,007)
   27,785   Washington State, GO Refunding,
              Series 2002R, (MBIA Insured),
              4.000% 01/01/12.............................................        28,941
                                                                             -----------
CONTRACTS
---------
            -PURCHASED OPTIONS -- 0.5%
 2,500(d)   Call option
              Polish Government Bond
              Strike price 81.925
              Expire 10/07/02.............................................         6,227
 5,000(d)   Call option
              Polish Government Bond
              Strike price 86.400
              Expire 10/15/02.............................................         7,231
 32(c)(e)   Call option on Interest Rate Swap, expiring on 12/09/02. If exercised, JP Morgan pays fixed (4.66%) and receives 3 month
              Euro LIBOR. Swap expires 12/11/12...........................           429
                                                                             -----------
            TOTAL PURCHASED OPTIONS
              (Cost $13,073)..............................................        13,887
                                                                             -----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 1.6%
            FEDERAL HOME LOAN BANK (FHLB) -- 0.0%+
$     500     3.375% 06/15/04##...........................................   $       512
                                                                             -----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 0.3%
    8,400     5.750% 01/15/12##...........................................         9,325
                                                                             -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 1.3%
   19,100     5.625% 05/14/04##...........................................        20,241
    9,800     7.000% 07/15/05##...........................................        10,996
    1,385     6.625% 11/15/30##...........................................         1,627
                                                                             -----------
                                                                                  32,864
                                                                             -----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $41,052)..............................................        42,701
                                                                             -----------
            U.S. TREASURY OBLIGATIONS -- 9.1%
            U.S. TREASURY NOTES -- 5.7%
    5,000     3.875% 07/31/03##...........................................         5,101
  109,000     5.250% 08/15/03##...........................................       112,585
   38,300     3.250% 05/31/04##...........................................        39,308
                                                                             -----------
                                                                                 156,994
                                                                             -----------
            U.S. TREASURY STRIPS -- 3.4%
    4,730   Interest only,
              3.890%*** 05/15/11..........................................         3,399
   66,500   Principal only,
              2.050%*** 08/15/05(a)##.....................................        62,716
   13,235   Principal only,
              5.200%*** 11/15/21(a)##.....................................         4,959
   53,120   Principal only,
              5.170%*** 11/15/27(a).......................................        14,735
    9,000   TIGR Receipts,
              4.050%*** 05/15/12(a)##.....................................         6,119
                                                                             -----------
                                                                                  91,928
                                                                             -----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $244,130).............................................       248,922
                                                                             -----------
 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 43.7%
   13,069   International Bond Portfolio@@................................       135,529
1,038,836   Nations Cash Reserves, Capital Class Shares#..................     1,038,836
    1,621   Nations Convertible Securities Fund, Primary Class A
              Shares@@....................................................        21,699
                                                                             -----------
            TOTAL INVESTMENT COMPANIES
              (Cost $1,195,387)...........................................     1,196,064
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                                VALUE
                                                                                (000)
----------------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $3,637,489*)................................   133.6%    $ 3,652,697
                                                                             -----------
CONTRACTS
---------
            WRITTEN OPTIONS -- 0.0%+
            (Premium ($639))
  (30)(c)   Call option on Interest Rate Swap, expiring on 12/09/02. If exercised, JP Morgan pays 3 month LIBOR and receives fixed
              (4.54%). Swap expires 12/11/12..............................         (474)
                                                                             -----------
            OTHER ASSETS AND LIABILITIES (NET)..................   (33.6)%
            Cash..........................................................   $       632
            Unrealized appreciation on forward foreign exchange
              contracts...................................................        11,881
            Receivable for investment securities sold.....................       751,191
            Receivable for Fund shares sold...............................       103,222
            Dividends receivable..........................................         1,669
            Interest receivable...........................................        22,776
            Receivable for variation margin...............................         1,728
            Unrealized appreciation on swap contracts.....................            57
            Unrealized depreciation on forward foreign exchange
              contracts...................................................       (13,553)
            Collateral on securities loaned...............................       (60,878)
            Payable for Fund shares redeemed..............................       (30,301)
            Investment advisory fee payable...............................          (867)
            Administration fee payable....................................          (481)
            Shareholder servicing and distribution fees payable...........           (27)
            Distributions payable.........................................        (6,887)
            Payable for investment securities purchased...................    (1,696,563)
            Accrued Trustees' fees and expenses...........................           (94)
            Accrued expenses and other liabilities........................        (1,070)
                                                                             -----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................      (917,565)
                                                                             -----------
            NET ASSETS..........................................   100.0%    $ 2,734,658
                                                                             ===========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income......................................................   $     2,766
            Accumulated net realized gain on investments sold, futures
              contracts, swaps, options and currency contracts............        39,570
            Net unrealized appreciation of investments, futures contracts,
              swaps, options and currency contracts.......................        20,524
            Paid-in capital...............................................     2,671,798
                                                                             -----------
            NET ASSETS....................................................   $ 2,734,658
                                                                             ===========


                                                                                VALUE
----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($2,667,961,134 / 266,027,486 shares outstanding)...........        $10.03
                                                                             ===========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($44,582,247 / 4,448,684 shares outstanding)................        $10.02
                                                                             ===========

            Maximum sales charge..........................................         3.25%
            Maximum offering price per share..............................        $10.36

            INVESTOR B SHARES:
            Net asset value and offering
              price per share&($19,771,740 / 1,972,270 shares
              outstanding)................................................        $10.02
                                                                             ===========
            INVESTOR C SHARES:
            Net asset value and offering
              price per share&
              ($2,342,683 / 233,749 shares outstanding)...................        $10.02
                                                                             ===========

---------------

 *  Federal income tax information (see Note 12).

 ** Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2002.

*** Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2002.

  @ Security exempt from registration under Rule 144A of the Securities
    Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 @@ Mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 +  Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $60,878.

 ## All or a portion of security segregated as collateral for futures, swap contracts and TBA.

(a) All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002, is $56,532 and $56,400, respectively.

(b) TBA -- Securities purchased on a forward commitment basis.

(c) 1 contract = $1,000,000.

(d) Principal amount denominated in Polish Zloty.

(e) Principal amount denominated in Euro.


                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 1.4%
            ASSET-BACKED -- AUTO LOANS -- 0.8%
 $   750    Americredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08##...........................................   $    794
     145    Capital Auto Receivables Asset Trust, Series 2002-2, Class
              CTFS,
              4.180% 10/15/07##...........................................        149
     200    Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06##...........................................        212
     400    MMCA Automobile Trust,
              Series 2001-1, Class A4,
              5.340% 12/15/05##...........................................        419
                                                                             --------
                                                                                1,574
                                                                             --------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.4%
     800    Fannie Mae Whole Loan,
              Series 2001-W1, Class AF3,
              5.690% 06/25/29##...........................................        818
      59    First Plus Home Loan Trust,
              Series 1998-2, Class M1,
              7.220% 05/10/24##...........................................         64
                                                                             --------
                                                                                  882
                                                                             --------
            ASSET-BACKED -- OTHER -- 0.2%
     420    CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09##...........................................        435
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $2,774)...............................................      2,891
                                                                             --------
            CORPORATE BONDS AND NOTES -- 9.7%
            AEROSPACE AND DEFENSE -- 0.1%
     219    Boeing Capital Corporation,
              5.650% 05/15/06##...........................................        231
      30    Northrop Grumman Corporation,
              7.125% 02/15/11##...........................................         34
                                                                             --------
                                                                                  265
                                                                             --------
            AIRLINES -- 0.3%
     161    American Airlines, Series 2001-2, Class A-2,
              7.858% 10/01/11##...........................................        170
     400    U.S. Airways, Inc., Series 2002-G,
              8.020% 02/05/19##...........................................        418
                                                                             --------
                                                                                  588
                                                                             --------
            AUTOMOTIVE -- 0.9%
     124    Delphi Automotive Systems Corporation,
              6.125% 05/01/04##...........................................        129
     526    Ford Motor Company,
              7.450% 07/16/31##...........................................        425
     164    Ford Motor Credit Company,
              5.800% 01/12/09##...........................................        147
     196    Ford Motor Credit Company,
              7.375% 10/28/09##...........................................        188

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            AUTOMOTIVE -- (CONTINUED)
 $    55    Ford Motor Credit Company,
              7.375% 02/01/11##...........................................   $     52
      41    General Motors Acceptance Corporation,
              6.125% 09/15/06##...........................................         41
     133    General Motors Acceptance Corporation,
              6.150% 04/05/07##...........................................        135
     130    General Motors Acceptance Corporation,
              6.875% 09/15/11##...........................................        127
     244    General Motors Acceptance Corporation,
              8.000% 11/01/31##...........................................        237
     400    Toyota Motor Credit Corporation,
              5.625% 11/13/03##...........................................        415
                                                                             --------
                                                                                1,896
                                                                             --------
            BROADCASTING AND CABLE -- 0.4%
     143    AOL Time Warner Inc.,
              6.150% 05/01/07##...........................................        132
     280    AOL Time Warner Inc.,
              7.625% 04/15/31##...........................................        232
     105    Comcast Cable Communications,
              7.125% 06/15/13##...........................................         98
     121    Time Warner Inc.,
              8.110% 08/15/06##...........................................        118
     105    Viacom Inc., Class B,
              6.625% 05/15/11##...........................................        117
     105    Viacom Inc., Class B,
              7.875% 07/30/30##...........................................        126
                                                                             --------
                                                                                  823
                                                                             --------
            CHEMICALS -- BASIC -- 0.1%
     107    The Dow Chemical Company,
              6.125% 02/01/11##...........................................        113
      98    The Dow Chemical Company,
              7.375% 11/01/29##...........................................        107
                                                                             --------
                                                                                  220
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.1%
      49    Praxair, Inc.,
              4.750% 07/15/07##...........................................         52
      82    Praxair, Inc.,
              6.500% 03/01/08##...........................................         92
                                                                             --------
                                                                                  144
                                                                             --------
            COMMERCIAL BANKING -- 1.4%
     304    Bank One Corporation,
              6.000% 08/01/08##...........................................        337
     265    Citigroup Inc.,
              7.250% 10/01/10##...........................................        301
      13    Citigroup Inc.,
              6.000% 02/21/12##...........................................         14
     143    FleetBoston Financial Corporation,
              7.250% 09/15/05##...........................................        158
     114    Golden West Financial Corporation,
              4.750% 10/01/12.............................................        115
     198    J.P. Morgan Chase & Company,
              5.250% 05/30/07##...........................................        208
      70    Mellon Funding Corporation,
              4.875% 06/15/07##...........................................         75
      40    Mellon Funding Corporation,
              6.700% 03/01/08.............................................         45

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
 $   179    PNC Funding Corporation,
              7.000% 09/01/04##...........................................   $    191
     156    PNC Funding Corporation,
              5.750% 08/01/06##...........................................        165
     180    Popular North America Inc., Series E,
              6.125% 10/15/06##...........................................        194
      70    Regions Financial Corporation,
              7.750% 09/15/24##...........................................         84
     200    US Bank N.A., Minnesota,
              6.375% 08/01/11##...........................................        225
     280    Wachovia Corporation,
              4.950% 11/01/06##...........................................        299
     181    Washington Mutual, Inc.,
              7.500% 08/15/06##...........................................        205
      63    Washington Mutual, Inc.,
              5.625% 01/15/07##...........................................         68
     186    Wells Fargo Financial, Inc.,
              4.875% 06/12/07##...........................................        197
                                                                             --------
                                                                                2,881
                                                                             --------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.1%
      53    International Business Machines Corporation,
              6.500% 01/15/28##...........................................         55
      93    Pitney Bowes Inc.,
              4.625% 10/01/12##...........................................         93
                                                                             --------
                                                                                  148
                                                                             --------
            CONGLOMERATES -- 0.1%
     125    Waste Management, Inc.,
              7.375% 08/01/10##...........................................        131
                                                                             --------
            CONSUMER CREDIT AND MORTGAGES -- 0.2%
     342    Countrywide Home Loans, Inc., Series J,
              5.500% 08/01/06##...........................................        359
                                                                             --------
            DEPARTMENT AND DISCOUNT STORES -- 0.2%
     120    Sears Roebuck Acceptance Corporation,
              6.750% 08/15/11##...........................................        128
      76    Target Corporation,
              5.875% 03/01/12##...........................................         84
     182    Wal-Mart Stores, Inc.,
              5.450% 08/01/06##...........................................        200
                                                                             --------
                                                                                  412
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.1%
     144    Cinergy Corporation,
              6.250% 09/01/04##...........................................        149
     127    DPL Inc.,
              6.875% 09/01/11@##..........................................        119
                                                                             --------
                                                                                  268
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 0.7%
      99    American Electric Power Company, Inc., Series A,
              6.125% 05/15/06##...........................................         98
     145    Constellation Energy Group, Inc.,
              7.600% 04/01/32##...........................................        145

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ELECTRIC POWER -- NUCLEAR -- (CONTINUED)
 $   390    Consumers Energy Company, Series B,
              6.200% 05/01/03##...........................................   $    382
      36    Duquesne Light Company, Series O,
              6.700% 04/15/12##...........................................         40
      23    Energy East Corporation,
              6.750% 06/15/12##...........................................         26
     253    Exelon Generation Company LLC,
              6.950% 06/15/11##...........................................        278
     134    FirstEnergy Corporation, Series B,
              6.450% 11/15/11##...........................................        126
     171    PSEG Power LLC,
              6.875% 04/15/06##...........................................        172
     110    Southern Company Capital Funding, Series A,
              5.300% 02/01/07##...........................................        117
      58    Southern Power Company,
              6.250% 07/15/12@##..........................................         64
      90    Virginia Electric and Power Company, Series A,
              5.375% 02/01/07##...........................................         97
                                                                             --------
                                                                                1,545
                                                                             --------
            EXPLORATION AND PRODUCTION -- 0.1%
      69    Anadarko Finance Company, Series B,
              6.750% 05/01/11##...........................................         78
     162    Anadarko Finance Company, Series B,
              7.500% 05/01/31##...........................................        191
                                                                             --------
                                                                                  269
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 1.0%
     137    Associates Corporation of North America,
              6.950% 11/01/18##...........................................        150
     348    Caterpillar Finance Services Corporation,
              5.950% 05/01/06##...........................................        382
     331    General Electric Capital Corporation, Series A,
              6.750% 03/15/32##...........................................        355
     237    Household Finance Corporation,
              5.875% 02/01/09##...........................................        223
     406    Kern River Funding Corporation,
              6.676% 07/31/16@##..........................................        443
     400    Monumental Global Funding II,
              6.050% 01/19/06@##..........................................        435
                                                                             --------
                                                                                1,988
                                                                             --------
            FOOD AND DRUG STORES -- 0.1%
     155    Fred Meyer, Inc.,
              7.450% 03/01/08##...........................................        178
                                                                             --------
            FOOD PRODUCTS -- 0.5%
     179    Kellogg Company, Series B,
              6.000% 04/01/06##...........................................        195
      63    Kraft Foods Inc.,
              5.250% 06/01/07##...........................................         68
     227    Sara Lee Corporation,
              6.250% 09/15/11##...........................................        256
      61    Tyson Foods Inc., Class A,
              7.250% 10/01/06##...........................................         68

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FOOD PRODUCTS -- (CONTINUED)
 $   100    Unilever Capital Corporation,
              6.875% 11/01/05##...........................................   $    112
     204    Unilever Capital Corporation,
              7.125% 11/01/10##...........................................        243
                                                                             --------
                                                                                  942
                                                                             --------
            HEALTH SERVICES -- 0.1%
     180    Wellpoint Health Networks Inc.,
              6.375% 06/15/06##...........................................        197
      22    Wellpoint Health Networks Inc.,
              6.375% 01/15/12##...........................................         24
                                                                             --------
                                                                                  221
                                                                             --------
            HEAVY MACHINERY -- 0.2%
     400    Caterpillar Inc.,
              7.300% 05/01/31##...........................................        489
                                                                             --------
            HOUSEHOLD PRODUCTS -- 0.0%+
      63    Proctor & Gamble Company,
              4.750% 06/15/07##...........................................         68
                                                                             --------
            INSURANCE -- 0.5%
     600    American International Group, Inc.,
              5.850% 08/01/08@##..........................................        663
     132    Principal Life Global,
              6.250% 02/15/12@............................................        142
     230    Prudential Funding LLC,
              6.600% 05/15/08@##..........................................        252
                                                                             --------
                                                                                1,057
                                                                             --------
            INTEGRATED OIL -- 0.2%
      88    Amerada Hess Corporation,
              7.875% 10/01/29##...........................................        106
     155    Conoco Funding Company,
              6.350% 10/15/11##...........................................        174
     197    PEMEX Master Trust,
              8.625% 02/01/22@##..........................................        188
                                                                             --------
                                                                                  468
                                                                             --------
            INVESTMENT SERVICES -- 0.6%
     140    Bear Stearns Companies, Inc.,
              7.800% 08/15/07##...........................................        163
     110    Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06##...........................................        117
     144    Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11##...........................................        150
     107    Goldman Sachs Group Inc.,
              6.875% 01/15/11##...........................................        119
      22    Goldman Sachs Group, Inc.,
              5.700% 09/01/12.............................................         23
      83    Lehman Brothers Holdings Inc.,
              7.000% 02/01/08##...........................................         92
     106    Merrill Lynch & Company, Inc.,
              6.000% 02/17/09##...........................................        113
     107    Morgan Stanley Dean Witter & Company,
              6.100% 04/15/06##...........................................        115
     235    Morgan Stanley Dean Witter & Company,
              6.750% 04/15/11##...........................................        258
                                                                             --------
                                                                                1,150
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            METALS AND MINING -- 0.1%
 $   131    Alcoa Inc.,
              7.375% 08/01/10##...........................................   $    156
                                                                             --------
            NATURAL GAS PIPELINES -- 0.1%
     111    EL Paso Corporation,
              7.800% 08/01/31##...........................................         70
     207    Kinder Morgan, Inc.,
              6.650% 03/01/05##...........................................        220
                                                                             --------
                                                                                  290
                                                                             --------
            OIL REFINING AND MARKETING -- 0.1%
     187    USX Corporation,
              6.650% 02/01/06##...........................................        204
                                                                             --------
            PAPER AND FOREST PRODUCTS -- 0.0%+
      98    International Paper Company,
              8.000% 07/08/03##...........................................        102
                                                                             --------
            PHARMACEUTICALS -- 0.2%
     302    Wyeth,
              6.250% 03/15/06##...........................................        323
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.1%
      78    Gannett Company, Inc.,
              6.375% 04/01/12##...........................................         89
     124    News America Holdings,
              8.150% 10/17/36.............................................        123
                                                                             --------
                                                                                  212
                                                                             --------
            RAILROADS, TRUCKING AND SHIPPING -- 0.2%
     141    Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11##...........................................        160
     330    FedEx Corporation,
              6.625% 02/12/04##...........................................        346
                                                                             --------
                                                                                  506
                                                                             --------
            REAL ESTATE -- 0.1%
     147    EOP Operating LP,
              7.000% 07/15/11##...........................................        162
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
      61    Health Care Property Investors, Inc.,
              7.480% 04/05/04##...........................................         66
      58    Health Care Property Investors, Inc.,
              6.450% 06/25/12##...........................................         61
                                                                             --------
                                                                                  127
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 0.6%
     147    BellSouth Telecommunications Inc.,
              6.375% 06/01/28##...........................................        146
      90    Cingular Wireless,
              7.125% 12/15/31##...........................................         79
     191    Cox Communications, Inc., Class A,
              7.750% 11/01/10##...........................................        198
      80    GTE North, Inc., Series H,
              5.650% 11/15/08.............................................         81

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
 $   207    SBC Communications Inc.,
              6.250% 03/15/11##...........................................   $    225
      27    Sprint Capital Corporation,
              6.125% 11/15/08##...........................................         18
      55    Sprint Capital Corporation,
              8.375% 03/15/12##...........................................         39
     115    Sprint Capital Corporation,
              6.900% 05/01/19.............................................         67
      87    Verizon Global Funding Corporation,
              7.750% 12/01/30##...........................................         87
     194    Verizon New England Inc.,
              6.500% 09/15/11##...........................................        202
     182    Verizon Pennsylvania, Series A,
              5.650% 11/15/11##...........................................        179
                                                                             --------
                                                                                1,321
                                                                             --------
            TOBACCO -- 0.1%
     294    R.J. Reynolds Tobacco Holdings, Inc.,
              7.375% 05/15/03##...........................................        300
                                                                             --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $19,484)....................................               20,213
                                                                             --------
            FOREIGN BONDS AND NOTES -- 0.9%
     500    AT&T Canada Inc.,
              (0.000)% due 06/15/08
              9.950% beginning 06/15/03...................................         53
     258    Corp Andina de Fomento,
              8.875% 06/01/05##...........................................        287
     159    Government of Canada,
              5.250% 11/05/08##...........................................        174
      95    Hanson Overseas B.V.,
              6.750% 09/15/05##...........................................        104
     137    Hellenic Republic,
              6.950% 03/04/08##...........................................        160
     178    Quebec in (Province),
              7.500% 09/15/29##...........................................        229
     238    Republic of Italy,
              6.000% 02/22/11##...........................................        273
     159    Republic of Italy,
              6.875% 09/27/23##...........................................        193
     147    Republic of Korea,
              8.875% 04/15/08##...........................................        184
     119    United Mexican States,
              8.375% 01/14/11##...........................................        126
                                                                             --------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $2,064)...............................................      1,783
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 11.3%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.1%
 $   120    Credit Suisse First Boston, Series 2001,
              5.570%** 12/05/13##.........................................   $    119
     299    Fannie Mae Strip, Series 319, Class 2,
              6.500% 02/01/32.............................................         44
   2,952    Merrill Lynch Mortgage Investors, Inc., Series 1998-C3, Class
              IO,
              1.103%** 12/15/30##.........................................        128
                                                                             --------
                                                                                  291
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 8.8%
   3,275      6.000% 03/01/17(b)..........................................      3,400
  11,200      6.500% 02/01/32(b)..........................................     11,602
   3,100      7.000% 05/01/32(b)..........................................      3,237
                                                                             --------
                                                                               18,239
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 2.4%
     672      6.500% 01/15/31.............................................        701
   4,100      7.000% 11/01/32(b)..........................................      4,303
                                                                             --------
                                                                                5,004
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $23,455)..............................................     23,534
                                                                             --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 2.6%
            FEDERAL HOME LOAN BANK (FHLB) -- 0.9%
   1,760      3.375% 06/15/04##...........................................      1,801
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.2%
     390      4.875% 03/15/07##...........................................        420
   1,855      5.750% 01/15/12##...........................................      2,059
                                                                             --------
                                                                                2,479
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 0.5%
   1,000      7.000% 07/15/05##(a)........................................      1,122
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $5,152)...............................................      5,402
                                                                             --------
            U.S. TREASURY OBLIGATIONS -- 2.6%
            U.S. TREASURY NOTES -- 1.1%
   2,135      5.750% 08/15/03(a)..........................................      2,215
                                                                             --------
            U.S. TREASURY STRIPS -- 1.5%
   2,500    Interest only,
              2.640%*** 05/15/07..........................................      2,215
     150    Principal only,
              2.050%*** 08/15/05..........................................        141

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            U.S. TREASURY STRIPS -- (CONTINUED)
 $   575    Principal only,
              5.200%*** 11/15/21(a).......................................   $    215
   1,220    Principal only,
              5.170%*** 11/15/27##(a).....................................        338
     475    TIGR Receipts,
              4.050%*** 05/15/12(a).......................................        323
                                                                             --------
                                                                                3,232
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $5,368)...............................................      5,447
                                                                             --------
 SHARES
 (000)
 -------
            INVESTMENT COMPANIES -- 84.3%
   7,839    High Yield Portfolio@@........................................     68,434
   7,456    International Bond Portfolio@@................................     77,321
  30,537    Nations Cash Reserves, Capital Class Shares#..................     30,537
                                                                             --------
            TOTAL INVESTMENT COMPANIES
              (Cost $184,170).............................................    176,292
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $242,467*)..................................   112.8%     235,562
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................   (12.8)%
            Cash..........................................................   $      1
            Receivable for investment securities sold.....................        183
            Receivable for Fund shares sold...............................        301
            Dividends receivable..........................................        772
            Interest receivable...........................................        520
            Receivable for variation margin...............................         20
            Unrealized depreciation on swap contracts.....................         (4)
            Collateral on securities loaned...............................     (4,294)
            Payable for Fund shares redeemed..............................       (649)
            Investment advisory fee payable...............................        (69)
            Administration fee payable....................................        (38)
            Shareholder servicing and distribution fees payable...........        (43)
            Distributions payable.........................................       (595)
            Payable for investment securities
              purchased...................................................    (22,492)
            Accrued Trustees' fees and expenses...........................        (57)
            Accrued expenses and other liabilities........................       (256)
                                                                             --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................    (26,700)
                                                                             --------
            NET ASSETS..........................................   100.0%    $208,862
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    421
            Accumulated net realized loss on investments sold, futures contracts,
              options, currency contracts and swaps.......................    (18,979)
            Net unrealized depreciation of investments, futures contracts,
              currency contracts and swaps................................     (6,860)
            Paid-in capital...............................................    234,280
                                                                             --------
            NET ASSETS....................................................   $208,862
                                                                             ========


                                                                               VALUE
--------------------------------------------------------------------------------------

            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($135,924,826 / 14,217,938 shares outstanding)..............      $9.56
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($27,807,016 / 2,911,661 shares outstanding)................      $9.55
                                                                             ========

            Maximum sales charge..........................................      4.75%
            Maximum offering price per share..............................     $10.03

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($42,431,237 / 4,439,743 shares outstanding)................      $9.56
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($2,698,970 / 282,626 shares outstanding)...................      $9.55
                                                                             ========

---------------

 *  Federal income tax information (see Note 12).

 ** Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2002.

 ***Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2002.

  @ Security exempt from registration under Rule 144A of the Securities
    Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 @@ Mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 +  Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $4,294.

 ## All or a portion of security segregated as collateral for futures, swap contracts and TBA.

(a) All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002, is $4,110 and $4,194, respectively.

(b) TBA -- Securities purchased on a forward commitment basis.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations High Yield Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
                                                                               (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 100.5%
            Investment in Nations Master Investment Trust, High Yield Bond
              Master Portfolio*...........................................   $356,977
                                                                             --------
            TOTAL INVESTMENTS...................................   100.5%     356,977
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................    (0.5)%
            Receivable for Fund shares sold...............................   $  1,831
            Payable for Fund shares redeemed..............................     (3,449)
            Administration fee payable....................................        (53)
            Shareholder servicing and distribution fees payable...........        (81)
            Accrued Trustees' fees and expenses...........................        (39)
            Accrued expenses and other liabilities........................       (136)
                                                                             --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................     (1,927)
                                                                             --------
            NET ASSETS..........................................   100.0%    $355,050
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    762
            Accumulated net realized loss on investments sold.............     (1,782)
            Net unrealized depreciation of investments....................    (60,601)
            Paid-in capital...............................................    416,671
                                                                             --------
            NET ASSETS....................................................   $355,050
                                                                             ========

                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($227,752,331 / 29,657,341 shares outstanding)..............      $7.68
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($40,306,694 / 5,288,706 shares outstanding)................      $7.62
                                                                             ========
            Maximum sales charge..........................................      4.75%
            Maximum offering price per share..............................      $8.00

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($70,502,732 / 9,252,063 shares outstanding)................      $7.62
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($16,488,411 / 2,171,035 shares outstanding)................      $7.59
                                                                             ========

---------------

 *The financial statements of the High Yield Bond Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the High Yield Bond Fund's financial statements.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

                      [This page intentionally left blank]

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                                                                     SHORT-
                                                                SHORT-TERM        INTERMEDIATE
                                                                  INCOME           GOVERNMENT
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $       13,960     $        8,889
Dividends...................................................              --                 --
Dividend income from affiliated funds.......................             272                586
Securities lending..........................................              78                 75
Allocated from Portfolio:
Interest+...................................................              --                 --
Dividends (Net of foreign withholding taxes of $0, $0, $0,
  $0, $0, $0 and $7, respectively)+.........................              --                 --
Dividend income from affiliated funds+......................              --                 --
Securities lending+.........................................              --                 --
Expenses+...................................................              --                 --
                                                              --------------     --------------
    Total investment income.................................          14,310              9,550
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................           1,093                729
Administration fee..........................................             801                535
Transfer agent fees.........................................             103                 90
Custodian fees..............................................              17                 21
Legal and audit fees........................................              72                 71
Registration and filing fees................................              58                 70
Trustees' fees and expenses.................................               7                  8
Printing expense............................................              26                 24
Other.......................................................              19                 11
                                                              --------------     --------------
    Subtotal................................................           2,196              1,559
Shareholder servicing and distribution fees:
  Primary B Shares..........................................              --                 --*
  Investor A Shares.........................................             135                 54
  Investor B Shares.........................................              12                113
  Investor C Shares.........................................             241                 38
                                                              --------------     --------------
    Total expenses..........................................           2,584              1,764
Fees waived by investment advisor, administrator and/or
  distributor...............................................            (364)                --*
Fees reduced by credits allowed by the custodian............              (1)                --*
                                                              --------------     --------------
    Net expenses............................................           2,219              1,764
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................          12,091              7,786
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................            (498)             3,339
  Swap contracts............................................              --                (29)
  Written options...........................................              --                 --
  Futures contracts.........................................           5,966              7,409
  Foreign currency transactions.............................              --                 --
  Allocated from Portfolio:
  Security transactions allocated from Portfolio+...........              --                 --
Foreign currency transactions+..............................              --                 --
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................           5,468             10,719
                                                              --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities (Note 13)......................................           9,394             16,398
  Securities allocated from Portfolio (Note 13)+............              --                 --
  Swap contracts............................................             (46)             1,651
  Written options...........................................              --                 --
  Futures contracts.........................................           3,623              4,478
  Foreign currency transactions.............................              --                 --
                                                              --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          12,971             22,527
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......          18,439             33,246
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $       30,530     $       41,032
                                                              ==============     ==============

---------------

 *Amount represents less than $500.

+ Allocated from Intermediate Bond Master Portfolio and High Yield Bond Master
  Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


      GOVERNMENT      INTERMEDIATE                       STRATEGIC        HIGH YIELD
      SECURITIES          BOND             BOND            INCOME            BOND
--------------------------------------------------------------------------------------

    $        5,087   $           --   $       49,492   $        1,226   $           --
                --               --            2,807            4,914               --
               480               --            7,443              233               --
                18               --               44                3               --
                --           10,085               --               --           17,502
                --               --               --               --              382
                --              344               --               --              281
                --               55               --               --               61
                --           (1,124)              --               --           (1,098)
    --------------   --------------   --------------   --------------   --------------
             5,585            9,360           59,786            6,376           17,128
    --------------   --------------   --------------   --------------   --------------
               669               --            4,824              539               --
               306              412            2,658              237              316
                47               39              383               37               50
                16               --               82               14               --
                68               37               84               66               63
                33               71               61               57               31
                 7               14                7                7               14
                18               19               51               32               16
                17                6               56               10               19
    --------------   --------------   --------------   --------------   --------------
             1,181              598            8,206              999              509
                --               --               --               --               --
                72               68               52               34               54
               274               44               91              219              363
                11               17               12               13               90
    --------------   --------------   --------------   --------------   --------------
             1,538              727            8,361            1,265            1,016
              (182)              --              (40)            (108)              --
               --*               --               (3)              --*              --
    --------------   --------------   --------------   --------------   --------------
             1,356              727            8,318            1,157            1,016
    --------------   --------------   --------------   --------------   --------------
             4,229            8,633           51,468            5,219           16,112
    --------------   --------------   --------------   --------------   --------------
               937               --            8,089            1,111               --
                --               --           18,136               --               --
                --               --               --               --               --
             8,212               --            7,505              309               --
                --               --              135               --               --
                --            8,060               --               --           (1,473)
                --               --               --               --             (173)
    --------------   --------------   --------------   --------------   --------------
             9,149            8,060           33,865            1,420           (1,646)
    --------------   --------------   --------------   --------------   --------------
             9,611               --           48,028           (2,614)              --
                --           20,749               --               --          (51,594)
               912               --            3,702               (4)              --
                --               --              165               --               --
             5,261               --           13,993               67               --
                --               --           (3,090)              --               --
    --------------   --------------   --------------   --------------   --------------
            15,784           20,749           62,798           (2,551)         (51,594)
    --------------   --------------   --------------   --------------   --------------
            24,933           28,809           96,663           (1,131)         (53,240)
    --------------   --------------   --------------   --------------   --------------
    $       29,162   $       37,442   $      148,131   $        4,088   $      (37,128)
    ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SHORT-TERM INCOME
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/02           YEAR ENDED
                                                               (UNAUDITED)          3/31/02
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $       12,091     $       21,915
Net realized gain/(loss) on investments.....................           5,468              4,788
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          12,971             (6,490)
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          30,530             20,213
Distributions to shareholders from net investment income:
  Primary A Shares..........................................          (9,772)           (19,342)
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................          (1,709)            (2,012)
  Investor B Shares.........................................             (31)               (98)
  Investor C Shares.........................................            (579)              (463)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --                 --
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................              --                 --
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         179,199            266,820
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         197,638            265,118
NET ASSETS:
Beginning of period.........................................         634,936            369,818
                                                              --------------     --------------
End of period...............................................  $      832,574     $      634,936
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $           --     $           --
                                                              ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

      SHORT-INTERMEDIATE GOVERNMENT                       GOVERNMENT SECURITIES
-----------------------------------------         -------------------------------------
      SIX MONTHS                                    SIX MONTHS
        ENDED                                         ENDED
       9/30/02               YEAR ENDED              9/30/02               YEAR ENDED
     (UNAUDITED)              3/31/02              (UNAUDITED)              3/31/02
---------------------------------------------------------------------------------------

    $        7,786         $       23,668         $        4,229         $       11,990
            10,719                 18,036                  9,149                  8,227
            22,527                (14,504)                15,784                 (9,107)
    --------------         --------------         --------------         --------------
            41,032                 27,200                 29,162                 11,110
            (6,789)               (21,398)                (2,698)                (8,056)
                (2)                    (5)                    --                     --
              (655)                (1,783)                  (880)                (2,458)
              (255)                  (371)                  (624)                (1,401)
               (85)                  (111)                   (27)                   (74)
                --                     --                     --                     --
                --                     --                     --                     --
                --                     --                     --                     --
                --                     --                     --                     --
                --                     --                     --                     --
            61,511                (97,107)               (17,048)                35,286
    --------------         --------------         --------------         --------------
            94,757                (93,575)                 7,885                 34,407
           456,909                550,484                274,599                240,192
    --------------         --------------         --------------         --------------
    $      551,666         $      456,909         $      282,484         $      274,599
    ==============         ==============         ==============         ==============
                --
    $                      $           --         $         (394)        $         (394)
    ==============         ==============         ==============         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      INTERMEDIATE BOND
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/02           YEAR ENDED
                                                               (UNAUDITED)          3/31/02
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $        8,633     $        7,491
Net realized gain/(loss) on investments.....................              --                 --
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................           8,060               (222)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................              --                 --
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................          20,749             (5,096)
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          37,442              2,173
Distributions to shareholders from net investment income:
  Primary A Shares..........................................          (7,319)            (4,301)
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................            (854)            (2,957)
  Investor B Shares.........................................            (117)              (139)
  Investor C Shares.........................................             (37)               (52)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --                 --
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................              --                 --
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         382,644            218,168
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         411,759            212,892
NET ASSETS:
Beginning of period.........................................         328,774            115,882
                                                              --------------     --------------
End of period...............................................  $      740,533     $      328,774
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $          478     $          172
                                                              ==============     ==============

---------------

+ Allocated from Intermediate Bond Master Portfolio and High Yield Bond Master
  Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

               BOND                          STRATEGIC INCOME                   HIGH YIELD BOND
-----------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/02         YEAR ENDED        9/30/02         YEAR ENDED        9/30/02         YEAR ENDED
     (UNAUDITED)        3/31/02        (UNAUDITED)        3/31/02        (UNAUDITED)        3/31/02
-------------------------------------------------------------------------------------------------------

    $       51,468   $      129,695   $        5,219   $       12,370   $       16,112   $       17,047
            33,865           39,831            1,420            1,738               --               --
                --               --               --               --           (1,646)           1,213
            62,798          (66,547)          (2,551)          (7,783)              --               --
                --               --               --               --          (51,594)          (6,728)
    --------------   --------------   --------------   --------------   --------------   --------------
           148,131          102,979            4,088            6,325          (37,128)          11,532
           (50,080)        (128,531)          (3,612)          (9,041)          (9,717)         (11,689)
                --               --               --               --               --               --
              (845)          (2,500)            (658)          (1,597)          (1,775)          (1,624)
              (296)            (530)            (898)          (2,460)          (2,886)          (3,444)
               (39)             (80)             (51)             (86)            (715)            (556)
            (1,514)              --               --               --               --             (650)
                --               --               --               --               --               --
               (26)              --               --               --               --              (97)
               (12)              --               --               --               --             (233)
                (2)              --               --               --               --              (39)
           322,528          (23,763)          (7,790)         (34,115)         101,549          219,000
    --------------   --------------   --------------   --------------   --------------   --------------
           417,845          (52,425)          (8,921)         (40,974)          49,328          212,200
         2,316,813        2,369,238          217,783          258,757          305,722           93,522
    --------------   --------------   --------------   --------------   --------------   --------------
    $    2,734,658   $    2,316,813   $      208,862   $      217,783   $      355,050   $      305,722
    ==============   ==============   ==============   ==============   ==============   ==============
    $        2,766   $        2,558   $          421   $          421   $          762   $         (257)
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                            SHORT-TERM INCOME
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2002            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2002
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   23,173    $ 230,958       30,951    $ 306,405
  Issued in exchange for net assets of Bank of America
    Short-Term Bond Fund (Note 13)..........................    1,246       12,475           --           --
  Issued as reinvestment of dividends.......................       81          806          146        1,438
  Redeemed..................................................  (10,100)    (100,696)     (17,472)    (172,544)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   14,400    $ 143,543       13,625    $ 135,299
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    8,270    $  82,399       12,696    $ 125,866
  Issued as reinvestment of dividends.......................      114        1,141          173        1,718
  Redeemed..................................................   (6,302)     (62,714)      (3,536)     (35,084)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    2,082    $  20,826        9,333    $  92,500
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       --    $      --            7    $      71
  Issued as reinvestment of dividends.......................        3           27            9           85
  Redeemed..................................................      (15)        (147)         (17)        (165)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (12)   $    (120)          (1)   $      (9)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................    2,352    $  23,440        4,495    $  44,577
  Issued as reinvestment of dividends.......................       41          408           36          354
  Redeemed..................................................     (892)      (8,898)        (595)      (5,901)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    1,501    $  14,950        3,936    $  39,030
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   17,971    $ 179,199       26,893    $ 266,820
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

                                                                      SHORT-INTERMEDIATE GOVERNMENT
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2002
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   16,002    $ 69,013       40,021    $ 168,268
  Issued in exchange for net assets of Bank of America
    Short-Term Government Fund (Note 13)....................   13,459      58,682           --           --
  Issued as reinvestment of dividends.......................       43         186           66          275
  Redeemed..................................................  (18,791)    (81,001)     (66,010)    (278,359)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................   10,713    $ 46,880      (25,923)   $(109,816)
                                                              =======    ========      =======    =========
PRIMARY B SHARES:
  Sold......................................................       --    $     --           --    $      --
  Issued as reinvestment of dividends.......................       --*          2            1            6
  Redeemed..................................................       --          --           --           --
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................       --*   $      2            1    $       6
                                                              =======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    5,183    $ 22,311       12,325    $  51,443
  Issued as reinvestment of dividends.......................       97         420          262        1,097
  Redeemed..................................................   (5,056)    (21,688)     (13,175)     (54,988)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................      224    $  1,043         (588)   $  (2,448)
                                                              =======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................    3,421    $ 14,809        3,228    $  13,587
  Issued as reinvestment of dividends.......................       43         186           61          257
  Redeemed..................................................     (788)     (3,398)      (1,066)      (4,465)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................    2,676    $ 11,597        2,223    $   9,379
                                                              =======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      813    $  3,532        1,698    $   7,092
  Issued as reinvestment of dividends.......................       15          64           22           93
  Redeemed..................................................     (373)     (1,607)        (339)      (1,413)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................      455    $  1,989        1,381    $   5,772
                                                              =======    ========      =======    =========
  Total net increase/(decrease).............................   14,068    $ 61,511      (22,906)   $ (97,107)
                                                              =======    ========      =======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                         GOVERNMENT SECURITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2002
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,774    $ 28,158       12,885    $ 128,421
  Issued in exchange for Primary A Shares of Nations U.S.
    Government Bond Fund (Note 13)..........................      --          --        5,428       52,977
  Issued as reinvestment of dividends.......................       4          41           18          182
  Redeemed..................................................  (5,064)    (51,494)     (16,691)    (166,581)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (2,286)   $(23,295)       1,640    $  14,999
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   8,490    $ 85,376       17,645    $ 175,244
  Issued in exchange for Investor A Shares of Nations U.S.
    Government Bond Fund (Note 13)..........................      --          --          826        8,053
  Issued as reinvestment of dividends.......................      59         607          164        1,626
  Redeemed..................................................  (8,717)    (87,873)     (18,943)    (188,163)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (168)   $ (1,890)        (308)   $  (3,240)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................   1,313    $ 13,468        2,125    $  21,209
  Issued in exchange for Investor B Shares of Nations U.S.
    Government Bond Fund (Note 13)..........................      --          --        1,173       11,447
  Issued as reinvestment of dividends.......................      49         500          111        1,099
  Redeemed..................................................    (636)     (6,472)      (1,132)     (11,229)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     726    $  7,496        2,277    $  22,526
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................     181    $  1,847          395    $   3,920
  Issued in exchange for Investor C Shares of Nations U.S.
    Government Bond Fund (Note 13)..........................      --          --           95          920
  Issued as reinvestment of dividends.......................       2          18            5           51
  Redeemed..................................................    (122)     (1,224)        (393)      (3,890)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      61    $    641          102    $   1,001
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  (1,667)   $(17,048)       3,711    $  35,286
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS

                                                                           INTERMEDIATE BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2002           YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2002
                                                              --------------------      ------------------
                                                              SHARES      DOLLARS       SHARES    DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   19,041    $ 129,366      25,831    $247,227
  Issued in exchange for net assets of Bank of America
    Intermediate Bond Fund (Note 13)........................   39,156      439,200          --          --
  Issued as reinvestment of dividends.......................        6           56           7          65
  Redeemed..................................................  (17,831)    (176,391)     (3,466)    (33,029)
                                                              -------    ---------      ------    --------
  Net increase/(decrease)...................................   40,372    $ 392,231      22,372    $214,263
                                                              =======    =========      ======    ========
INVESTOR A SHARES:
  Sold......................................................    1,865    $  18,096       3,587    $ 34,481
  Issued as reinvestment of dividends.......................       67          648         179       1,714
  Redeemed..................................................   (3,473)     (33,769)     (4,159)    (39,960)
                                                              -------    ---------      ------    --------
  Net increase/(decrease)...................................   (1,541)   $ (15,025)       (393)   $ (3,765)
                                                              =======    =========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      573    $   5,555         702    $  6,722
  Issued as reinvestment of dividends.......................       10           93          12         113
  Redeemed..................................................     (195)      (1,881)       (104)       (992)
                                                              -------    ---------      ------    --------
  Net increase/(decrease)...................................      388    $   3,767         610    $  5,843
                                                              =======    =========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      211    $   2,251         194    $  2,054
  Issued as reinvestment of dividends.......................        2           21           2          23
  Redeemed..................................................      (57)        (601)        (24)       (250)
                                                              -------    ---------      ------    --------
  Net increase/(decrease)...................................      156    $   1,671         172    $  1,827
                                                              =======    =========      ======    ========
  Total net increase/(decrease).............................   39,375    $ 382,644      22,761    $218,168
                                                              =======    =========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                   BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2002            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2002
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   31,492    $ 311,745       56,303    $ 551,000
  Issued in exchange for net assets of:
    Bank of America Charitable Bond Fund (Note 13)..........   22,207      217,846           --           --
    Bank of America Bond Fund (Note 13).....................   10,952      107,442           --           --
  Issued as reinvestment of dividends.......................      535        5,271        1,177       11,540
  Redeemed..................................................  (32,882)    (323,912)     (62,339)    (611,501)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   32,304    $ 318,392       (4,859)   $ (48,961)
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    3,082    $  30,260        9,251    $  90,523
  Issued as reinvestment of dividends.......................       46          455          116        1,139
  Redeemed..................................................   (2,916)     (28,654)      (7,913)     (77,736)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      212    $   2,061        1,454    $  13,926
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      446    $   4,390        1,242    $  12,189
  Issued as reinvestment of dividends.......................       25          251           45          438
  Redeemed..................................................     (247)      (2,433)        (253)      (2,483)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      224    $   2,208        1,034    $  10,144
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       65    $     635          266    $   2,623
  Issued as reinvestment of dividends.......................        3           27            6           60
  Redeemed..................................................      (81)        (795)        (159)      (1,555)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (13)   $    (133)         113    $   1,128
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   32,727    $ 322,528       (2,258)   $ (23,763)
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS

                                                                           STRATEGIC INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2002
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,139    $ 20,479       3,877    $ 37,864
  Issued as reinvestment of dividends.......................      13         120          25         248
  Redeemed..................................................  (2,846)    (27,212)     (6,975)    (68,083)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (694)   $ (6,613)     (3,073)   $(29,971)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     582    $  5,564         404    $  3,938
  Issued as reinvestment of dividends.......................      39         377          87         846
  Redeemed..................................................    (474)     (4,527)       (670)     (6,551)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     147    $  1,414        (179)   $ (1,767)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     375    $  3,585         691    $  6,753
  Issued as reinvestment of dividends.......................      61         583         166       1,616
  Redeemed..................................................    (781)     (7,474)     (1,154)    (11,268)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (345)   $ (3,306)       (297)   $ (2,899)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     135    $  1,297          88    $    854
  Issued as reinvestment of dividends.......................       4          39           8          78
  Redeemed..................................................     (64)       (621)        (42)       (410)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      75    $    715          54    $    522
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (817)   $ (7,790)     (3,495)   $(34,115)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           HIGH YIELD BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2002
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  11,935    $100,187      19,447    $174,045
  Issued as reinvestment of dividends.......................     118         971         251       2,226
  Redeemed..................................................  (4,377)    (36,123)     (4,319)    (37,701)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   7,676    $ 65,035      15,379    $138,570
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   6,075    $ 51,838       3,667    $ 32,600
  Issued as reinvestment of dividends.......................     140       1,141         148       1,295
  Redeemed..................................................  (4,510)    (37,728)     (1,136)    (10,188)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,705    $ 15,251       2,679    $ 23,707
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................   2,863    $ 24,511       5,271    $ 46,714
  Issued as reinvestment of dividends.......................     217       1,777         257       2,257
  Redeemed..................................................  (1,109)     (9,054)       (648)     (5,706)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,971    $ 17,234       4,880    $ 43,265
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................   1,005    $  8,644       1,591    $ 14,007
  Issued as reinvestment of dividends.......................      47         383          36         318
  Redeemed..................................................    (615)     (4,998)        (99)       (867)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     437    $  4,029       1,528    $ 13,458
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  11,789    $101,549      24,466    $219,000
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

                      [This page intentionally left blank]

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SHORT-TERM INCOME
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...    $9.82         $0.17           $ 0.26            $0.43          $(0.17)
Year ended 3/31/2002#.....................     9.80          0.48             0.02             0.50           (0.48)
Year ended 3/31/2001......................     9.51          0.58             0.29             0.87           (0.58)
Year ended 3/31/2000......................     9.79          0.56            (0.28)            0.28           (0.56)
Year ended 3/31/1999......................     9.77          0.56             0.02             0.58           (0.56)
Year ended 3/31/1998......................     9.68          0.56             0.09             0.65           (0.56)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...    $9.83         $0.16           $ 0.26            $0.42          $(0.16)
Year ended 3/31/2002#.....................     9.81          0.45             0.02             0.47           (0.45)
Year ended 3/31/2001......................     9.51          0.56             0.30             0.86           (0.56)
Year ended 3/31/2000......................     9.79          0.54            (0.28)            0.26           (0.54)
Year ended 3/31/1999......................     9.77          0.54             0.02             0.56           (0.54)
Year ended 3/31/1998......................     9.68          0.54             0.09             0.63           (0.54)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...    $9.83         $0.12           $ 0.25            $0.37          $(0.12)
Year ended 3/31/2002#.....................     9.80          0.38             0.03             0.41           (0.38)
Year ended 3/31/2001......................     9.51          0.48             0.29             0.77           (0.48)
Year ended 3/31/2000......................     9.79          0.51            (0.28)            0.23           (0.51)
Year ended 3/31/1999......................     9.77          0.52             0.02             0.54           (0.52)
Year ended 3/31/1998......................     9.68          0.53             0.09             0.62           (0.53)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...    $9.83         $0.12           $ 0.26            $0.38          $(0.12)
Year ended 3/31/2002#.....................     9.80          0.38             0.03             0.41           (0.38)
Year ended 3/31/2001......................     9.51          0.48             0.29             0.77           (0.48)
Year ended 3/31/2000......................     9.79          0.47            (0.28)            0.19           (0.47)
Year ended 3/31/1999......................     9.77          0.52             0.02             0.54           (0.52)
Year ended 3/31/1998......................     9.68          0.53             0.09             0.62           (0.53)


                                              NET ASSET
                                                VALUE
                                            END OF PERIOD
                                            -------------
SHORT-TERM INCOME
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $10.08
Year ended 3/31/2002#.....................       9.82
Year ended 3/31/2001......................       9.80
Year ended 3/31/2000......................       9.51
Year ended 3/31/1999......................       9.79
Year ended 3/31/1998......................       9.77
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $10.09
Year ended 3/31/2002#.....................       9.83
Year ended 3/31/2001......................       9.81
Year ended 3/31/2000......................       9.51
Year ended 3/31/1999......................       9.79
Year ended 3/31/1998......................       9.77
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...     $10.08
Year ended 3/31/2002#.....................       9.83
Year ended 3/31/2001......................       9.80
Year ended 3/31/2000......................       9.51
Year ended 3/31/1999......................       9.79
Year ended 3/31/1998......................       9.77
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...     $10.09
Year ended 3/31/2002#.....................       9.83
Year ended 3/31/2001......................       9.80
Year ended 3/31/2000......................       9.51
Year ended 3/31/1999......................       9.79
Year ended 3/31/1998......................       9.77

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS FUNDS

                                                                      WITHOUT WAIVERS
                                                                      AND/OR EXPENSE
                                                                      REIMBURSEMENTS
                                                                      ---------------
                            RATIO OF        RATIO OF                     RATIO OF
            NET ASSETS      OPERATING    NET INVESTMENT                  OPERATING
              END OF       EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 TOTAL        PERIOD       AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
RETURN++       (000)         ASSETS        NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------

  4.44%      $651,344      0.50%+(a)          1.72%+         43%           0.60%+(a)
  5.19        493,457      0.52(a)            4.79           80            0.62(a)
  9.44        358,812      0.51(a)            6.04           42            0.61(a)
  3.00        398,620      0.50(a)            5.86           62            0.63(a)
  6.07        397,467      0.50(a)            5.70           64            0.80(a)
  6.89        331,961      0.56(a)(b)         5.75           66            0.86(a)

  4.30%      $123,077      0.75%+(a)          1.47%+         43%           0.85%+(a)
  4.91         99,453      0.77(a)            4.54           80            0.87(a)
  9.28          7,658      0.76(a)            5.79           42            0.86(a)
  2.76         11,831      0.73(a)            5.63           62            0.88(a)
  5.85         14,652      0.70(a)            5.50           64            1.05(a)
  6.67         13,688      0.76(a)(b)         5.55           66            1.06(a)

  3.81%      $  2,455      1.50%+(a)          0.72%+         43%           1.60%+(a)
  4.25          2,511      1.52(a)            3.79           80            1.62(a)
  8.36          2,515      1.51(a)            5.04           42            1.61(a)
  2.40          2,914      1.05(a)            5.31           62            1.63(a)
  5.70          5,825      0.85(a)            5.35           64            1.80(a)
  6.51          4,602      0.91(a)(b)         5.40           66            1.21(a)

  3.90%      $ 55,698      1.50%+(a)          0.72%+         43%           1.60%+(a)
  4.23         39,515      1.52(a)            3.79           80            1.62(a)
  8.37            833      1.51(a)            5.04           42            1.61(a)
  1.97            987      1.50(a)            4.86           62            1.63(a)
  5.64          1,744      1.01(a)            5.19           64            1.80(a)
  6.51          2,992      0.91(a)(b)         5.40           66            1.21(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SHORT-INTERMEDIATE GOVERNMENT
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...    $4.16         $0.07           $ 0.29            $0.36          $(0.07)
Year ended 3/31/2002#.....................     4.15          0.18             0.01             0.19           (0.18)
Year ended 3/31/2001......................     3.94          0.23             0.21             0.44           (0.23)
Year ended 3/31/2000......................     4.10          0.22            (0.16)            0.06           (0.22)
Year ended 3/31/1999......................     4.12          0.22            (0.02)            0.20           (0.22)
Year ended 3/31/1998......................     3.99          0.23             0.13             0.36           (0.23)
PRIMARY B SHARES
Six months ended 9/30/2002# (unaudited)...    $4.16         $0.06           $ 0.29            $0.35          $(0.06)
Year ended 3/31/2002#.....................     4.15          0.16             0.01             0.17           (0.16)
Year ended 3/31/2001......................     3.94          0.21             0.21             0.42           (0.21)
Year ended 3/31/2000......................     4.10          0.21            (0.16)            0.05           (0.21)
Year ended 3/31/1999#.....................     4.12          0.21            (0.02)            0.19           (0.21)
Year ended 3/31/1998......................     3.99          0.21             0.13             0.34           (0.21)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...    $4.16         $0.06           $ 0.29            $0.35          $(0.06)
Year ended 3/31/2002#.....................     4.15          0.17             0.01             0.18           (0.17)
Year ended 3/31/2001......................     3.94          0.22             0.21             0.43           (0.22)
Year ended 3/31/2000......................     4.10          0.22            (0.16)            0.06           (0.22)
Year ended 3/31/1999......................     4.12          0.21            (0.02)            0.19           (0.21)
Year ended 3/31/1998......................     3.99          0.22             0.13             0.35           (0.22)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...    $4.16         $0.05           $ 0.29            $0.34          $(0.05)
Year ended 3/31/2002#.....................     4.15          0.13             0.01             0.14           (0.13)
Year ended 3/31/2001......................     3.94          0.19             0.21             0.40           (0.19)
Year ended 3/31/2000......................     4.10          0.19            (0.16)            0.03           (0.19)
Year ended 3/31/1999......................     4.12          0.19            (0.02)            0.17           (0.19)
Year ended 3/31/1998......................     3.99          0.20             0.13             0.33           (0.20)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...    $4.15         $0.05           $ 0.30            $0.35          $(0.05)
Year ended 3/31/2002#.....................     4.14          0.12             0.01             0.13           (0.12)
Year ended 3/31/2001......................     3.93          0.19             0.21             0.40           (0.19)
Year ended 3/31/2000......................     4.09          0.19            (0.16)            0.03           (0.19)
Year ended 3/31/1999......................     4.12          0.19            (0.03)            0.16           (0.19)
Year ended 3/31/1998......................     3.99          0.20             0.13             0.33           (0.20)


                                              NET ASSET
                                                VALUE
                                            END OF PERIOD
                                            -------------
SHORT-INTERMEDIATE GOVERNMENT
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...      $4.45
Year ended 3/31/2002#.....................       4.16
Year ended 3/31/2001......................       4.15
Year ended 3/31/2000......................       3.94
Year ended 3/31/1999......................       4.10
Year ended 3/31/1998......................       4.12
PRIMARY B SHARES
Six months ended 9/30/2002# (unaudited)...      $4.45
Year ended 3/31/2002#.....................       4.16
Year ended 3/31/2001......................       4.15
Year ended 3/31/2000......................       3.94
Year ended 3/31/1999#.....................       4.10
Year ended 3/31/1998......................       4.12
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...      $4.45
Year ended 3/31/2002#.....................       4.16
Year ended 3/31/2001......................       4.15
Year ended 3/31/2000......................       3.94
Year ended 3/31/1999......................       4.10
Year ended 3/31/1998......................       4.12
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...      $4.45
Year ended 3/31/2002#.....................       4.16
Year ended 3/31/2001......................       4.15
Year ended 3/31/2000......................       3.94
Year ended 3/31/1999......................       4.10
Year ended 3/31/1998......................       4.12
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...      $4.45
Year ended 3/31/2002#.....................       4.15
Year ended 3/31/2001......................       4.14
Year ended 3/31/2000......................       3.93
Year ended 3/31/1999......................       4.09
Year ended 3/31/1998......................       4.12

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS FUNDS

                                                                      WITHOUT WAIVERS
                                                                      AND/OR EXPENSE
                                                                      REIMBURSEMENTS
                                                                      ---------------
                            RATIO OF        RATIO OF                     RATIO OF
            NET ASSETS      OPERATING    NET INVESTMENT                  OPERATING
              END OF       EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 TOTAL        PERIOD       AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
RETURN++       (000)         ASSETS        NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------

  8.75%      $465,695      0.64%+(a)          3.29%+          73%          0.64%+(a)
  4.68        390,543      0.62(a)            4.35           486           0.62(a)
 11.56        496,821      0.59(a)            5.77           108           0.59(a)
  1.63        497,392      0.60(a)            5.59           177           0.65(a)
  4.97        589,092      0.58(a)            5.36           242           0.78(a)
  9.11        663,833      0.61               5.53           538           0.81

  8.48%      $    159      1.14%+(a)          2.79%+          73%          1.14%+(a)
  4.16            147      1.12(a)            3.85           486           1.22(a)
 11.01            141      1.09(a)            5.27           108           1.19(a)
  1.23            200      0.99(a)            5.20           177           1.25(a)
  4.61            273      0.93(a)            5.01           242           1.38(a)
  8.74            261      0.96               5.18           538           1.16

  8.61%      $ 45,870      0.89%+(a)          3.04%+          73%          0.89%+(a)
  4.42         41,926      0.87(a)            4.10           486           0.87(a)
 11.31         44,244      0.82(a)            5.54           108           0.84(a)
  1.43         45,341      0.80(a)            5.39           177           0.90(a)
  4.76         44,793      0.78(a)            5.16           242           1.03(a)
  8.89         49,478      0.81               5.33           538           1.01

  8.21%      $ 30,619      1.64%+(a)          2.29%+          73%          1.64%+(a)
  3.64         17,474      1.62(a)            3.35           486           1.62(a)
 10.46          8,199      1.59(a)            4.77           108           1.59(a)
  0.70          8,400      1.51(a)            4.68           177           1.65(a)
  4.14          9,591      1.38(a)            4.56           242           1.78(a)
  8.35          9,815      1.34               4.80           538           1.54

  8.47%      $  9,323      1.64%+(a)          2.29%+          73%          1.64%+(a)
  3.63          6,820      1.62(a)            3.35           486           1.62(a)
 10.49          1,079      1.59(a)            4.77           108           1.59(a)
  0.74            661      1.54(a)            4.65           177           1.65(a)
  4.05          1,190      1.34(a)            4.60           242           1.78(a)
  8.45          1,808      1.31               4.83           538           1.51

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
GOVERNMENT SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...    $9.79         $0.17           $ 0.92           $ 1.09          $(0.17)
Year ended 3/31/2002#.....................     9.87          0.44            (0.08)            0.36           (0.44)
Year ended 3/31/2001......................     9.38          0.60             0.48             1.08           (0.59)
Year ended 3/31/2000......................     9.86          0.58            (0.48)            0.10           (0.58)
Year ended 3/31/1999#.....................     9.90          0.58            (0.05)            0.53           (0.57)
Year ended 3/31/1998......................     9.39          0.55             0.51             1.06           (0.55)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...    $9.78         $0.16           $ 0.91           $ 1.07          $(0.16)
Year ended 3/31/2002#.....................     9.86          0.42            (0.08)            0.34           (0.42)
Year ended 3/31/2001......................     9.37          0.57             0.49             1.06           (0.57)
Year ended 3/31/2000......................     9.86          0.57            (0.50)            0.07           (0.56)
Year ended 3/31/1999#.....................     9.90          0.56            (0.05)            0.51           (0.55)
Year ended 3/31/1998......................     9.39          0.52             0.51             1.03           (0.52)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...    $9.79         $0.12           $ 0.92           $ 1.04          $(0.12)
Year ended 3/31/2002#.....................     9.87          0.34            (0.08)            0.26           (0.34)
Year ended 3/31/2001......................     9.38          0.50             0.49             0.99           (0.50)
Year ended 3/31/2000......................     9.86          0.49            (0.48)            0.01           (0.49)
Year ended 3/31/1999#.....................     9.90          0.49            (0.04)            0.45           (0.49)
Year ended 3/31/1998......................     9.39          0.47             0.51             0.98           (0.47)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...    $9.76         $0.12           $ 0.92           $ 1.04          $(0.12)
Year ended 3/31/2002#.....................     9.84          0.34            (0.08)            0.26           (0.34)
Year ended 3/31/2001......................     9.34          0.52             0.48             1.00           (0.50)
Year ended 3/31/2000......................     9.86          0.49            (0.52)           (0.03)          (0.49)
Year ended 3/31/1999#.....................     9.90          0.49            (0.04)            0.45           (0.49)
Year ended 3/31/1998......................     9.39          0.48             0.51             0.99           (0.48)


                                              NET ASSET
                                                VALUE
                                            END OF PERIOD
                                            -------------
GOVERNMENT SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $10.71
Year ended 3/31/2002#.....................       9.79
Year ended 3/31/2001......................       9.87
Year ended 3/31/2000......................       9.38
Year ended 3/31/1999#.....................       9.86
Year ended 3/31/1998......................       9.90
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $10.69
Year ended 3/31/2002#.....................       9.78
Year ended 3/31/2001......................       9.86
Year ended 3/31/2000......................       9.37
Year ended 3/31/1999#.....................       9.86
Year ended 3/31/1998......................       9.90
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...     $10.71
Year ended 3/31/2002#.....................       9.79
Year ended 3/31/2001......................       9.87
Year ended 3/31/2000......................       9.38
Year ended 3/31/1999#.....................       9.86
Year ended 3/31/1998......................       9.90
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...     $10.68
Year ended 3/31/2002#.....................       9.76
Year ended 3/31/2001......................       9.84
Year ended 3/31/2000......................       9.34
Year ended 3/31/1999#.....................       9.86
Year ended 3/31/1998......................       9.90

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS FUNDS

                                                                      WITHOUT WAIVERS
                                                                      AND/OR EXPENSE
                                                                      REIMBURSEMENTS
                                                                      ---------------
                            RATIO OF        RATIO OF                     RATIO OF
            NET ASSETS      OPERATING    NET INVESTMENT                  OPERATING
              END OF       EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 TOTAL        PERIOD       AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
RETURN++       (000)         ASSETS        NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------

 11.21%      $159,946      0.72%+(a)          3.30%+          89%          0.85%+(a)
  3.70        168,621      0.73(a)            4.44           522           0.86(a)
 11.97        153,799      0.75(a)            6.21           183           0.86(a)
  1.12        108,798      0.78(b)            6.17           348           0.90
  5.41        119,659      0.73(a)            5.70           600           0.84(a)
 11.65         75,796      0.85(a)(b)         5.63           303           0.99(a)

 10.98%      $ 57,451      0.97%+(a)          3.05%+          89%          1.10%+(a)
  3.45         54,167      0.98(a)            4.19           522           1.11(a)
 11.70         57,641      1.00(a)            5.96           183           1.11(a)
  0.80         57,485      1.03(b)            5.92           348           1.15
  5.16         19,167      0.98(a)            5.45           600           1.09(a)
 11.37          8,509      1.10(a)(b)         5.38           303           1.24(a)

 10.66%      $ 62,037      1.72%+(a)          2.30%+          89%          1.85%+(a)
  2.67         49,611      1.73(a)            3.44           522           1.86(a)
 10.86         27,544      1.75(a)            5.21           183           1.86(a)
  0.22         26,988      1.72(b)            5.23           348           1.90
  4.53         30,109      1.58(a)            4.85           600           1.84(a)
 10.78         32,391      1.63(a)(b)         4.85           303           1.77(a)

 10.69%      $  3,050      1.72%+(a)          2.30%+          89%          1.85%+(a)
  2.68          2,200      1.73(a)            3.44           522           1.86(a)
 11.03          1,213      1.75(a)            5.21           183           1.86(a)
 (0.22)           238      1.78(b)            5.17           348           1.90
  4.52            213      1.59(a)            4.84           600           1.84(a)
 10.84            735      1.58(a)(b)         4.90           303           1.72(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
INTERMEDIATE BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $ 9.41         $0.17           $ 0.55           $ 0.72          $(0.17)
Year ended 3/31/2002#.....................     9.52          0.49            (0.11)            0.38           (0.49)
Year ended 3/31/2001#.....................     9.13          0.58             0.39             0.97           (0.58)
Period ended 3/31/2000**..................     9.52          0.49            (0.37)            0.12           (0.51)
INVESTOR A SHARES*
Six months ended 9/30/2002# (unaudited)...   $ 9.43         $0.16           $ 0.56           $ 0.72          $(0.16)
Year ended 3/31/2002#.....................     9.55          0.47            (0.12)            0.35           (0.47)
Year ended 3/31/2001#.....................     9.15          0.56             0.40             0.96           (0.56)
Period ended 3/31/2000....................     9.50          0.46            (0.34)            0.12           (0.47)
Period ended 5/14/1999....................     9.52          0.10            (0.04)            0.06           (0.08)
Year ended 2/28/1999......................     9.69          0.50            (0.03)            0.47           (0.53)
Year ended 2/28/1998......................     9.54          0.49             0.20             0.69           (0.51)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $ 9.39         $0.13           $ 0.56           $ 0.69          $(0.13)
Year ended 3/31/2002#.....................     9.51          0.40            (0.12)            0.28           (0.40)
Year ended 3/31/2001#.....................     9.13          0.47             0.42             0.89           (0.51)
Period ended 3/31/2000**..................     9.52          0.22            (0.36)           (0.14)          (0.25)
INVESTOR C SHARES*
Six months ended 9/30/2002# (unaudited)...   $10.39         $0.11           $ 0.64           $ 0.75          $(0.11)
Year ended 3/31/2002#.....................    10.47          0.39            (0.08)            0.31           (0.39)
Year ended 3/31/2001#.....................     9.32          0.47             1.09             1.56           (0.41)
Period ended 3/31/2000....................     9.56          0.34            (0.23)            0.11           (0.35)
Period ended 5/14/1999....................     9.59          0.09            (0.04)            0.05           (0.08)
Year ended 2/28/1999......................     9.72          0.46               --             0.46           (0.48)
Year ended 2/28/1998......................     9.54          0.44             0.19             0.63           (0.42)


                                            DISTRIBUTIONS
                                               FROM NET
                                            REALIZED GAINS
                                            --------------
INTERMEDIATE BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...      $   --
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001#.....................          --
Period ended 3/31/2000**..................          --
INVESTOR A SHARES*
Six months ended 9/30/2002# (unaudited)...      $   --
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001#.....................          --
Period ended 3/31/2000....................          --
Period ended 5/14/1999....................          --
Year ended 2/28/1999......................       (0.11)
Year ended 2/28/1998......................       (0.03)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...      $   --
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001#.....................          --
Period ended 3/31/2000**..................          --
INVESTOR C SHARES*
Six months ended 9/30/2002# (unaudited)...      $   --
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001#.....................          --
Period ended 3/31/2000....................          --
Period ended 5/14/1999....................          --
Year ended 2/28/1999......................       (0.11)
Year ended 2/28/1998......................       (0.03)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Intermediate Bond Fund A, and K Shares, which were reorganized into the Intermediate Bond Investor A and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC.

 **Intermediate Bond Primary A and Investor B Shares commenced operations on May
   21, 1999 and October 20, 1999.

 # Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS FUNDS

                                                                                          WITHOUT WAIVERS
                                                                                          AND/OR EXPENSE
                                                                                          REIMBURSEMENTS
                                                                                          ---------------
                                                            RATIO OF        RATIO OF         RATIO OF
    TOTAL                                   NET ASSETS      OPERATING    NET INVESTMENT      OPERATING
  DIVIDENDS       NET ASSET                   END OF       EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
     AND            VALUE        TOTAL        PERIOD         AVERAGE       TO AVERAGE         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++       (000)       NET ASSETS      NET ASSETS       NET ASSETS
---------------------------------------------------------------------------------------------------------

   $(0.17)         $ 9.96         7.73%      $678,553         0.71%+          3.60%+           0.71%+
    (0.49)           9.41         4.04        261,018         0.78            4.80             0.86
    (0.58)           9.52        11.04         51,178         0.78            6.31             0.81
    (0.51)           9.13         1.29         18,365         0.81+           6.08+            1.05+

   $(0.16)         $ 9.99         7.69%      $ 46,234         0.96%+          3.35%+           0.96%+
    (0.47)           9.43         3.66         58,167         1.03            4.55             1.11
    (0.56)           9.55        10.88         62,617         1.03            6.06             1.06
    (0.47)           9.15         1.34         45,207         1.06+           5.83+            1.30+
    (0.08)           9.50         0.66         61,412         1.09+           4.90+            1.12+
    (0.64)           9.52         4.89         63,404         0.90            5.14             0.90
    (0.54)           9.69         7.40         41,875         0.90            5.50             1.21

   $(0.13)         $ 9.95         7.23%      $ 11,282         1.71%+          2.60%+           1.71%+
    (0.40)           9.39         2.94          7,003         1.78            3.80             1.86
    (0.51)           9.51         9.99          1,290         1.78            5.31             1.81
    (0.25)           9.13         1.33            256         1.81+           5.08+            2.05+

   $(0.11)         $11.03         7.27%      $  4,464         1.71%+          2.60%+           1.71%+
    (0.39)          10.39         2.94          2,586         1.78            3.80             1.86
    (0.41)          10.47        17.06            797         1.78            5.31             1.81
    (0.35)           9.32         1.18             15         1.81+           5.08+            2.05+
    (0.08)           9.56         0.47            469         1.57+           4.42+            1.84+
    (0.59)           9.59         4.76            495         1.39            4.67             1.65
    (0.45)           9.72         6.80            513         1.39            4.99             1.73

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $ 9.66         $0.21           $ 0.38           $ 0.59          $(0.21)
Year ended 3/31/2002#.....................     9.78          0.54            (0.12)            0.42           (0.54)
Year ended 3/31/2001......................     9.37          0.62             0.41             1.03           (0.62)
Year ended 3/31/2000......................     9.93          0.59            (0.52)            0.07           (0.59)
Year ended 3/31/1999......................    10.03          0.59            (0.04)            0.55           (0.59)
Year ended 3/31/1998......................     9.62          0.58             0.41             0.99           (0.58)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $ 9.65         $0.20           $ 0.38           $ 0.58          $(0.20)
Year ended 3/31/2002#.....................     9.78          0.51            (0.13)            0.38           (0.51)
Year ended 3/31/2001......................     9.37          0.60             0.41             1.01           (0.60)
Year ended 3/31/2000......................     9.93          0.57            (0.52)            0.05           (0.57)
Year ended 3/31/1999......................    10.03          0.57            (0.04)            0.53           (0.57)
Year ended 3/31/1998......................     9.62          0.56             0.41             0.97           (0.56)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $ 9.66         $0.16           $ 0.37           $ 0.53          $(0.16)
Year ended 3/31/2002#.....................     9.78          0.44            (0.12)            0.32           (0.44)
Year ended 3/31/2001......................     9.37          0.52             0.41             0.93           (0.52)
Year ended 3/31/2000......................     9.93          0.50            (0.52)           (0.02)          (0.50)
Year ended 3/31/1999......................    10.03          0.51            (0.04)            0.47           (0.51)
Year ended 3/31/1998......................     9.62          0.51             0.41             0.92           (0.51)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $ 9.65         $0.16           $ 0.38           $ 0.54          $(0.16)
Year ended 3/31/2002#.....................     9.78          0.44            (0.13)            0.31           (0.44)
Year ended 3/31/2001......................     9.37          0.52             0.41             0.93           (0.52)
Year ended 3/31/2000......................     9.93          0.48            (0.52)           (0.04)          (0.48)
Year ended 3/31/1999......................    10.03          0.51            (0.04)            0.47           (0.51)
Year ended 3/31/1998......................     9.62          0.52             0.41             0.93           (0.52)


                                            DISTRIBUTIONS
                                               FROM NET
                                            REALIZED GAINS
                                            --------------
BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...      $(0.01)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................       (0.04)
Year ended 3/31/1999......................       (0.06)
Year ended 3/31/1998......................          --
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...      $(0.01)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................       (0.04)
Year ended 3/31/1999......................       (0.06)
Year ended 3/31/1998......................          --
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...      $(0.01)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................       (0.04)
Year ended 3/31/1999......................       (0.06)
Year ended 3/31/1998......................          --
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...      $(0.01)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................       (0.04)
Year ended 3/31/1999......................       (0.06)
Year ended 3/31/1998......................          --

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS FUNDS

                                                                                                      WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                      ---------------
                                                            RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                   NET ASSETS      OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                   END OF        EXPENSES     INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL        PERIOD       TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++       (000)       NET ASSETS      NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------



   $(0.22)         $10.03         6.14%     $2,667,961     0.67%+(a)          4.27%+         223%          0.68%+(a)
    (0.54)           9.66         4.33       2,256,647     0.68(a)(b)         5.41           314           0.68(a)
    (0.62)           9.78        11.39       2,333,703     0.67(a)            6.53           120           0.67(a)
    (0.63)           9.37         0.97       1,793,913     0.67               6.20            63           0.69
    (0.65)           9.93         5.61       1,798,155     0.68(a)            5.86           107           0.78(a)
    (0.58)          10.03        10.53       1,681,990     0.72(a)(b)         5.86           244           0.83(a)



   $(0.21)         $10.02         6.02%     $   44,582     0.92%+(a)          4.02%+         223%          0.93%+(a)
    (0.51)           9.65         3.96          40,902     0.93(a)(b)         5.16           314           0.93(a)
    (0.60)           9.78        11.11          27,220     0.92(a)            6.28           120           0.92(a)
    (0.61)           9.37         0.74          23,420     0.90               5.97            63           0.94
    (0.63)           9.93         5.40          32,119     0.88(a)            5.66           107           1.03(a)
    (0.56)          10.03        10.30          26,054     0.92(a)(b)         5.66           244           1.03(a)



   $(0.17)         $10.02         5.61%     $   19,772     1.67%+(a)          3.27%+         223%          1.68%+(a)
    (0.44)           9.66         3.29          16,877     1.68(a)(b)         4.41           314           1.68(a)
    (0.52)           9.78        10.29           6,994     1.67(a)            5.53           120           1.67(a)
    (0.54)           9.37         0.05           5,637     1.59               5.28            63           1.69
    (0.57)           9.93         4.76           5,440     1.48(a)            5.06           107           1.78(a)
    (0.51)          10.03         9.73           2,662     1.47(a)(b)         5.11           244           1.58(a)



   $(0.17)         $10.02         5.62%     $    2,343     1.67%+(a)          3.27%+         223%          1.68%+(a)
    (0.44)           9.65         3.18           2,387     1.68(a)(b)         4.41           314           1.68(a)
    (0.52)           9.78        10.28           1,321     1.67(a)            5.53           120           1.67(a)
    (0.52)           9.37        (0.24)            934     1.67               5.20            63           1.69
    (0.57)           9.93         4.90           1,137     1.40(a)            5.14           107           1.78(a)
    (0.52)          10.03         9.87             943     1.42(a)(b)         5.16           244           1.53(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
STRATEGIC INCOME
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $ 9.61         $0.24           $(0.05)          $ 0.19          $(0.24)
Year ended 3/31/2002#.....................     9.89          0.60            (0.28)            0.32           (0.60)
Year ended 3/31/2001#.....................     9.53          0.66             0.35             1.01           (0.65)
Year ended 3/31/2000......................    10.31          0.68            (0.78)           (0.10)          (0.68)
Year ended 3/31/1999#.....................    10.55          0.66            (0.14)            0.52           (0.66)
Year ended 3/31/1998......................    10.11          0.65             0.44             1.09           (0.65)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $ 9.60         $0.23           $(0.05)          $ 0.18          $(0.23)
Year ended 3/31/2002#.....................     9.88          0.57            (0.28)            0.29           (0.57)
Year ended 3/31/2001#.....................     9.52          0.63             0.36             0.99           (0.63)
Year ended 3/31/2000......................    10.31          0.65            (0.79)           (0.14)          (0.65)
Year ended 3/31/1999#.....................    10.55          0.63            (0.14)            0.49           (0.63)
Year ended 3/31/1998......................    10.11          0.63             0.44             1.07           (0.63)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $ 9.61         $0.20           $(0.05)          $ 0.15          $(0.20)
Year ended 3/31/2002#.....................     9.89          0.50            (0.28)            0.22           (0.50)
Year ended 3/31/2001#.....................     9.52          0.56             0.37             0.93           (0.56)
Year ended 3/31/2000......................    10.31          0.59            (0.79)           (0.20)          (0.59)
Year ended 3/31/1999#.....................    10.55          0.57            (0.14)            0.43           (0.57)
Year ended 3/31/1998......................    10.11          0.57             0.44             1.01           (0.57)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $ 9.60         $0.20           $(0.05)          $ 0.15          $(0.20)
Year ended 3/31/2002#.....................     9.88          0.50            (0.28)            0.22           (0.50)
Year ended 3/31/2001#.....................     9.52          0.56             0.36             0.92           (0.56)
Year ended 3/31/2000......................    10.31          0.58            (0.79)           (0.21)          (0.58)
Year ended 3/31/1999#.....................    10.55          0.57            (0.14)            0.43           (0.57)
Year ended 3/31/1998......................    10.11          0.58             0.44             1.02           (0.58)


                                            DISTRIBUTIONS
                                               FROM NET
                                            REALIZED GAINS
                                            --------------
STRATEGIC INCOME
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...      $   --
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001#.....................          --
Year ended 3/31/2000......................       (0.00)##
Year ended 3/31/1999#.....................       (0.10)
Year ended 3/31/1998......................          --
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...      $   --
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001#.....................          --
Year ended 3/31/2000......................       (0.00)##
Year ended 3/31/1999#.....................       (0.10)
Year ended 3/31/1998......................          --
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...      $   --
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001#.....................          --
Year ended 3/31/2000......................       (0.00)##
Year ended 3/31/1999#.....................       (0.10)
Year ended 3/31/1998......................          --
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...      $   --
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001#.....................          --
Year ended 3/31/2000......................       (0.00)##
Year ended 3/31/1999#.....................       (0.10)
Year ended 3/31/1998......................          --

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (Note 2) on the operating expenses ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS FUNDS

                                                                                                      WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                      ---------------
                                                            RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                   NET ASSETS      OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                   END OF        EXPENSES     INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL        PERIOD       TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++       (000)       NET ASSETS      NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------



   $(0.24)         $ 9.56         2.05%      $135,925       0.83%+(a)         5.09%+          84%          0.93%+(a)
    (0.60)           9.61         3.30        143,283       0.81(a)           5.76           199           0.91(a)
    (0.65)           9.89        11.06        177,877       0.72              6.76           238           0.84
    (0.68)           9.53        (0.95)       118,458       0.71(a)           6.80           107           0.90(a)
    (0.76)          10.31         5.00        317,937       0.70(a)           6.27            94           0.80(a)
    (0.65)          10.55        11.07        263,840       0.73(a)           6.27           203           0.83(a)



   $(0.23)         $ 9.55         1.92%      $ 27,807       1.08%+(a)         4.84%+          84%          1.18%+(a)
    (0.57)           9.60         3.05         26,543       1.06(a)           5.51           199           1.16(a)
    (0.63)           9.88        10.80         29,102       0.97              6.51           238           1.09
    (0.65)           9.52        (1.30)        30,870       0.96(a)           6.55           107           1.15(a)
    (0.73)          10.31         4.74         12,954       0.95(a)           6.02            94           1.05(a)
    (0.63)          10.55        10.80         11,946       0.98(a)           6.02           203           1.08(a)



   $(0.20)         $ 9.56         1.54%      $ 42,431       1.83%+(a)         4.09%+          84%          1.93%+(a)
    (0.50)           9.61         2.28         45,960       1.81(a)           4.76           199           1.91(a)
    (0.56)           9.89        10.08         50,251       1.72              5.76           238           1.84
    (0.59)           9.52        (1.98)        55,946       1.65(a)           5.86           107           1.90(a)
    (0.67)          10.31         4.11         67,651       1.55(a)           5.42            94           1.80(a)
    (0.57)          10.55        10.18         65,248       1.55(a)           5.45           203           1.65(a)



   $(0.20)         $ 9.55         1.53%      $  2,699       1.83%+(a)         4.09%+          84%          1.93%+(a)
    (0.50)           9.60         2.28          1,997       1.81(a)           4.76           199           1.91(a)
    (0.56)           9.88         9.98          1,527       1.72              5.76           238           1.84
    (0.58)           9.52        (2.04)         1,202       1.71(a)           5.80           107           1.90(a)
    (0.67)          10.31         4.09          1,474       1.56(a)           5.41            94           1.80(a)
    (0.58)          10.55        10.27          2,090       1.46(a)           5.54           203           1.56(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
HIGH YIELD BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $ 8.86         $0.40           $(1.21)          $(0.81)         $(0.37)
Year ended 3/31/2002#.....................     9.27          0.86            (0.34)            0.52           (0.88)
Year ended 3/31/2001#.....................     9.90          0.96            (0.54)            0.42           (1.05)
Period ended 3/31/2000*#..................    10.00          0.09            (0.11)           (0.02)          (0.08)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $ 8.80         $0.39           $(1.21)          $(0.82)         $(0.36)
Year ended 3/31/2002#.....................     9.22          0.80            (0.32)            0.48           (0.85)
Year ended 3/31/2001#.....................     9.88          0.96            (0.58)            0.38           (1.04)
Period ended 3/31/2000*#..................    10.00          0.08            (0.12)           (0.04)          (0.08)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $ 8.80         $0.36           $(1.21)          $(0.85)         $(0.33)
Year ended 3/31/2002#.....................     9.21          0.76            (0.33)            0.43           (0.79)
Year ended 3/31/2001#.....................     9.88          0.92            (0.62)            0.30           (0.97)
Period ended 3/31/2000**#.................    10.00          0.07            (0.12)           (0.05)          (0.07)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $ 8.77         $0.36           $(1.21)          $(0.85)         $(0.33)
Year ended 3/31/2002#.....................     9.19          0.76            (0.34)            0.42           (0.79)
Year ended 3/31/2001#.....................     9.87          0.90            (0.61)            0.29           (0.97)
Period ended 3/31/2000***#................    10.02          0.04            (0.12)           (0.08)          (0.07)


                                            DISTRIBUTIONS
                                               FROM NET
                                            REALIZED GAINS
                                            --------------
HIGH YIELD BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...      $   --
Year ended 3/31/2002#.....................       (0.05)
Year ended 3/31/2001#.....................          --
Period ended 3/31/2000*#..................          --
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...      $   --
Year ended 3/31/2002#.....................       (0.05)
Year ended 3/31/2001#.....................          --
Period ended 3/31/2000*#..................          --
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...      $   --
Year ended 3/31/2002#.....................       (0.05)
Year ended 3/31/2001#.....................          --
Period ended 3/31/2000**#.................          --
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...      $   --
Year ended 3/31/2002#.....................       (0.05)
Year ended 3/31/2001#.....................          --
Period ended 3/31/2000***#................          --

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * High Yield Bond Primary A and Investor A Shares commenced operations on February 14, 2000.

 ** High Yield Bond Investor B Shares commenced operations on February 17, 2000.

 ***High Yield Bond Investor C Shares commenced operations on March 8, 2000.

 # Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS FUNDS

                                                                                          WITHOUT WAIVERS
                                                                                          AND/OR EXPENSE
                                                                                          REIMBURSEMENTS
                                                                                          ---------------
                                                            RATIO OF        RATIO OF         RATIO OF
    TOTAL                                   NET ASSETS      OPERATING    NET INVESTMENT      OPERATING
  DIVIDENDS       NET ASSET                   END OF        EXPENSES     INCOME/(LOSS)      EXPENSES TO
     AND            VALUE        TOTAL        PERIOD       TO AVERAGE      TO AVERAGE         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++       (000)       NET ASSETS      NET ASSETS       NET ASSETS
---------------------------------------------------------------------------------------------------------



   $(0.37)          $7.68        (9.38)%     $227,752       0.92%+            9.46%+            0.92%+
    (0.93)           8.86         6.05        194,867       0.93              9.75              1.00
    (1.05)           9.27         4.51         61,181       0.93             10.97              1.45
    (0.08)           9.90        (0.12)         9,394       0.93+             7.03+            12.66+



   $(0.36)          $7.62        (9.56)%     $ 40,307       1.17%+            9.21%+            1.17%+
    (0.90)           8.80         5.69         31,551       1.18              9.50              1.25
    (1.04)           9.22         3.99          8,344       1.18             10.72              1.70
    (0.08)           9.88        (0.33)           371       1.18+             6.78+            12.91+



   $(0.33)          $7.62        (9.89)%     $ 70,503       1.92%+            8.46%+            1.92%+
    (0.84)           8.80         5.06         64,091       1.93              8.75              2.00
    (0.97)           9.21         3.29         22,106       1.93              9.97              2.45
    (0.07)           9.88        (0.47)         3,426       1.93+             6.03+            13.66+



   $(0.33)          $7.59        (9.81)%     $ 16,488       1.92%+            8.46%+            1.92%+
    (0.84)           8.77         4.96         15,213       1.93              8.75              2.00
    (0.97)           9.19         3.20          1,891       1.93              9.97              2.45
    (0.07)           9.87        (0.76)            59       1.93+             6.03+            13.66+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2002, Funds Trust offered sixty-one separate portfolios. These financial statements pertain only to the following U.S. government and corporate bond portfolios of Funds Trust: Short-Term Income Fund, Short-Intermediate Government Fund, Government Securities Fund, Intermediate Bond Fund, Bond Fund, Strategic Income Fund and High Yield Bond Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. In addition, Short-Intermediate Government Fund also offers Primary B Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

Intermediate Bond Fund and High Yield Bond Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio, respectively (the "Master Portfolios"), each a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolios each have the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of net assets reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (96.8% for Intermediate Bond Master Portfolio and 92.7% for High Yield Bond Master Portfolio at September 30, 2002). The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act and managed by Banc of America Advisors, LLC ("BA Advisors"), whose financial statements are not presented here, also invest in the Master Portfolios.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are generally valued using prices provided by a pricing service or based upon broker-dealer quotations. Certain prices provided by broker-dealers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities which are primarily traded on foreign securities exchanges are valued at the last available closing values on their respective exchanges where primarily traded, or at the mean between the closing bid and ask prices if no sales are recorded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

The valuation of each Feeder Fund's investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolios use valuation policies consistent with those described above.

Futures contracts: The Short-Term Income, Short-Intermediate Government, Government Securities, Bond and Strategic Income Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase and write call and put options on non-U.S. stock index and interest rate futures contracts. A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Forward foreign currency transactions: Generally, each Fund may enter into forward currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Swaps: The Funds may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with its investment objective and policies. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in interest income. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of ) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of net assets.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs its custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Stripped securities: Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Securities transactions and investment income: Securities transactions are recorded on trade date.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Dividends and distributions to shareholders: It is the policy of each Fund (except Intermediate Bond and High Yield Bond) to declare dividends from net investment income daily and to pay such dividends monthly. Intermediate Bond and High Yield Bond Funds declare and pay dividends monthly. The Funds may declare and pay distribution of net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with BA Advisors, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund:

                                              ANNUAL RATE
                                              -----------
Short-Term Income, Short-Intermediate.......     0.30%
Government Bond.............................     0.40%
Strategic Income............................     0.50%

                                            FEES ON AVERAGE    FEES ON AVERAGE
                        FEES ON AVERAGE     DAILY NET ASSETS   DAILY NET ASSETS
                        DAILY NET ASSETS      BETWEEN $200      EXCEEDING $250
                       UP TO $200 MILLION   AND $250 MILLION       MILLION
                       --------------------------------------------------------
Government
  Securities.........         0.50%               0.45%              0.40%

The Feeder Funds indirectly pay for investment advisory services through their investments in their corresponding Master Portfolios (see Note 2 of Notes to financial statements of the Master Portfolios).

Funds Trust has entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.15% of each Fund's average daily net assets.

The Feeder Funds indirectly pay for sub-advisory services through their investments in their corresponding Master Portfolios (See Note 2 of Notes to financial statements of the Master Portfolios).

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of Funds Trust. Under the co-administration agreement, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of the average daily net assets of all Funds except for Intermediate Bond Fund, which pays a monthly fee at the maximum annual rate of 0.17% of its average daily net assets and High Yield Bond Fund, which pays a

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


monthly fee at the maximum annual rate of 0.18% of its average daily net assets. For the period beginning August 1, 2002 and until July 31, 2003, Stephens has agreed to waive 0.05% of its co-administration fees for Government Securities Fund. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BA Advisors. For the six months ended September 30, 2002, Stephens and BA Advisors earned 0.08% and 0.10%, respectively, of the Funds' average daily net assets for their co-administration services.

BA Advisors and/or the sub-advisers and/or Stephens may, from time to time, reduce their fees payable by each Fund. During the six months ended September 30, 2002 and until July 31, 2003, BA Advisors has agreed to waive its advisory fees for the Funds set forth below (as a percentage of the Funds' average daily net assets):

Short-Term Income................................  0.10%
Government Securities............................  0.10%*
Strategic Income.................................  0.10%

---------------

 *Contractual advisory fees are based on asset breakpoints causing this percentage to fluctuate, as the advisory waiver is subject to change in order to maintain a maximum advisory fee of 0.40% of Government Securities' average daily net assets. The advisory fee waiver presented reflects the maximum advisory fee waiver.

In addition, during the six months ended September 30, 2002 and until July 31, 2003, BA Advisors and/or the sub-advisers and/or Stephens have agreed to reimburse expenses and/or waive their fees to the extent that the total expenses (excluding shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

FUND                                           ANNUAL RATE
----------------------------------------------------------
Intermediate Bond Fund.......................     0.81%
High Yield Bond Fund.........................     0.93%

BA Advisors is entitled to recover from Intermediate Bond Fund any fees waived or expenses reimbursed by BA Advisors during the three year period following such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. At September 30, 2002, for Intermediate Bond Fund no fees were recoverable by BA Advisors pursuant to this arrangement.

BNY serves as the custodian of Funds Trust's assets. For the six months ended September 30, 2002, expenses of the Funds were reduced by $4,208 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A and Primary B Shares of the Funds. For the six months ended September 30, 2002, Bank of America earned approximately $18,574 for providing such services.

Stephens serves as distributor of the Funds' shares. For the six months ended September 30, 2002, the Funds were informed that the distributor received the following:

                                                 CONTINGENT
                       FRONT END                  DEFERRED
                         SALES                     SALES
                         CHARGE                    CHARGE
                         (000)                     (000)
FUND                   INVESTOR A   INVESTOR A   INVESTOR B   INVESTOR C
------------------------------------------------------------------------
Short-Term Income....     $ 43         $44          $ --         $22
Short-Intermediate
  Government.........       89          --            26           2
Government
  Securities.........      121          24            54          --*
Intermediate Bond....       53          12            12           4
Bond.................       32           4            15           3
Strategic Income.....      110          --            30           1
High Yield Bond......      261           5           122          12

---------------

 *Amount represents less than $500.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets. Funds Trust previously offered a retirement plan to the Trustees, which was terminated on January 1, 2002. Funds Trust's eligible Trustees had the option of a rollover into the deferred compensation plan on January 1, 2002 or a lump

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




sum distribution, including interest, on January 1, 2003. The liability for the retirement plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets.

Certain Funds have made daily investments of cash balances in the Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds".

Certain Funds have invested in portfolios contained within the various Nations Trusts, pursuant to an exemptive order received from the Securities and Exchange Commission. Bond Fund has invested in Convertible Securities Fund and International Bond Portfolio, portfolios of Funds Trust and Master Trust, respectively. Strategic Income has invested in High Yield Portfolio and International Bond Portfolio, portfolios of Master Trust. The income earned from such investments is included in its Statement of operations as "Dividend income from affiliated funds".

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for the Investor A Shares of each Fund. In addition, Funds Trust has adopted a shareholder administration plan for Primary B Shares of Short-Intermediate Government Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The administration plan permits the Short-Intermediate Government Fund to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the applicable classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

For the six months ended September 30, 2002, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                       CURRENT
                                         RATE
                                      (AFTER FEE      PLAN
                                       WAIVERS)       LIMIT
                                      ---------------------
PRIMARY B SHAREHOLDER ADMINISTRATION
  PLAN:
  Short-Intermediate Government.....     0.50%*       0.60%
INVESTOR A COMBINED DISTRIBUTION AND
  SHAREHOLDER SERVICING PLAN........     0.25%**      0.25%
INVESTOR B AND INVESTOR C
  SHAREHOLDER SERVICING PLANS.......     0.25%        0.25%
INVESTOR B AND INVESTOR C
  DISTRIBUTION PLANS................     0.75%        0.75%

---------------

 * During the six months ended September 30, 2002 and until July 31, 2003, BA Advisors has agreed to waive Primary B Shareholder Administration fees as a percentage of the Short-Intermediate Government Fund's average daily net assets at an annual rate of 0.10%.

 **Short-Term Income Fund pays its shareholder servicing fees under a separate servicing plan.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2002 were as follows:

                                   PURCHASES    SALES
                                     (000)      (000)
                                   --------------------
Short-Term Income................  $ 79,175    $ 25,335
Short-Intermediate Government....     8,610      24,249
Government Securities............     5,115       7,191
Bond.............................   439,841     480,353
Strategic Income.................    11,207      13,031

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2002 were as follows:

                                PURCHASES      SALES
                                  (000)        (000)
                                -----------------------
Short-Term Income.............  $  461,471   $  268,429
Short-Intermediate
  Government..................     338,206      272,307
Government Securities.........     224,390      185,698
Bond..........................   5,193,773    5,030,897
Strategic Income..............     166,849      167,083

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


5.  FUTURES CONTRACTS

At September 30, 2002, the following Funds had futures contracts open:

                                                                                                               UNREALIZED
                                                                        VALUE OF CONTRACT    MARKET VALUE    APPRECIATION/
                                                           NUMBER OF       WHEN OPENED       OF CONTRACTS    (DEPRECIATION)
DESCRIPTION                                                CONTRACTS          (000)             (000)            (000)
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INCOME FUND:
Antenna Hungaria Share Future (long position) expiring
  December 2002(a).......................................    1,005          $ 213,860         $ 215,981         $ 2,121
                                                                                                                =======
SHORT-INTERMEDIATE GOVERNMENT FUND:
90 Day Euro Futures (long position) expiring March
2003(a)..................................................       84             20,603            20,684              81
90 Day Euro Futures (long position) expiring June
2004(a)..................................................      253             61,117            61,362             245
90 Day Euro Futures (long position) expiring December
2002(a)..................................................      168             41,258            41,374             116
Abbey National plc Universal Stock Share Futures (long
  position) expiring December 2002(a)....................       80              8,835             9,143             308
Antenna Hungaria Share Future (long position) expiring
  December 2002(a).......................................      220             46,798            47,279             481
U.S. 10 year Treasury Note Futures (long position)
  expiring December 2002(a)..............................      622             70,370            72,093           1,723
90 Day Euro Futures (short position) expiring June
2003(a)..................................................     (337)           (82,444)          (82,847)           (403)
90 Day Euro Futures (short position) expiring September
2003(a)..................................................     (168)           (40,945)          (41,168)           (223)
                                                                                                                -------
  Total net unrealized appreciation......................                                                       $ 2,328
                                                                                                                =======
GOVERNMENT SECURITIES FUND:
90 Day Euro Futures (long position) expiring March
2003(a)..................................................       44             10,792            10,834              42
90 Day Euro Futures (long position) expiring June
2004(a)..................................................      131             31,645            31,772             127
90 Day Euro Futures (long position) expiring December
2002(a)..................................................       88             21,611            21,672              61
Antenna Hungaria Share Future (long position) expiring
  December 2002(a).......................................       80             17,018            17,193             175
U.S. 10 year Treasury Note Futures (long position)
  expiring December 2002(a)..............................      578             65,323            66,994           1,671
U.S. 20 year Treasury Bond Futures (long position)
  expiring December 2002(a)..............................      342             38,177            39,073             896
90 Day Euro Futures (short position) expiring June
2003(a)..................................................     (174)           (42,568)          (42,776)           (208)
90 Day Euro Futures (short position) expiring September
2003(a)..................................................      (88)           (21,447)          (21,564)           (117)
Abbey National plc Universal Stock Share Futures (short
  position) expiring December 2002(a)....................     (179)           (20,059)          (20,456)           (397)
                                                                                                                -------
  Total net unrealized appreciation......................                                                       $ 2,250
                                                                                                                =======
BOND FUND:
90 Day Euro Futures (long position) expiring March
2003(a)..................................................      406             99,582            99,973             391
90 Day Euro Futures (long position) expiring June
2004(a)..................................................    1,218            294,230           295,411           1,181
90 Day Euro Futures (long position) expiring December
2002(a)..................................................      811            199,168           199,729             561
Abbey National plc Universal Stock Share Futures (long
  position) expiring December 2002(a)....................      127             14,305            14,514             209
Antenna Hungaria Share Future (long position) expiring
  December 2002(a).......................................      535            113,805           114,975           1,170
U.S. 10 year Treasury Note Futures (long position)
  expiring December 2002(a)..............................    1,355            153,136           157,053           3,917
U.S. 20 year Treasury Bond Futures (long position)
  expiring December 2002(a)..............................      962            107,549           109,909           2,360
90 Day Euro Futures (short position) expiring June
2003(a)..................................................   (1,625)          (397,543)         (399,486)         (1,943)
90 Day Euro Futures (short position) expiring September
2003(a)..................................................     (811)          (197,656)         (198,736)         (1,080)
                                                                                                                -------
  Total net unrealized appreciation......................                                                       $ 6,766
                                                                                                                =======
STRATEGIC INCOME FUND:
90 Day Euro Futures (long position) expiring March
2003(a)..................................................       10              2,452             2,462              10
90 Day Euro Futures (long position) expiring June
2004(a)..................................................       31              7,489             7,519              30
90 Day Euro Futures (long position) expiring December
2002(a)..................................................       21              5,158             5,172              14

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




                                                                                                               UNREALIZED
                                                                        VALUE OF CONTRACT    MARKET VALUE    APPRECIATION/
                                                           NUMBER OF       WHEN OPENED       OF CONTRACTS    (DEPRECIATION)
DESCRIPTION                                                CONTRACTS          (000)             (000)            (000)
---------------------------------------------------------------------------------------------------------------------------
Abbey National plc Universal Stock Share Futures (long
  position) expiring December 2002(a)....................        7          $     795         $     800         $     5
Antenna Hungaria Share Future (long position) expiring
  December 2002(a).......................................        4                851               860               9
U.S. 20 year Treasury Bond Futures (long position)
  expiring December 2002(a)..............................       22              2,456             2,514              58
90 Day Euro Futures (short position) expiring June
2003(a)..................................................      (41)           (10,030)          (10,079)            (49)
90 Day Euro Futures (short position) expiring September
2003(a)..................................................      (21)            (5,118)           (5,146)            (28)
                                                                                                                -------
  Total net unrealized appreciation......................                                                       $    49
                                                                                                                =======

---------------

(a)Securities have been segregated as collateral for the Fund's open futures contracts.

6.  WRITTEN OPTIONS

Written options for the Bond Fund for the six months ended September 30, 2002 aggregated the following:

                                                                           PREMIUM
                                                              NUMBER OF    RECEIVED
SUMMARY OF WRITTEN OPTIONS                                    CONTRACTS     (000)
-----------------------------------------------------------------------------------
Outstanding at March 31, 2002...............................     --         $  --
Contracts opened............................................     30          (639)
Contracts closed............................................     --             0
Outstanding at September 30, 2002...........................     30         $(639)
                                                                 ==         =====

7.  FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2002, Bond Fund had the following forward foreign currency contracts outstanding:

                                                              VALUE OF CONTRACT    VALUE OF CONTRACT
                                                                 WHEN OPENED          WHEN OPENED          MARKET VALUE OF
                                            LOCAL             (LOCAL CURRENCY)       (US DOLLARS)       CONTRACT (US DOLLARS)
DESCRIPTION                                CURRENCY                 (000)                (000)                  (000)
-----------------------------------------------------------------------------------------------------------------------------
BOND:
CONTRACTS TO BUY:
Expiring December 19, 2002........  Australian Dollar                 23,000           $ 12,230               $ 12,412
Expiring October 11, 2002.........  British Pound Sterling             3,000              4,255                  4,715
Expiring October 11, 2002.........  British Pound Sterling            10,000             14,181                 15,716
Expiring October 11, 2002.........  British Pound Sterling             4,000              5,669                  6,286
Expiring October 11, 2002.........  British Pound Sterling               500                709                    786
Expiring December 18, 2002........  British Pound Sterling            16,900             24,671                 26,454
Expiring December 19, 2002........  British Pound Sterling            16,300             24,160                 25,515
Expiring December 19, 2002........  British Pound Sterling            16,800             24,901                 26,298

                                      UNREALIZED
                                    APPRECIATION/
                                    (DEPRECIATION)
                                     (US DOLLARS)
DESCRIPTION                             (000)
----------------------------------  --------------
BOND:
CONTRACTS TO BUY:
Expiring December 19, 2002........     $    182
Expiring October 11, 2002.........          460
Expiring October 11, 2002.........        1,535
Expiring October 11, 2002.........          617
Expiring October 11, 2002.........           77
Expiring December 18, 2002........        1,783
Expiring December 19, 2002........        1,355
Expiring December 19, 2002........        1,397

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)



                                                              VALUE OF CONTRACT    VALUE OF CONTRACT
                                                                 WHEN OPENED          WHEN OPENED          MARKET VALUE OF
                                            LOCAL             (LOCAL CURRENCY)       (US DOLLARS)       CONTRACT (US DOLLARS)
DESCRIPTION                                CURRENCY                 (000)                (000)                  (000)
-----------------------------------------------------------------------------------------------------------------------------
Expiring December 19, 2002........  British Pound Sterling            16,300             24,159                 25,515
Expiring October 11, 2002.........  Japanese Yen                   3,194,450             25,193                 26,255
Expiring November 11, 2002........  Japanese Yen                   2,845,675             23,000                 23,423
Expiring November 11, 2002........  Japanese Yen                   1,497,140             12,258                 12,323
Expiring November 22, 2002........  Japanese Yen                   2,966,525             24,622                 24,431
Expiring December 19, 2002........  Japanese Yen                   2,905,067             24,168                 23,957
Expiring December 19, 2002........  Japanese Yen                   3,012,002             25,058                 24,839
Expiring December 19, 2002........  Japanese Yen                   2,953,641             24,172                 24,358
Expiring December 19, 2002........  Japanese Yen                   2,994,180             24,910                 24,692
Expiring December 19, 2002........  Japanese Yen                   1,482,050             12,500                 12,222
Expiring December 19, 2002........  Japanese Yen                   1,472,400             12,500                 12,142
Expiring December 20, 2002........  Japanese Yen                   1,515,962             12,500                 12,502
Expiring November 11, 2002........  Korean Won                    15,000,000             12,313                 12,178
Net unrealized appreciation.......
CONTRACTS TO SELL:
Expiring December 19, 2002........  Australian Dollar                (23,000)           (12,099)               (12,413)
Expiring December 12, 2002........  Euro                                (362)              (353)                  (357)
Expiring October 11, 2002.........  British Pound Sterling           (17,500)           (25,193)               (27,503)
Expiring December 19, 2002........  British Pound Sterling           (16,300)           (24,169)               (25,515)
Expiring December 19, 2002........  British Pound Sterling           (16,900)           (25,058)               (26,454)
Expiring December 19, 2002........  British Pound Sterling           (16,300)           (24,172)               (25,515)
Expiring December 19, 2002........  British Pound Sterling           (16,800)           (24,910)               (26,298)
Expiring October 11, 2002.........  Japanese Yen                    (552,030)            (4,254)                (4,537)
Expiring October 11, 2002.........  Japanese Yen                  (1,842,900)           (14,181)               (15,146)
Expiring October 11, 2002.........  Japanese Yen                    (736,040)            (5,669)                (6,049)
Expiring October 11, 2002.........  Japanese Yen                     (92,155)              (709)                  (758)
Expiring October 11, 2002.........  Japanese Yen                  (2,894,251)           (23,000)               (23,823)
Expiring November 11, 2002........  Japanese Yen                  (1,472,031)           (12,313)               (12,116)
Expiring November 22, 2002........  Japanese Yen                  (1,474,675)           (12,500)               (12,145)
Expiring November 22, 2002........  Japanese Yen                  (1,491,850)           (12,500)               (12,286)
Expiring November 22, 2002........  Japanese Yen                     (25,109)              (205)                  (206)
Expiring December 18, 2002........  Japanese Yen                  (3,037,564)           (24,672)               (25,050)
Expiring December 19, 2002........  Japanese Yen                  (2,953,641)           (24,160)               (24,358)
Expiring December 19, 2002........  Japanese Yen                  (3,044,244)           (24,901)               (25,105)
Expiring December 19, 2002........  Japanese Yen                  (2,905,067)           (24,159)               (23,957)
Expiring December 19, 2002........  Japanese Yen                  (1,483,937)           (12,500)               (12,237)
Expiring December 19, 2002........  Japanese Yen                  (1,507,187)           (12,500)               (12,429)
Expiring December 20, 2002........  Japanese Yen                  (1,525,350)           (12,500)               (12,580)
Expiring December 20, 2002........  Japanese Yen                  (1,538,456)           (12,500)               (12,688)
Expiring December 20, 2002........  Japanese Yen                  (1,537,581)           (12,500)               (12,680)
Expiring October 10, 2002.........  Polish Zloty                     (24,925)            (5,959)                (6,013)
Expiring October 18, 2002.........  Polish Zloty                     (28,000)            (6,685)                (6,745)
Expiring November 11, 2002........  Korean Won                   (15,000,000)           (12,258)               (12,178)
Net unrealized depreciation.......
Total net unrealized
  depreciation....................

                                      UNREALIZED
                                    APPRECIATION/
                                    (DEPRECIATION)
                                     (US DOLLARS)
DESCRIPTION                             (000)
----------------------------------  --------------
Expiring December 19, 2002........        1,356
Expiring October 11, 2002.........        1,062
Expiring November 11, 2002........          423
Expiring November 11, 2002........           65
Expiring November 22, 2002........         (191)
Expiring December 19, 2002........         (211)
Expiring December 19, 2002........         (219)
Expiring December 19, 2002........          186
Expiring December 19, 2002........         (218)
Expiring December 19, 2002........         (278)
Expiring December 19, 2002........         (358)
Expiring December 20, 2002........            2
Expiring November 11, 2002........         (135)
                                       --------
Net unrealized appreciation.......     $  8,890
                                       --------
CONTRACTS TO SELL:
Expiring December 19, 2002........         (314)
Expiring December 12, 2002........           (4)
Expiring October 11, 2002.........       (2,310)
Expiring December 19, 2002........       (1,346)
Expiring December 19, 2002........       (1,396)
Expiring December 19, 2002........       (1,343)
Expiring December 19, 2002........       (1,388)
Expiring October 11, 2002.........         (283)
Expiring October 11, 2002.........         (965)
Expiring October 11, 2002.........         (380)
Expiring October 11, 2002.........          (49)
Expiring October 11, 2002.........         (823)
Expiring November 11, 2002........          197
Expiring November 22, 2002........          355
Expiring November 22, 2002........          214
Expiring November 22, 2002........           (1)
Expiring December 18, 2002........         (378)
Expiring December 19, 2002........         (198)
Expiring December 19, 2002........         (204)
Expiring December 19, 2002........          202
Expiring December 19, 2002........          263
Expiring December 19, 2002........           71
Expiring December 20, 2002........          (80)
Expiring December 20, 2002........         (188)
Expiring December 20, 2002........         (180)
Expiring October 10, 2002.........          (54)
Expiring October 18, 2002.........          (60)
Expiring November 11, 2002........           80
                                       --------
Net unrealized depreciation.......     $(10,562)
                                       --------
Total net unrealized
  depreciation....................     $ (1,672)
                                       ========

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




8.  SWAP CONTRACTS

At September 30, 2002, the following Funds had swap contracts outstanding:

                                                                                                                       UNREALIZED
                             NOTIONAL                                                                                 APPRECIATION
                              AMOUNT     FIXED RATE/TOTAL RETURN PAYMENTS    FLOATING RATE/ TOTAL RETURN PAYMENTS    (DEPRECIATION)
DESCRIPTION                   (000)              MADE BY THE FUND                    RECEIVED BY THE FUND                (000)
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INCOME FUND:
Contract with Morgan
  Stanley, effective July
  31, 2002, expiring                     CMBS Aaa Index Floating II Total    CMBS Aaa Index Spread Floating I
  October 31, 2002(a)......  $ 23,750    Return                              Total Return                                $  (46)
                                                                                                                         ======
SHORT-INTERMEDIATE
GOVERNMENT FUND:
Contract with Lehman
  Brothers, effective May
  1, 2001, expiring May 01,
  2006(a)..................    14,000    3-month LIBOR                       5.474%                                       1,293
Contract with Lehman
  Brothers, effective May
  1, 2001, expiring May 01,
  2004(a)..................    18,000    3-month LIBOR                       5.074                                          878
Contract with Morgan
  Stanley, effective July
  31, 2002, expiring                     CMBS Aaa Index Floating II Total    CMBS Aaa Index Spread Floating I
  October 31, 2002(a)......    15,000    Return                              Total Return                                   (29)
                                                                                                                         ------
Total net unrealized
appreciation...............                                                                                              $2,142
                                                                                                                         ======
GOVERNMENT SECURITIES FUND:
Contract with Lehman
  Brothers, effective May
  1, 2001, expiring May 01,
  2004(a)..................    18,000    3-month LIBOR                       5.074                                          644
Contract with Lehman
  Brothers, effective May
  1, 2001, expiring May 01,
  2006(a)..................    14,000    3-month LIBOR                       5.474                                          600
Contract with Morgan
  Stanley, effective July
  31, 2002, expiring                     CMBS Aaa Index Floating II Total    CMBS Aaa Index Spread Floating I
  October 31, 2002(a)......     8,700    Return                              Total Return                                   (17)
                                                                                                                         ------
Total net unrealized
  appreciation.............                                                                                              $1,227
                                                                                                                         ======
BOND FUND:
Contract with JP Morgan,
  effective December 9,
  2002, expiring December
  9,2012(a)................  $ 30,250    3-month Euro LIBOR                  4.73                                        $  371
Contract with Morgan
  Stanley, effective July
  29, 2002, expiring July
  29, 2032(a)..............     8,650    3-month LIBOR                       5.810                                          965
Contract with Morgan
  Stanley, effective July
  29, 2002, expiring July
  29, 2012(a)..............    15,600    5.020%                              3-month LIBOR                               (1,020)
Contract with Morgan
  Stanley, effective July
  31, 2002, expiring                     CMBS Aaa Index Floating II Total    CMBS Aaa Index Spread Floating I
  October 31, 2002(a)......    72,500    Return                              Total Return 3- month                         (141)
Contract with Salomon Smith
  Barney, effective
  February 1, 2005,
  expiring February 1,
  2007(a)..................    77,350    5.000                               3-month Euro LIBOR                            (905)
Contract with Salomon Smith
  Barney, effective
  February 1, 2005,
  expiring February 1,
  2007(a)..................    77,350    4.88                                3-month Euro LIBOR                            (685)

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                                                                       UNREALIZED
                             NOTIONAL                                                                                 APPRECIATION
                              AMOUNT     FIXED RATE/TOTAL RETURN PAYMENTS    FLOATING RATE/ TOTAL RETURN PAYMENTS    (DEPRECIATION)
DESCRIPTION                   (000)              MADE BY THE FUND                    RECEIVED BY THE FUND                (000)
-----------------------------------------------------------------------------------------------------------------------------------
Contract with Salomon Smith
  Barney, effective
  February 1, 2005,
  expiring February 1,
  2007(a)..................  $ 77,350    4.83%                               3-month Euro LIBOR                          $ (679)
Contract with Salomon Smith
  Barney, effective
  February 1, 2005,
  expiring February 1,
  2007(a)..................    77,350    4.52                                3-month Euro LIBOR                            (206)
Contract with Salomon Smith
  Barney, effective
  December 9, 2002,
  expiring December 10,
  2012(a)..................    30,250    3-month Euro LIBOR                  4.74%                                          383
Contract with Salomon Smith
  Barney, effective
  February 1, 2005,
  expiring February 1,
  2007(a)..................   736,650    3-month Krona LIBOR                 5.50                                           549
Contract with Salomon Smith
  Barney, effective
  February 1, 2005,
  expiring February 1,
  2007(a)..................   736,650    3-month Krona LIBOR                 5.38                                           397
Contract with Salomon Smith
  Barney, effective
  February 1, 2005,
  expiring February 1,
  2007(a)..................   736,650    3-month Krona LIBOR                 5.39                                           410
Contract with Salomon Smith
  Barney, effective
  February 1, 2005,
  expiring February 1,
  2007(a)..................   736,650    3-month Krona LIBOR                 5.20                                           156
Contract with Salomon Smith
  Barney, effective
  September 9, 2002,
  expiring December 10,
  2012(a)..................    30,000    4.62                                3-month LIBOR                                 (677)
Contract with Salomon Smith
  Barney, effective
  December 9, 2002,
  expiring December 10,
  2012(a)..................    30,000    4.61                                3-month LIBOR                                 (606)
Contract with Salomon Smith
  Barney, effective January
  31, 2002, expiring                     World Government Bond Index         Solomon US Treasury Index Total
  November 30, 2003(a).....   130,000    Total Return                        Return                                       1,745
                                                                                                                         ------
Total net unrealized
appreciation...............                                                                                              $   57
                                                                                                                         ======
STRATEGIC INCOME FUND:
Contract with Morgan
  Stanley, effective July
  31, 2002, expiring                     CMBS Aaa Index Floating II Total    CMBS Aaa Index Spread Floating I
  October 31, 2002(a)......     2,000    Return                              Total Return                                $   (4)
                                                                                                                         ======

---------------

(a)Fair valued.

9.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2002, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declarations of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




10.  LINES OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

At September 30, 2002, there were no loans outstanding under this Agreement. For the six months ended September 30, 2002, there were no borrowings by the Funds under the Agreement.

11.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2002, the following Funds had securities on loan:

                                                        MARKET
                                  MARKET VALUE OF        VALUE
                                 LOANED SECURITIES   OF COLLATERAL
FUND                                   (000)             (000)
------------------------------------------------------------------
Short-Term Income..............      $219,939          $225,437
Short-Intermediate
Government.....................       196,398           201,742
Government Securities..........        34,199            40,393
Bond...........................        56,400            60,878
Strategic Income...............         4,194             4,294

12.  INCOME TAXES

Information on the tax components of capital is as follows:

                                                                                                               NET TAX UNREALIZED
                                                                                                                 APPRECIATION/
                                                                                                               (DEPRECIATION) ON
                                                                                         NET TAX UNREALIZED     DERIVATIVES AND
                                                          GROSS TAX       GROSS TAX        APPRECIATION/        FOREIGN CURRENCY
                                  COST OF INVESTMENTS     UNREALIZED      UNREALIZED     (DEPRECIATION) ON       AND NET OTHER
                                   FOR TAX PURPOSES      APPRECIATION    DEPRECIATION       INVESTMENTS              ASSETS
FUND                                     (000)              (000)           (000)              (000)                 (000)
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Income...............      $1,043,736           $11,393         $   (240)          $11,153                $2,075
Short-Intermediate Government...         728,952            17,115              (75)           17,040                 4,470
Government Securities...........         305,427             8,461             (511)            7,950                 3,477
Intermediate Bond...............            N/A*              N/A*             N/A*                --                    --
Bond............................       3,637,489            64,064          (48,856)           15,208                 5,316
Strategic Income................         242,467             3,466          (10,371)           (6,905)                   45
High Yield......................            N/A*              N/A*             N/A*                --                    --

---------------

 *See corresponding Master Portfolio for tax basis information.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


At March 31, 2002, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                      EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING
                                                      IN 2003     IN 2005     IN 2007     IN 2008     IN 2009     IN 2010
FUND                                                   (000)       (000)       (000)       (000)       (000)       (000)
--------------------------------------------------------------------------------------------------------------------------
Short-Term Income...................................   $  651      $  122      $   --     $ 2,435      $3,076      $   --
Short-Intermediate Government.......................       --          --          --       2,924          --          --
Government Securities...............................    2,220       2,304       2,883          --          --          --
Intermediate Bond...................................       --          --       1,126         504          52          74
Bond................................................       --          --          --          --          --          --
Strategic Income....................................       --          --          --      11,355       3,544       1,942
High Yield..........................................       --          --          --          --          --          --

The capital loss carryforward for the Government Securities Fund is subject to certain limitations.

During the year ended March 31, 2002, the following Funds utilized capital losses as follows:

                                                                CAPITAL
                                                            LOSSES UTILIZED
PORTFOLIO                                                        (000)
---------------------------------------------------------------------------
Short-Term Income.......................................        $ 2,998
Short-Intermediate Government...........................         15,842
Government Securities...................................          6,586
Bond....................................................         20,301
Strategic Income........................................            849

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2002, the following Funds elected to defer losses occurring between November 1, 2001 and March 31, 2002 under these rules, as follows:

                                                            CAPITAL LOSSES
                                                               DEFERRED
FUND                                                            (000)
--------------------------------------------------------------------------
Short-Term Income.......................................        $  249
Government Securities...................................         1,010
Intermediate Bond.......................................         1,307
Strategic Income........................................         3,466
High Yield Bond.........................................           183

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2003.

13.  REORGANIZATIONS

FUND REORGANIZATION

On June 8, 2001, the Government Securities Fund (the "Acquiring Fund"), acquired the assets and assumed the liabilities of the U.S. Government Bond Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                       TOTAL NET ASSETS
TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
(000)                    (000)               (000)                  (000)
----------------------------------------------------------------------------------
    $73,397            $232,156            $305,553                 $352

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




CHANGE OF REGISTERED INVESTMENT COMPANY

On June 8, 2001, the Government Securities Fund, a newly established shell portfolio of Funds Trust (the "Successor Fund"), acquired the assets and liabilities of its predecessor fund, which was a series of the Company, pursuant to a plan of reorganization approved by each predecessor fund's shareholders. The predecessor fund had the same name, investment objective and principal investment strategies as the Successor Fund. The acquisition was accomplished by a tax-free exchange of shares of the Successor Fund in an amount equal to the value of the outstanding shares of the predecessor fund. The financial statements of the Successor Fund reflect the historical financial results of the predecessor fund prior to the reorganizations.

CHANGE OF REGISTERED INVESTMENT COMPANY

On May 10, 2002, each fund listed in the left column below (each a "Fund") reorganized into a newly created successor fund listed in the right column below, that is substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value of the newly created successor fund. The financial statements of the successor funds reflect the historical financial results of the Fund prior to the reorganization.

FUND                                 REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND
------------------------------------------------------------------------------------
Short-Term Income                        Short-Term Income
Short-Intermediate Government            Short-Intermediate Government
Intermediate Bond                        Intermediate Bond
Bond                                     Bond
Strategic Income                         Strategic Income

CONVERSION OF COMMON TRUST FUNDS

On August 16, 2002, certain Funds, as listed below (each an "Acquiring Fund"), acquired the net assets of certain common trust funds, managed by Bank of America, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation/(depreciation) as of the conversion date were as follows:

                                                                                                          ACQUIRED
                                                      TOTAL NET                        TOTAL NET            FUND
                                                      ASSETS OF      TOTAL NET         ASSETS OF         UNREALIZED
                                                       ACQUIRED      ASSETS OF       ACQUIRING FUND    APPRECIATION/
                                     ACQUIRED            FUND      ACQUIRING FUND   AFTER CONVERSION   (DEPRECIATION)
ACQUIRING FUND                         FUND             (000)          (000)             (000)             (000)
---------------------------------------------------------------------------------------------------------------------
Short-Term Income              Bank of America
                               Short-Term Bond Fund    $ 12,475      $  772,232        $  784,707         $   245
Short-Intermediate Government  Bank of America
                               Short-Term
                               Government Fund           58,682         480,736           539,418           2,596
Intermediate Bond              Bank of America
                               Intermediate Bond
                               Fund                     439,200         428,904           868,104           4,570
Bond                           Bank of America
                               Charitable Bond Fund     217,846       2,314,670         2,532,516          (1,082)
Bond                           Bank of America Bond
                               Fund                     107,442       2,314,670         2,422,112             (66)

14.  SUBSEQUENT EVENT

On October 8, 2002, the Board of Trustees of each Fund approved the replacement of Stephens with BA Advisors as the exclusive distributor of the shares of the Funds. In addition, on November 21, 2002, the Board of Trustees approved the termination of Stephens as the co-administrator with BA Advisors (which will result in BA Advisors being the sole administrator to the Funds) and approved the assumption by BACAP of BA Advisors' role as the primary investment adviser to the Funds. The transition in service providers is expected to occur on or about January 1, 2003. It is also anticipated that BA Advisors will change its name to BACAP Distributors, LLC on or about January 1, 2003.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio and
Nations High Yield Bond Master Portfolio Semi-annual Report
                                              SEPTEMBER 30, 2002 (UNAUDITED)

The following pages should be read in conjunction with Nations Intermediate Bond and Nations High Yield Bond Funds' Semi-annual Report.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 2.3%
            ASSET-BACKED -- AUTO LOANS -- 1.0%
 $ 4,000    Americredit Automobile Receivables Trust,
              Series 2001-B, Class A4,
              5.370% 06/12/08##...........................................   $   4,228
     734    Capital Auto Receivables Asset Trust,
              Series 2002-2, Class CTFS,
              4.180% 10/15/07##...........................................         754
   1,015    Ford Credit Auto Owner Trust,
              Series 2002-B, Class B,
              5.180% 10/16/06.............................................       1,078
   2,800    MMCA Automobile Trust,
              Series 2001-1, Class A4,
              5.340% 12/15/05##...........................................       2,936
                                                                             ---------
                                                                                 8,996
                                                                             ---------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.2%
   1,715    First Chicago Master Trust II,
              Series 1995-0, Class A,
              2.050%** 02/15/04##.........................................       1,715
                                                                             ---------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.8%
   6,900    Fannie Mae Whole Loan,
              Series 2001-W1, Class AF3,
              5.690% 06/25/29##...........................................       7,060
     293    First Plus Home Loan Trust,
              Series 1998-2, Class M1,
              7.220% 05/10/24.............................................         318
                                                                             ---------
                                                                                 7,378
                                                                             ---------
            ASSET-BACKED -- OTHER -- 0.3%
   2,400    CIT Equipment Collateral,
              Series 2002-VT1, Class A4,
              4.670% 12/21/09##...........................................       2,487
                                                                             ---------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $19,861)..............................................      20,576
                                                                             ---------
            CORPORATE BONDS AND NOTES -- 28.9%
            AEROSPACE AND DEFENSE -- 0.3%
   2,442    Boeing Capital Corporation,
              5.650% 05/15/06##...........................................       2,572
     303    Northrop Grumman Corporation,
              7.125% 02/15/11.............................................         347
                                                                             ---------
                                                                                 2,919
                                                                             ---------
            AIRLINES -- 0.5%
   1,694    American Airlines,
              Series 2001-2, Class A-2,
              7.858% 10/01/11##...........................................       1,788
   2,580    U.S. Airways, Inc.,
              Series 2002-G,
              8.020% 02/05/19##...........................................       2,693
                                                                             ---------
                                                                                 4,481
                                                                             ---------
            AUTOMOTIVE -- 3.2%
   1,347    Delphi Automotive Systems Corporation,
              6.125% 05/01/04.............................................       1,401

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            AUTOMOTIVE -- (CONTINUED)
 $ 3,258    Ford Motor Credit Company,
              5.800% 01/12/09##...........................................   $   2,913
  10,674    Ford Motor Credit Company,
              7.375% 10/28/09##...........................................      10,227
   1,708    Ford Motor Credit Company,
              7.375% 02/01/11.............................................       1,610
   1,243    General Motors Acceptance Corporation,
              6.125% 09/15/06.............................................       1,245
   1,778    General Motors Acceptance Corporation,
              6.150% 04/05/07##...........................................       1,799
   9,059    General Motors Acceptance Corporation,
              6.875% 09/15/11##...........................................       8,863
     559    Toyota Motor Credit Corporation,
              5.625% 11/13/03.............................................         580
                                                                             ---------
                                                                                28,638
                                                                             ---------
            BROADCASTING AND CABLE -- 1.0%
   1,937    AOL Time Warner Inc.,
              6.150% 05/01/07##...........................................       1,789
   1,030    Comcast Cable Communications,
              7.125% 06/15/13.............................................         958
   1,020    News America Inc.,
              6.625% 01/09/08.............................................       1,064
   3,237    Time Warner Inc.,
              8.110% 08/15/06##...........................................       3,149
   2,171    Viacom Inc., Class B,
              6.625% 05/15/11.............................................       2,409
                                                                             ---------
                                                                                 9,369
                                                                             ---------
            CHEMICALS -- BASIC -- 0.3%
   2,225    The Dow Chemical Company,
              6.125% 02/01/11##...........................................       2,354
                                                                             ---------
            CHEMICALS -- SPECIALTY -- 0.2%
     705    Praxair, Inc.,
              4.750% 07/15/07.............................................         748
     755    Praxair, Inc.,
              6.500% 03/01/08.............................................         851
                                                                             ---------
                                                                                 1,599
                                                                             ---------
            COMMERCIAL BANKING -- 5.3%
   5,171    Bank One Corporation,
              6.000% 08/01/08##...........................................       5,743
     279    BB&T Corporation,
              7.050% 05/23/03.............................................         288
   5,532    Citigroup Inc.,
              7.250% 10/01/10##...........................................       6,307
   2,810    Citigroup Inc.,
              6.000% 02/21/12(a)..........................................       3,040
   2,179    FleetBoston Financial Corporation,
              7.250% 09/15/05##...........................................       2,407
   1,292    Golden West Financial Corporation,
              4.750% 10/01/12.............................................       1,299
   3,186    J.P. Morgan Chase & Company,
              7.250% 06/01/07##...........................................       3,595
     566    J.P. Morgan Chase & Company,
              5.250% 05/30/07.............................................         594
   1,028    Mellon Funding Corporation,
              4.875% 06/15/07.............................................       1,097

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
  $  900    Mellon Funding Corporation,
              6.700% 03/01/08.............................................   $   1,018
   1,717    PNC Funding Corporation,
              7.000% 09/01/04.............................................       1,837
   1,565    PNC Funding Corporation,
              5.750% 08/01/06.............................................       1,659
   1,541    Popular North America Inc., Series E,
              6.125% 10/15/06.............................................       1,663
   1,188    Regions Financial Corporation,
              6.375% 05/15/12.............................................       1,334
     910    State Street Corporation,
              7.650% 06/15/10.............................................       1,088
   1,477    SunTrust Banks, Inc.,
              5.050% 07/01/07.............................................       1,584
   2,402    US Bank N.A., Minnesota,
              6.375% 08/01/11##...........................................       2,707
   4,265    Wachovia Corporation,
              4.950% 11/01/06.............................................       4,551
   1,776    Washington Mutual, Inc.,
              7.500% 08/15/06##...........................................       2,009
     609    Washington Mutual, Inc.,
              5.625% 01/15/07.............................................         653
   3,058    Wells Fargo and Company,
              5.900% 05/21/06.............................................       3,341
                                                                             ---------
                                                                                47,814
                                                                             ---------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.1%
   1,091    Pitney Bowes Inc.,
              4.625% 10/01/12.............................................       1,091
                                                                             ---------
            CONGLOMERATES -- 0.2%
   1,563    Waste Management, Inc.,
              7.375% 08/01/10.............................................       1,640
                                                                             ---------
            CONSUMER CREDIT AND MORTGAGES -- 0.5%
   3,831    Countrywide Home Loans, Inc.,
              Series J,
              5.500% 08/01/06##...........................................       4,024
                                                                             ---------
            DEPARTMENT AND DISCOUNT STORES -- 0.8%
   1,751    Sears Roebuck Acceptance Corporation,
              6.750% 08/15/11##...........................................       1,868
     802    Target Corporation,
              5.375% 06/15/09.............................................         869
     796    Target Corporation,
              5.875% 03/01/12.............................................         883
   2,932    Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................       3,217
     490    Wal-Mart Stores, Inc.,
              4.375% 07/12/07.............................................         517
                                                                             ---------
                                                                                 7,354
                                                                             ---------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- 0.5%
 $ 1,521    Cinergy Corporation,
              6.250% 09/01/04.............................................   $   1,571
   1,635    DPL Inc.,
              6.875% 09/01/11@............................................       1,532
   1,531    Pepco Holdings Inc.,
              5.500% 08/15/07@............................................       1,572
                                                                             ---------
                                                                                 4,675
                                                                             ---------
            ELECTRIC POWER -- NUCLEAR -- 1.7%
   1,392    American Electric Power Company, Inc.,
              Series A,
              6.125% 05/15/06##...........................................       1,383
     381    Appalachian Power Company,
              4.800% 06/15/05##...........................................         382
   1,529    Constellation Energy Group, Inc.,
              6.350% 04/01/07.............................................       1,584
   1,204    Consumers Energy Company,
              Series B,
              6.200% 05/01/03##...........................................       1,181
     365    Duquesne Light Company,
              Series O,
              6.700% 04/15/12.............................................         408
     241    Energy East Corporation,
              6.750% 06/15/12.............................................         268
   2,841    Exelon Generation Company LLC,
              6.950% 06/15/11.............................................       3,132
   1,155    FirstEnergy Corporation,
              Series B,
              6.450% 11/15/11.............................................       1,086
     531    PPL Electric Utilities,
              6.250% 08/15/09.............................................         578
   2,138    PSEG Power LLC,
              6.875% 04/15/06##...........................................       2,152
   1,018    Southern Company Capital Funding,
              Series A,
              5.300% 02/01/07.............................................       1,079
     616    Southern Power Company,
              6.250% 07/15/12@............................................         675
     974    Virginia Electric and Power Company,
              Series A,
              5.375% 02/01/07.............................................       1,046
                                                                             ---------
                                                                                14,954
                                                                             ---------
            EXPLORATION AND PRODUCTION -- 0.2%
   1,447    Anadarko Finance Company,
              Series B,
              6.750% 05/01/11##...........................................       1,641
     433    Union Pacific Resources Group Inc.,
              6.500% 05/15/05##...........................................         471
                                                                             ---------
                                                                                 2,112
                                                                             ---------
            FINANCE -- MISCELLANEOUS -- 1.9%
   3,612    Caterpillar Finance Services Corporation,
              5.950% 05/01/06##...........................................       3,963
   5,863    General Electric Capital Corporation,
              Series A,
              5.375% 03/15/07(a)..........................................       6,284

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- (CONTINUED)
  $3,595    General Electric Capital Corporation,
              Series A,
              4.625% 09/15/09.............................................   $   3,621
   3,269    Household Finance Corporation,
              5.875% 02/01/09##...........................................       3,070
                                                                             ---------
                                                                                16,938
                                                                             ---------
            FOOD AND DRUG STORES -- 0.2%
   1,819    Fred Meyer, Inc.,
              7.450% 03/01/08##...........................................       2,091
                                                                             ---------
            FOOD PRODUCTS -- 2.0%
   3,519    Kellogg Company,
              Series B,
              6.000% 04/01/06##...........................................       3,832
   1,101    Kraft Foods Inc.,
              5.250% 06/01/07.............................................       1,192
   3,647    Nabisco Inc.,
              6.125%** 02/01/33##.........................................       3,691
   2,601    Sara Lee Corporation,
              6.250% 09/15/11.............................................       2,934
     685    Tyson Foods Inc.,
              Class A,
              7.250% 10/01/06.............................................         760
   1,228    Unilever Capital Corporation,
              6.875% 11/01/05.............................................       1,377
   3,056    Unilever Capital Corporation,
              7.125% 11/01/10.............................................       3,638
                                                                             ---------
                                                                                17,424
                                                                             ---------
            HEALTH SERVICES -- 0.8%
   2,931    Cardinal Health, Inc.,
              6.750% 02/15/11##...........................................       3,352
     986    Cintas Corporation,
              5.125% 06/01/07@............................................       1,062
   1,698    Wellpoint Health Networks Inc.,
              6.375% 06/15/06.............................................       1,853
     519    Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................         572
                                                                             ---------
                                                                                 6,839
                                                                             ---------
            HOUSEHOLD PRODUCTS -- 0.1%
   1,220    Proctor & Gamble Company,
              4.750% 06/15/07.............................................       1,310
                                                                             ---------
            INSURANCE -- 0.7%
     998    Allstate Financial Global Funding,
              7.125% 09/26/05@............................................       1,117
     645    American International Group, Inc.,
              5.850% 08/01/08@............................................         712
   1,470    Principal Life Global,
              6.250% 02/15/12@............................................       1,582
   2,799    Prudential Funding LLC,
              6.600% 05/15/08@............................................       3,073
                                                                             ---------
                                                                                 6,484
                                                                             ---------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            INTEGRATED OIL -- 0.8%
 $ 1,244    Amerada Hess Corporation,
              6.650% 08/15/11##...........................................   $   1,398
   2,242    Conoco Funding Company,
              6.350% 10/15/11.............................................       2,519
   2,904    PEMEX Master Trust,
              7.875% 02/01/09@............................................       2,919
                                                                             ---------
                                                                                 6,836
                                                                             ---------
            INVESTMENT SERVICES -- 2.6%
   2,155    Bear Stearns Companies, Inc.,
              7.800% 08/15/07##...........................................       2,511
   1,121    Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06(a)..........................................       1,194
   1,948    Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11.............................................       2,029
   2,502    Goldman Sachs Group Inc.,
              6.875% 01/15/11.............................................       2,778
     654    Goldman Sachs Group, Inc.,
              5.700% 09/01/12.............................................         676
   2,490    Lehman Brothers Holdings Inc.,
              7.000% 02/01/08.............................................       2,774
   1,582    Merrill Lynch & Company, Inc.,
              6.000% 02/17/09##...........................................       1,680
   1,557    Morgan Stanley Dean Witter & Company,
              6.100% 04/15/06.............................................       1,676
   5,040    Morgan Stanley Dean Witter & Company,
              6.750% 04/15/11##...........................................       5,524
   2,307    Salomon Smith Barney Holdings Inc.,
              6.500% 02/15/08.............................................       2,569
                                                                             ---------
                                                                                23,411
                                                                             ---------
            METALS AND MINING -- 0.2%
   1,393    Alcoa Inc.,
              7.375% 08/01/10##...........................................       1,658
                                                                             ---------
            NATURAL GAS PIPELINES -- 0.3%
   1,224    El Paso Corporation,
              7.000% 05/15/11(a)..........................................         808
   1,759    Kinder Morgan, Inc.,
              6.650% 03/01/05##...........................................       1,866
                                                                             ---------
                                                                                 2,674
                                                                             ---------
            OIL REFINING AND MARKETING -- 0.2%
   1,970    USX Corporation,
              6.650% 02/01/06.............................................       2,150
                                                                             ---------
            PAPER AND FOREST PRODUCTS -- 0.1%
   1,057    International Paper Company,
              8.000% 07/08/03.............................................       1,098
                                                                             ---------
            PHARMACEUTICALS -- 0.7%
   1,884    Eli Lilly and Company,
              6.000% 03/15/12.............................................       2,106
   3,617    Wyeth,
              6.250% 03/15/06##...........................................       3,870
                                                                             ---------
                                                                                 5,976
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            PUBLISHING AND ADVERTISING -- 0.1%
 $   804    Gannett Company, Inc.,
              6.375% 04/01/12.............................................   $     920
                                                                             ---------
            RAILROADS, TRUCKING AND SHIPPING -- 0.6%
   1,398    Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11##...........................................       1,591
   3,394    FedEx Corporation,
              6.625% 02/12/04.............................................       3,555
                                                                             ---------
                                                                                 5,146
                                                                             ---------
            REAL ESTATE -- 0.2%
   1,583    EOP Operating LP,
              7.000% 07/15/11.............................................       1,746
                                                                             ---------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
     654    Health Care Property Investors, Inc.,
              7.480% 04/05/04.............................................         701
     612    Health Care Property Investors, Inc.,
              6.450% 06/25/12.............................................         645
                                                                             ---------
                                                                                 1,346
                                                                             ---------
            TELECOMMUNICATIONS SERVICES -- 2.0%
     234    BellSouth Corporation,
              5.000% 10/15/06##...........................................         245
   1,502    Cingular Wireless,
              6.500% 12/15/11.............................................       1,446
   1,755    Cox Communications, Inc., Class A,
              7.750% 11/01/10##...........................................       1,818
   3,559    SBC Communications Inc.,
              6.250% 03/15/11##...........................................       3,861
     697    Sprint Capital Corporation,
              6.125% 11/15/08.............................................         464
   2,017    Sprint Capital Corporation,
              8.375% 03/15/12(a)..........................................       1,432
   1,465    Verizon Florida Inc.,
              6.125% 01/15/13.............................................       1,477
   3,900    Verizon New England Inc.,
              6.500% 09/15/11.............................................       4,058
   2,415    Verizon Pennsylvania,
              Series A,
              5.650% 11/15/11.............................................       2,371
     245    Vodafone Group plc,
              7.625% 02/15/05.............................................         267
                                                                             ---------
                                                                                17,439
                                                                             ---------
            TOBACCO -- 0.4%
   3,140    R.J. Reynolds Tobacco Holdings, Inc.,
              7.375% 05/15/03.............................................       3,207
                                                                             ---------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $246,895).............................................     257,717
                                                                             ---------
            FOREIGN BONDS AND NOTES -- 2.8%
   6,495    AT&T Canada Inc.,
              (0.000)% due 06/15/08
              9.950% beginning 06/15/03##.................................         682

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            FOREIGN BONDS AND NOTES -- (CONTINUED)
 $ 3,104    Corp Andina de Fomento,
              8.875% 06/01/05##...........................................   $   3,458
   1,693    Government of Canada,
              5.250% 11/05/08##...........................................       1,855
   1,151    Hanson Overseas B.V.,
              6.750% 09/15/05.............................................       1,256
   1,486    Hellenic Republic,
              6.950% 03/04/08.............................................       1,739
   2,942    Korea Development Bank,
              7.250% 05/15/06.............................................       3,309
     404    Ontario (Province of),
              7.000% 08/04/05##...........................................         453
   2,383    Pemex Finance Ltd.,
              5.720% 11/15/03##...........................................       2,455
   2,166    Quebec (Province of),
              6.125% 01/22/11(a)..........................................       2,446
   4,491    Republic of Italy,
              6.000% 02/22/11.............................................       5,144
   1,664    United Mexican States,
              8.375% 01/14/11(a)..........................................       1,756
                                                                             ---------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $27,959)..............................................      24,553
                                                                             ---------
            MORTGAGE-BACKED SECURITIES -- 5.8%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.3%
     650    Credit Suisse First Boston,
              Series 2001,
              5.570%** 12/05/13...........................................         647
     265    Criimi Mae CMBS Corporation,
              Series 1998-1, Class A1,
              5.697% 06/20/30@##..........................................         267
   6,769    JP Morgan Commercial Mortgage Finance Corporation, Series
              1997-C4,
              Class X, Interest only,
              1.275%** 12/26/28##.........................................         273
  14,834    Merrill Lynch Mortgage Investors, Inc.,
              Series 1998-C3, Class IO,
              1.103%** 12/15/30...........................................         641
  35,755    Vendee Mortgage Trust,
              Series 1998-1, Class 2,
              Interest only,
              0.450%** 09/15/27...........................................         389
  37,960    Vendee Mortgage Trust,
              Series 1998-3, Class 1,
              Interest only,
              0.310%** 03/15/29...........................................         304
                                                                             ---------
                                                                                 2,521
                                                                             ---------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 3.8%
  25,000      3.750% 04/15/04##...........................................      25,697
   7,000      6.875% 01/15/05(a)..........................................       7,723
     410      6.000% 06/15/11##...........................................         464
                                                                             ---------
                                                                                33,884
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 78

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 1.6%
 $12,800      5.000% 01/15/07(a)..........................................   $  13,808
     723      4.454%** 08/01/36##.........................................         745
                                                                             ---------
                                                                                14,553
                                                                             ---------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 0.1%
     665      7.000% 05/15/12.............................................         710
     122      11.500% 06/15/13 - 10/15/15.................................         144
     188      10.000% 05/15/16 - 08/15/18##...............................         216
      50      9.500% 09/15/16 - 12/15/20..................................          56
                                                                             ---------
                                                                                 1,126
                                                                             ---------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $51,077)..............................................      52,084
                                                                             ---------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 14.7%
            FEDERAL HOME LOAN BANK (FHLB) -- 0.7%
   5,000      3.375% 06/15/04##...........................................       5,116
     675      5.750% 05/15/12##...........................................         750
                                                                             ---------
                                                                                 5,866
                                                                             ---------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 7.6%
  49,565      7.000% 07/15/05(a)..........................................      55,654
  10,700      5.750% 01/15/12##...........................................      11,879
                                                                             ---------
                                                                                67,533
                                                                             ---------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 6.4%
  15,000      5.625% 05/14/04##...........................................      15,896
  20,700      7.000% 07/15/05##...........................................      23,227
  16,825      5.250% 04/15/07(a)##........................................      18,345
                                                                             ---------
                                                                                57,468
                                                                             ---------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $125,746).............................................     130,867
                                                                             ---------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            U.S. TREASURY OBLIGATIONS -- 29.3%
            U.S. TREASURY NOTES -- 25.2%
 $41,900      6.250% 02/15/03(a)..........................................   $  42,632
  20,900      3.875% 07/31/03(a)..........................................      21,320
   2,100      4.250% 11/15/03(a)..........................................       2,164
  15,300      3.250% 12/31/03(a)..........................................      15,625
  39,500      5.875% 02/15/04(a)..........................................      41,821
  30,600      3.000% 02/29/04(a)..........................................      31,212
   3,550      3.375% 04/30/04(a)..........................................       3,647
  22,500      3.250% 05/31/04(a)..........................................      23,092
  19,000      6.500% 08/15/05(a)..........................................      21,386
  17,000      6.625% 05/15/07(a)..........................................      20,018
   2,000      10.375% 11/15/12............................................       2,708
                                                                             ---------
                                                                               225,625
                                                                             ---------
            U.S. TREASURY STRIPS -- 4.1%
  25,235      Interest only,
              2.640%*** 05/15/07..........................................      22,354
   9,790      Interest only,
              3.890%*** 05/15/11..........................................       7,035
  11,500      TIGR Receipts,
              4.050%*** 05/15/12..........................................       7,819
                                                                             ---------
                                                                                37,208
                                                                             ---------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $257,079).............................................     262,833
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


 SHARES                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 28.1%
              (Cost $250,651)
 250,651    Nations Cash Reserves, Capital Class Shares#..................   $ 250,651
                                                                             ---------
            TOTAL INVESTMENTS
              (Cost $979,268*)..................................     111.9%    999,281
                                                                             ---------
            OTHER ASSETS AND LIABILITIES (NET)..................     (11.9)%
            Cash..........................................................   $ 123,167
            Receivable for investment securities sold.....................      71,601
            Dividends receivable..........................................          78
            Interest receivable...........................................       9,863
            Receivable for variation margin...............................         591
            Unrealized depreciation on swap contracts.....................         (26)
            Collateral on securities loaned...............................    (185,450)
            Investment advisory fee payable...............................        (292)
            Administration fee payable....................................         (36)
            Due to custodian..............................................    (123,179)
            Payable for investment securities purchased...................      (2,723)
            Accrued Trustees' fees and expenses...........................         (32)
            Accrued expenses and other liabilities........................         (26)
                                                                             ---------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (106,464)
                                                                             ---------
            NET ASSETS..........................................     100.0%  $ 892,817
                                                                             =========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of
   $20,013 on investment securities was comprised of gross appreciation of $28,724 and depreciation of $8,711 for federal income tax purposes. At September 30, 2002, the aggregate cost for federal income tax purposes was $979,268.

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2002.

 ***Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2002.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $185,450.

 ##All or a portion of security segregated as collateral for futures and swap contracts.

 (a)All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002, is $142,687 and $175,233, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 80

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMMON STOCKS -- 2.0%
            BROADCASTING AND CABLE -- 0.0%+
 139,100    Adelphia Communications Corporation, Class A!!(a).............   $     17
  12,210    Charter Communications, Inc., Class A!!(a)....................         23
                                                                             --------
                                                                                   40
                                                                             --------
            FOOD PRODUCTS -- 0.1%
  25,294    Chiquita Brands International, Inc.!!.........................        391
                                                                             --------
            HEALTH SERVICES -- 0.5%
  80,010    Apria Healthcare Group Inc.!!.................................      1,885
                                                                             --------
            LODGING AND RECREATION -- 0.1%
  13,345    Pinnacle Entertainment, Inc.!!................................         97
  17,233    United Artists, Bank Debt(f)(g)...............................        233
                                                                             --------
                                                                                  330
                                                                             --------
            METALS AND MINING -- 0.2%
   3,178    Joy Global Inc.!!.............................................         26
  91,510    Placer Dome Inc.(a)...........................................        836
                                                                             --------
                                                                                  862
                                                                             --------
            PACKAGING AND CONTAINERS -- 0.2%
  62,100    Owens-Illinois, Inc.!!........................................        703
                                                                             --------
            PAPER AND FOREST PRODUCTS -- 0.2%
 115,300    Abitibi-Consolidated Inc. ....................................        781
                                                                             --------
            PHARMACEUTICALS -- 0.0%+
   1,158    Genesis Health Ventures, Inc.!!(g)............................         19
                                                                             --------
            STEEL -- 0.1%
 158,576    Algoma Steel Inc.!!...........................................        545
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 0.6%
  36,200    BellSouth Corporation.........................................        665
  46,794    Call-Net Enterprises, Inc., Class B!!.........................         16
   6,617    ICO Global Communications Holdings LTD.(g)....................          6
 127,971    Minorplanet Systems USA, Inc.!!...............................        107
  35,600    SBC Communications Inc. ......................................        716
  27,775    Verizon Communications Inc. ..................................        761
                                                                             --------
                                                                                2,271
                                                                             --------
            TOTAL COMMON STOCKS
              (Cost $10,533)..............................................      7,827
                                                                             --------
PRINCIPAL
 AMOUNT                                                                       VALUE
 (000)                                                                        (000)
--------------------------------------------------------------------------------------
            CONVERTIBLE BONDS AND NOTES -- 6.2%
            BROADCASTING AND CABLE -- 0.1%
 $ 3,720    Adelphia Communications Corporation, Class A,
              6.000% 02/15/06(a)(b).......................................   $    260
                                                                             --------
            COMPUTER SERVICES -- 0.2%
   1,565    Cnet, Inc.,
              5.000% 03/01/06.............................................        892
                                                                             --------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.2%
   1,135    Quantum Corporation - DLT & Storage Systems,
              7.000% 08/01/04.............................................        874
                                                                             --------
            CONSTRUCTION -- 0.2%
   1,505    Shaw Group Inc.,
              3.564%*** 05/01/21..........................................        768
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 0.3%
   1,850    Providian Financial Corporation,
              3.250% 08/15/05(a)..........................................      1,186
                                                                             --------
            HEALTH SERVICES -- 0.6%
     740    CuraGen Corporation,
              6.000% 02/02/07.............................................        472
     795    Incyte Genomics, Inc.,
              5.500% 02/01/07(a)..........................................        532
   1,910    QuadraMed Corporation,
              5.250% 05/01/05(a)..........................................      1,231
                                                                             --------
                                                                                2,235
                                                                             --------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.2%
   1,970    CIENA Corporation,
              3.750% 02/01/08.............................................      1,128
   1,070    Comverse Technology, Inc.,
              1.500% 12/01/05(a)..........................................        867
   2,705    Juniper Networks, Inc.,
              4.750% 03/15/07.............................................      1,839
   1,275    Riverstone Networks, Inc.,
              3.750% 12/01/06@............................................        698
                                                                             --------
                                                                                4,532
                                                                             --------
            OILFIELD SERVICES -- 0.4%
   1,695    Parker Drilling Company,
              5.500% 08/01/04(a)..........................................      1,513
                                                                             --------
            PHARMACEUTICALS -- 0.5%
   2,490    Vertex Pharmaceuticals, Inc.,
              5.000% 09/19/07.............................................      1,818
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            SEMICONDUCTORS -- 1.4%
 $ 5,160    LSI Logic Corporation,
              4.000% 02/15/05(a)..........................................   $  4,316
   1,380    PMC-Sierra, Inc.,
              3.750% 08/15/06(a)..........................................        926
     740    Vitesse Semiconductor Corporation,
              4.000% 03/15/05(a)..........................................        532
                                                                             --------
                                                                                5,774
                                                                             --------
            STEEL -- 0.1%
     499    Algoma Steel Inc.,
              1.000% 12/31/30(b)..........................................        261
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 1.0%
   4,405    At Home Corporation,
              4.750% 12/15/06(b)(c).......................................        881
   4,645    Cox Communications, Inc., Class A,
              0.426% 04/19/20.............................................      1,927
   1,260    PTEK Holdings, Inc.,
              5.750% 07/01/04.............................................      1,084
                                                                             --------
                                                                                3,892
                                                                             --------
            TOTAL CONVERTIBLE BONDS AND NOTES
              (Cost $28,287)..............................................     24,005
                                                                             --------
 SHARES
---------
            CONVERTIBLE PREFERRED STOCKS -- 0.5%
            AEROSPACE AND DEFENSE -- 0.2%
  21,120    Titan Capital Trust...........................................        744
                                                                             --------
            NATURAL GAS DISTRIBUTION -- 0.3%
  66,795    El Paso Energy Capital Trust I................................      1,202
                                                                             --------
            TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $3,281)...............................................      1,946
                                                                             --------
PRINCIPAL
 AMOUNT
 (000)
---------
            CORPORATE BONDS AND NOTES -- 76.1%
            AEROSPACE AND DEFENSE -- 0.1%
 $   515    Sequa Corporation, Series B,
              8.875% 04/01/08.............................................        448
                                                                             --------
            AIRLINES -- 1.8%
   1,581    American Airlines, Inc.,
              7.377% 05/23/19.............................................      1,274
     715    Delta Air Lines, Inc.,
              9.250% 03/15/22.............................................        422
     435    Delta Air Lines, Inc.,
              10.375% 12/15/22............................................        252
   4,779    Delta Air Lines, Inc.,
              8.300% 12/15/29.............................................      2,629
     330    Delta Air Lines, Inc., Series C,
              6.650% 03/15/04.............................................        241
     340    Northwest Airlines Inc.,
              8.375% 03/15/04.............................................        221

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            AIRLINES -- (CONTINUED)
 $ 1,990    Northwest Airlines Inc.,
              9.875% 03/15/07(a)..........................................   $    975
     325    Northwest Airlines Inc.,
              8.970% 01/02/15.............................................        307
     705    Northwest Airlines Inc., Series 2001, Class C,
              7.626% 04/01/10.............................................        532
                                                                             --------
                                                                                6,853
                                                                             --------
            AUTOMOTIVE -- 0.4%
   3,170    Hayes Lemmerz International, Inc., Series B,
              9.125% 07/15/07(b)..........................................        143
   2,120    Hayes Lemmerz International, Inc., Series B,
              8.250% 12/15/08(b)..........................................         95
   1,720    Mark IV Industries, Inc.,
              7.500% 09/01/07.............................................      1,393
                                                                             --------
                                                                                1,631
                                                                             --------
            BROADCASTING AND CABLE -- 10.0%
   1,385    Adelphia Communications Corporation, Class A,
              10.250% 11/01/06(a)(b)......................................        499
   2,075    Adelphia Communications Corporation, Class A,
              10.250% 06/15/11(a)(b)......................................        757
     205    Adelphia Communications Corporation, Series B, Class A,
              9.250% 11/01/02(b)..........................................         74
   2,680    Belo Corporation, Class A,
              8.000% 11/01/08.............................................      2,949
     785    British Sky Broadcasting Group plc,
              7.300% 10/15/06.............................................        773
   1,260    British Sky Broadcasting Group plc,
              6.875% 02/23/09.............................................      1,216
   1,000    Cablevision SA,
              12.500% 03/02/03@(a)(b).....................................        150
   2,185    Cablevision SA,
              13.750% 04/30/07(b).........................................        328
     755    Cablevision SA,
              13.750% 05/01/09(b).........................................        113
   1,365    CanWest Media Inc.,
              10.625% 05/15/11(a).........................................      1,423
   1,045    Charter Communications Holdings LLC,
              8.625% 04/01/09(a)..........................................        643
   1,360    Charter Communications Holdings LLC,
              10.250% 01/15/10............................................        843
     200    Charter Communications Holdings LLC,
              10.000% 05/15/11............................................        122
   3,225    Charter Communications Holdings LLC,
              (0.000)% due 01/15/10
              11.750% beginning 01/15/05..................................      1,338
     270    Comcast Cable Communications, Inc.,
              8.125% 05/01/04.............................................        270
     395    Comcast Cable Communications, Inc.,
              6.200% 11/15/08.............................................        371
   1,675    Comcast Cable Communications, Inc.,
              6.750% 01/30/11(a)..........................................      1,558

                       SEE NOTES TO FINANCIAL STATEMENTS.
 82

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            BROADCASTING AND CABLE -- (CONTINUED)
 $ 2,810    Comcast UK Cable Partners Ltd., Class A,
              11.200% 11/15/07............................................   $  2,280
     835    Continental Cablevision, Inc.,
              9.000% 09/01/08.............................................        810
   2,355    Frontiervision Operating Partners L.P.,
              11.000% 10/15/06(a)(b)......................................      1,802
   2,025    Frontiervision Operating Partners L.P.,
              11.875% 09/15/07(a)(b)......................................      1,083
   1,135    Frontiervision Operating Partners L.P., Series B,
              11.875% 09/15/07(b).........................................        607
     570    Hollinger Participation Trust,
              12.125% 11/15/10@(d)........................................        496
   1,485    Liberty Media Corporation,
              8.500% 07/15/29.............................................      1,506
     405    Liberty Media Corporation, Class A,
              8.250% 02/01/30.............................................        400
     580    LIN Television Corporation,
              8.000% 01/15/08.............................................        600
     310    News America Inc.,
              7.250% 05/18/18.............................................        290
     480    NTL Communications Corporation, Series B,
              11.500% 10/01/08(b).........................................         67
     685    NTL Communications Corporation, Series B,
              11.875% 10/01/10(a)(b)......................................         92
   5,105    Paxon Communications Corporation,
              (0.000)% due 01/15/09
              12.250% beginning 01/15/06..................................      2,246
     135    Paxson Communications Corporation,
              10.750% 07/15/08............................................        107
   2,275    Radio Unica Corporation,
              11.750% 08/01/06............................................      1,160
   2,595    Rogers Cable Inc.,
              11.000% 12/01/15............................................      2,673
     780    Sinclair Broadcast Group, Inc., Class A,
              8.750% 12/15/07.............................................        800
   3,535    Time Warner Entertainment Company,
              8.375% 03/15/23.............................................      3,316
     915    Time Warner Entertainment Company,
              8.375%1 07/15/33............................................        849
   2,260    Time Warner Inc.,
              6.625% 05/15/29.............................................      1,715
     845    TV Azteca, SA de CV, Series B,
              10.500% 02/15/07............................................        786
   1,410    UIH Australia/Pacific Inc., Series B,
              14.000% 05/15/06(b).........................................          4
     505    United Pan-Europe Communications N.V., Class A,
              10.875% 08/01/09(b).........................................         24
     205    United Pan-Europe Communications N.V., Class A,
              (0.000)% due 02/01/10
              13.750% beginning 02/01/05(b)...............................          7
     515    United Pan-Europe Communications N.V., Series B,
              11.500% 02/01/10(b).........................................         24

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            BROADCASTING AND CABLE -- (CONTINUED)
 $ 3,195    United Pan-Europe Communications N.V., Series B,
              (0.000)% due 08/01/09
              12.500% beginning 08/01/04..................................   $    112
   1,025    United Pan-Europe Communications N.V., Series B,
              (0.000)% due 11/01/09
              13.375% beginning 11/01/04(a)...............................         36
   1,035    Young Broadcasting Inc.,
              8.500% 12/15/08.............................................      1,038
                                                                             --------
                                                                               38,357
                                                                             --------
            CHEMICALS -- BASIC -- 1.4%
   1,775    Huntsman International LLC,
              9.875% 03/01/09@(a).........................................      1,775
   3,720    Terra Capital Inc.,
              12.875% 10/15/08............................................      3,701
                                                                             --------
                                                                                5,476
                                                                             --------
            CHEMICALS -- SPECIALTY -- 1.7%
   2,150    Acetex Corporation,
              10.875% 08/01/09(a).........................................      2,258
     340    General Chemical Industrial Products,
              10.625% 05/01/09(a).........................................        252
      65    Marsulex Inc.,
              9.625% 07/01/08.............................................         65
   1,615    Millennium America Inc.,
              7.625% 11/15/26.............................................      1,308
   2,790    Sovereign Specialty Chemicals, Inc.,
              11.875% 03/15/10............................................      2,653
                                                                             --------
                                                                                6,536
                                                                             --------
            COMMERCIAL BANKING -- 0.0%+
     117    Golden State Holdings, Escrow Corporation,
              7.125% 08/01/05.............................................        127
                                                                             --------
            COMMERCIAL SERVICES -- 0.9%
   1,860    Protection One, Inc.,
              7.375% 08/15/05.............................................      1,628
   1,885    Synagro Technologies, Inc.,
              9.500% 04/01/09(a)..........................................      1,950
                                                                             --------
                                                                                3,578
                                                                             --------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.4%
     870    Unisys Corporation,
              7.250% 01/15/05.............................................        835
     450    Xerox Bank Debt Fund Term Loan A,
              6.420%** 10/22/02(g)(h).....................................        379
     150    Xerox Bank Debt Fund Term Loan B,
              5.930%** 10/22/02(g)(h).....................................        142
     450    Xerox Bank Debt Funded Revolver,
              6.310%** 10/22/02(g)(h).....................................        333
   3,215    Xerox Corporation,
              5.500% 11/15/03(a)..........................................      2,765

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
 $   105    Xerox Corporation,
              5.250% 12/15/03.............................................   $     89
   1,230    Xerox Corporation,
              9.750% 01/15/09@(a).........................................        966
                                                                             --------
                                                                                5,509
                                                                             --------
            CONSTRUCTION -- 0.4%
   1,880    URS Corporation,
              11.500% 09/15/09@...........................................      1,711
                                                                             --------
            CONSUMER SERVICES -- 1.1%
   2,935    Alderwoods Group, Inc.,
              11.000% 01/02/07............................................      2,921
   1,165    Alderwoods Group, Inc.,
              12.250% 01/02/09............................................      1,118
     145    Jafra Cosmetics International, Inc.,
              11.750% 05/01/08............................................        150
                                                                             --------
                                                                                4,189
                                                                             --------
            DEPARTMENT AND DISCOUNT STORES -- 0.1%
     940    Kmart Corporation,
              8.540% 01/02/15(b)(c).......................................        353
                                                                             --------
            DIVERSIFIED ELECTRONICS -- 0.3%
   2,175    Knowles Electronics Inc.,
              13.125% 10/15/09(a).........................................      1,251
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 1.6%
   1,605    Collins & Aikman Floor Cover,
              9.750% 02/15/10@(a).........................................      1,629
   1,535    Dresser, Inc.,
              9.375% 04/15/11.............................................      1,489
   1,575    Foamex L.P.,
              10.750% 04/01/09@...........................................      1,418
   1,205    Neenah Foundry Corporation, Series D,
              11.125% 05/01/07............................................        494
   1,540    Neenah Foundry Corporation, Series B,
              11.125% 05/01/07............................................        631
     800    Neenah Foundry Corporation, Series F,
              11.125% 05/01/07............................................        328
                                                                             --------
                                                                                5,989
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 6.0%
     235    AES Corporation,
              8.750% 06/15/08.............................................        118
   3,285    AES Corporation,
              9.500% 06/01/09(a)..........................................      1,708
     440    AES Drax Holdings Ltd., Series B,
              10.410% 12/31/20............................................        308
   1,705    AES Eastern Energy, Series 1999-A,
              9.000% 01/02/17.............................................      1,694
   1,175    AES Eastern Energy, Series 1999-B,
              9.670% 01/02/29.............................................      1,128
   1,952    Caithness Coso Funding Corporation, Series B,
              9.050% 12/15/09.............................................      1,874

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- (CONTINUED)
 $ 4,814    Cedar Brakes II LLC,
              9.875% 09/01/13.............................................   $  3,532
   1,090    Consumers Energy Company,
              6.250% 09/15/06.............................................      1,034
     462    ESI Tractebel Acquisition Corporation, Series B,
              7.990% 12/30/11.............................................        421
     410    Mirant Americas Generation LLC,
              8.500% 10/01/21.............................................        195
   1,705    Mirant Americas Generation LLC,
              9.125% 05/01/31.............................................        818
   2,795    Pacific Gas and Electric Company Bank Debt A,
              8.000%** 12/30/06(g)(h).....................................      2,662
   6,925    PG&E National Energy Group,
              10.375% 05/16/11............................................      1,870
     294    Salton Sea Funding, Series B,
              7.370% 05/30/05.............................................        274
   1,410    Tiverton/Rumford Power Association,
              9.000% 07/15/18@............................................        973
     375    Westar Energy, Inc.,
              6.250% 08/15/03.............................................        369
     945    Westar Energy, Inc.,
              6.875% 08/01/04.............................................        916
   1,770    Westar Energy, Inc.,
              7.875% 05/01/07(a)..........................................      1,776
     375    Western Resources, Inc.,
              7.125% 08/01/09.............................................        334
     440    Western Resources, Inc.,
              7.650% 04/15/23.............................................        388
     970    Xcel Energy, Inc.,
              7.000% 12/01/10.............................................        766
                                                                             --------
                                                                               23,158
                                                                             --------
            ELECTRICAL EQUIPMENT -- 0.5%
   1,450    Thomas & Betts Corporation,
              8.250% 01/15/04.............................................      1,424
     465    Thomas & Betts Corporation,
              6.625% 05/07/08.............................................        434
                                                                             --------
                                                                                1,858
                                                                             --------
            ENERGY -- MISCELLANEOUS -- 0.6%
     900    AmeriGas Partners, LP,
              8.875% 05/20/11.............................................        927
   1,430    Continental Resources, Inc.,
              10.250% 08/01/08............................................      1,244
                                                                             --------
                                                                                2,171
                                                                             --------
            EXPLORATION AND PRODUCTION -- 4.8%
     915    Baytex Energy Ltd.,
              10.500% 02/15/11(a).........................................        942
   1,885    Compton Petroleum Corporation,
              9.900% 05/15/09@............................................      1,923
   1,800    Comstock Resources, Inc.,
              11.250% 05/01/07............................................      1,872
   2,815    Encore Acquisition Company,
              8.375% 06/15/12@(a).........................................      2,843
   2,000    Energy Corporation of America, Series A,
              9.500% 05/15/07.............................................      1,308

                       SEE NOTES TO FINANCIAL STATEMENTS.
 84

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            EXPLORATION AND PRODUCTION -- (CONTINUED)
 $ 1,960    Plains Exploration & Production Company,
              8.750% 07/01/12@............................................   $  1,960
   1,030    Stone Energy Corporation,
              8.250% 12/15/11.............................................      1,056
   1,695    Vintage Petroleum, Inc.,
              7.875% 05/15/11.............................................      1,610
   4,050    Vintage Petroleum, Inc.,
              8.250% 05/01/12(a)..........................................      4,130
     825    Westport Resources Corporation,
              8.875% 09/15/07.............................................        846
                                                                             --------
                                                                               18,490
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 0.4%
   4,430    The FINOVA Group Inc.,
              7.500% 11/15/09.............................................      1,351
                                                                             --------
            FOOD PRODUCTS -- 1.4%
     176    Chiquita Brands International, Inc.,
              10.560% 03/15/09............................................        181
   1,425    Herbalife International, Inc.,
              11.750% 07/15/10@...........................................      1,297
   4,195    Swift & Company,
              10.125% 10/01/09@...........................................      3,891
                                                                             --------
                                                                                5,369
                                                                             --------
            HEALTH SERVICES -- 3.4%
   2,880    Express Scripts, Inc.,
              9.625% 06/15/09.............................................      3,067
     285    Fountain View Inc., Series B,
              11.250% 04/15/08(b).........................................        171
     210    Harborside Healthcare,
              (0.000)% due 08/01/07
              12.000% beginning 08/01/04(g)...............................        111
   2,485    HCA Inc.,
              7.500% 11/15/95.............................................      2,270
     980    Manor Care, Inc.,
              7.500% 06/15/06.............................................      1,011
   1,525    Manor Care, Inc.,
              8.000% 03/01/08.............................................      1,556
   1,075    Team Health Inc., Series B,
              12.000% 03/15/09............................................      1,158
   3,253    Unilab Finance Corporation,
              12.750% 10/01/09............................................      3,757
                                                                             --------
                                                                               13,101
                                                                             --------
            HEAVY MACHINERY -- 0.8%
     240    Thermadyne Bank Debt Funded Revolver,
              4.750%** 05/22/04(g)(h).....................................        219
   1,488    Thermadyne Bank Debt Term A,
              4.750%** 05/22/04(g)(h).....................................      1,353
     843    Thermadyne Bank Debt Term B,
              4.820%** 05/22/05(g)(h).....................................        764
     843    Thermadyne Bank Debt Term C,
              5.070%** 05/22/06(g)(h).....................................        764
      65    Thermadyne Manufacturing LLC,
              9.875% 06/01/08(b)(c).......................................         18
                                                                             --------
                                                                                3,118
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            LODGING AND RECREATION -- 5.8%
 $   700    Bally Total Fitness Holding Corporation, Series D,
              9.875% 10/15/07.............................................   $    643
   1,060    Hilton Hotels Corporation,
              7.625% 05/15/08.............................................      1,084
     395    Hilton Hotels Corporation,
              8.250% 02/15/11(a)..........................................        412
     210    Hilton Hotels Corporation,
              7.500% 12/15/17.............................................        198
     205    Hollywood Casino Corporation,
              13.000% 08/01/06............................................        219
   3,230    ITT Corporation,
              7.375% 11/15/15.............................................      2,987
   1,015    ITT Corporation,
              7.750% 11/15/25.............................................        929
   1,085    Jacobs Entertainment,
              11.875% 02/01/09@...........................................      1,120
     720    Mandalay Resort Group,
              9.500% 08/01/08.............................................        781
     315    Park Place Entertainment Corporation,
              8.875% 09/15/08.............................................        331
   1,600    Park Place Entertainment Corporation,
              8.125% 05/15/11.............................................      1,632
   1,695    Pinnacle Entertainment, Inc., Series B,
              9.500% 08/01/07.............................................      1,509
   2,725    Trump Atlantic City Associates,
              11.250% 05/01/06............................................      2,017
     678    United Artists Theatre Circuit Inc.,
              9.300% 07/01/15.............................................        600
   2,150    Vail Resorts, Inc.,
              8.750% 05/15/09.............................................      2,193
     590    Vail Resorts, Inc.,
              8.750% 05/15/09.............................................        602
   4,220    Venetian Casino Resort LLC,
              11.000% 06/15/10@...........................................      4,135
     920    Wheeling Island Gaming Inc.,
              10.125% 12/15/09............................................        938
                                                                             --------
                                                                               22,330
                                                                             --------
            MEDICAL DEVICES AND SUPPLIES -- 2.3%
   2,950    Alaris Medical Systems, Inc.,
              9.750% 12/01/06(a)..........................................      2,825
   1,387    Alaris Medical Systems, Inc.,
              (0.000)% due 08/01/08
              11.125% beginning 08/01/03..................................      1,137
   2,939    DJ Orthopedics LLC,
              12.625% 06/15/09............................................      2,851
   2,135    Per-Se Technologies, Inc., Series B,
              9.500% 02/15/05.............................................      2,012
                                                                             --------
                                                                                8,825
                                                                             --------
            METALS AND MINING -- 0.7%
     810    Commonwealth Industries, Inc.,
              10.750% 10/01/06............................................        802
     245    Ormet Corporation,
              11.000% 08/15/08@(b)........................................        145
   1,775    UCAR Finance Inc.,
              10.250% 02/15/12............................................      1,686
                                                                             --------
                                                                                2,633
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            NATURAL GAS PIPELINES -- 1.1%
 $   230    El Paso Corporation,
              6.950% 12/15/07.............................................   $    152
   1,600    EL Paso Corporation,
              7.800% 08/01/31.............................................      1,007
     850    Northern Natural Gas,
              6.750% 09/15/08@............................................        876
     940    Northwest Pipeline Corporation,
              6.625% 12/01/07.............................................        827
     450    Texas Gas Transmission Corporation,
              8.625% 04/01/04.............................................        446
     615    Transcontinental Gas Pipeline,
              8.875% 07/15/12@(a).........................................        584
     500    Transcontinental Gas Pipeline,
              7.250% 12/01/26.............................................        385
                                                                             --------
                                                                                4,277
                                                                             --------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.7%
   1,860    Avaya Inc.,
              11.125% 04/01/09(a).........................................      1,172
   1,985    IPC Acquisition Corporation,
              11.500% 12/15/09............................................      1,687
   1,095    Lucent Technologies Inc.,
              7.250% 07/15/06(a)..........................................        427
     805    Lucent Technologies Inc.,
              6.500% 01/15/28.............................................        237
   4,955    Lucent Technologies Inc.,
              6.450% 03/15/29.............................................      1,462
   1,230    Marconi Corporation plc,
              7.750% 09/15/10(a)(b).......................................        135
   3,705    Marconi Corporation plc,
              8.375% 09/15/30(a)(b).......................................        408
     365    Nortel Networks Corporation,
              6.000% 09/01/03.............................................        237
   2,600    Nortel Networks Ltd.,
              6.125% 02/15/06(a)..........................................        897
                                                                             --------
                                                                                6,662
                                                                             --------
            OILFIELD SERVICES -- 2.0%
   1,640    Grant Prideco, Inc., Series B,
              9.625% 12/01/07.............................................      1,706
   2,255    Halliburton Company,
              8.750% 02/15/21.............................................      2,007
   2,575    Halliburton Company, MTN,
              6.000% 08/01/06.............................................      2,317
   1,620    Parker Drilling Company, Series D,
              9.750% 11/15/06.............................................      1,523
                                                                             --------
                                                                                7,553
                                                                             --------
            PACKAGING AND CONTAINERS -- 1.3%
   1,790    Owens Corning Bank Debt,
              0.000% 06/26/03(b)(g)(h)....................................      1,047
   1,485    Owens-Brockway Glass Containers,
              8.875% 02/15/09(a)..........................................      1,492
     745    Owens-Illinois, Inc.,
              7.150% 05/15/05.............................................        682
   2,060    Owens-Illinois, Inc.,
              7.800% 05/15/18.............................................      1,607
                                                                             --------
                                                                                4,828
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            PAPER AND FOREST PRODUCTS -- 2.4%
 $ 3,035    Doman Industries Ltd., Class A,
              12.000% 07/01/04............................................   $  2,762
     935    Georgia-Pacific Corporation,
              9.875% 11/01/21.............................................        759
   2,780    Georgia-Pacific Corporation,
              9.625% 03/15/22.............................................      2,224
   1,390    Georgia-Pacific Corporation,
              9.500% 05/15/22.............................................      1,077
   1,170    Pope And Talbot, Inc.,
              8.375% 06/01/13@............................................      1,018
   1,395    Pope and Talbot, Inc.,
              8.375% 06/01/13.............................................      1,243
                                                                             --------
                                                                                9,083
                                                                             --------
            PHARMACEUTICALS -- 0.9%
   3,405    Caremark Rx, Inc.,
              7.375% 10/01/06.............................................      3,388
     190    McKesson Finance of Canada,
              6.550% 11/01/02@............................................        190
                                                                             --------
                                                                                3,578
                                                                             --------
            PUBLISHING AND ADVERTISING -- 2.9%
   2,720    American Color Graphics,
              12.750% 08/01/05............................................      2,669
   1,785    Garden State Newspapers, Inc., Series B,
              8.750% 10/01/09.............................................      1,763
     910    Houghton Mifflin Company,
              7.200% 03/15/11.............................................        774
   1,250    Key3Media Group, Inc.,
              11.250% 06/15/11(a).........................................        138
   1,335    Phoenix Color Corporation,
              10.375% 02/01/09............................................      1,068
     510    Quebecor Media Inc.,
              11.125% 07/15/11............................................        408
   1,640    Quebecor Media Inc.,
              (0.000)% due 07/15/11
              13.750% beginning 07/01/06..................................        738
   3,670    TDL Infomedia Holdings Ltd.,
              (0.000)% due 10/15/10
              15.500% beginning 10/15/04..................................      2,935
     115    TS/F Communications Corporation, Series B,
              10.375% 11/01/07............................................        119
   1,041    Ziff Davis Media Inc.,
              12.000% 08/12/09@...........................................        416
                                                                             --------
                                                                               11,028
                                                                             --------
            RAILROADS, TRUCKING AND SHIPPING -- 0.2%
     326    Ermis Maritime Holdings Ltd.,
              12.500% 12/31/04(d)(f)(g)...................................        277
       4    Pegasus Promissory Note,
              0.000% 01/01/99(b)(f)(g)....................................          0++
     230    Sea Containers Ltd., Series B,
              10.750% 10/15/06............................................        200
     230    Sea Containers Ltd., Series B,
              7.875% 02/15/08.............................................        166
                                                                             --------
                                                                                  643
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 86

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            REAL ESTATE -- 1.6%
 $   900    BF Saul, Series B,
              9.750% 04/01/08.............................................   $    891
   2,730    CB Richard Ellis Services Inc.,
              11.250% 06/15/11............................................      2,416
     650    DR Structured Finance Corporation, Series 94K2,
              9.350% 08/15/19.............................................        273
     154    DR Structured Finance Corporation, Series A-1,
              7.600% 08/15/07.............................................         72
     655    DR Structured Finance Corporation, Series A-2,
              8.375% 08/15/15.............................................        288
   1,180    DR Structured Finance Corporation, Series A-2,
              7.430% 08/15/18.............................................        543
     245    DR Structured Finance Corporation, Series A-3,
              8.550% 08/15/19.............................................        110
     610    LNR Property Corporation,
              10.500% 01/15/09............................................        622
   1,045    LNR Property Corporation, Series B,
              9.375% 03/15/08.............................................      1,035
                                                                             --------
                                                                                6,250
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 2.6%
     190    Capstar Hotel Company,
              8.750% 08/15/07.............................................        152
     230    Crescent Real Estate Equities LP,
              7.500% 09/15/07.............................................        216
   4,470    Crescent Real Estate Equities LP,
              9.250% 04/15/09@(a).........................................      4,447
     930    Healthcare Realty Trust, Inc.,
              8.125% 05/01/11.............................................      1,028
   1,685    MeriStar Hospitality Corporation,
              9.000% 01/15/08.............................................      1,525
   1,535    OMEGA Healthcare Investors, Inc.,
              6.950% 08/01/07.............................................      1,327
   1,310    Senior Housing Properties Trust,
              8.625% 01/15/12.............................................      1,294
                                                                             --------
                                                                                9,989
                                                                             --------
            SEMICONDUCTORS -- 0.3%
   1,885    ON Semiconductor Corporation,
              12.000% 05/15/08@(a)........................................      1,169
                                                                             --------
            SOFTWARE -- 0.7%
   2,835    Computer Associates International, Inc., Series B,
              6.250% 04/15/03.............................................      2,792
                                                                             --------
            SPECIALTY STORES -- 1.8%
   2,630    The Gap, Inc.,
              5.625% 05/01/03.............................................      2,617
   4,700    The Gap, Inc.,
              6.900% 09/15/07(a)..........................................      4,136
                                                                             --------
                                                                                6,753
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            STEEL -- 0.7%
 $ 1,578    Algoma Steel Inc.,
              11.000% 12/31/09(b).........................................   $  1,120
   1,440    United States Steel LLC,
              10.750% 08/01/08............................................      1,419
                                                                             --------
                                                                                2,539
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 7.8%
     250    360networks Inc.,
              13.000% 05/01/08(b).........................................          0++
   1,645    AirGate PCS, Inc.,
              (0.000)% due 10/01//09
              13.500% beginning 10/01/04(a)...............................        115
   1,430    Alamosa Delaware Inc.,
              12.500% 02/01/11(a).........................................        257
   3,180    Alamosa Holdings, Inc.,
              (0.000)% due 02/15/10
              12.875% beginning 02/15/05..................................        223
   3,520    AT&T Wireless Services Inc.,
              8.125% 05/01/12.............................................      2,710
     505    AT&T Wireless Services Inc.,
              8.750% 03/01/31.............................................        364
   2,294    Call-Net Enterprises Inc.,
              10.625% 12/31/08(a).........................................        585
   1,145    COLO.COM,
              13.875% 03/15/10@(b) (f)....................................         46
   1,735    Dobson Communications Corporation, Class A,
              10.875% 07/01/10(a).........................................      1,188
   3,880    Globix Corporation,
              12.500% 02/01/10(b)(c)......................................        698
     583    GT Telecom Racers Notes Trust, Series A,
              6.563%** 06/30/08(b)(g).....................................         87
     417    GT Telecom Racers Notes Trust, Series B,
              6.563%** 02/03/03(b)(g).....................................         63
     180    IMPSAT Fiber Networks, Inc.,
              13.750% 02/15/05(b).........................................          4
     934    Loral Cyberstar Inc.,
              10.000% 07/15/06............................................        364
   6,080    Millicom International Cellular SA,
              13.500% 06/01/06............................................      1,642
   5,140    NEON Communications Inc.,
              12.750% 08/15/08(a)(b)......................................        360
   2,995    Nextel International Inc.,
              13.000% 01/01/05............................................        178
   1,075    Nextel International Inc.,
              12.750% 08/01/10(b).........................................         11
   1,920    Nextel International Inc.,
              (0.000)% due 04/15/08
              12.125% beginning 04/15/03(b)...............................         19
     165    Pagemart Nationwide,
              15.000% 02/01/05(b)(c)(g)...................................          1
     350    PSINet, Inc.,
              11.500% 11/01/08(b)(c)......................................         35
   1,210    PSINet, Inc.,
              11.000% 08/01/09(b)(c)......................................        123
   3,535    Qwest Capital Funding, Inc.,
              5.875% 08/03/04(a)..........................................      2,386
   2,155    Qwest Capital Funding, Inc.,
              7.750% 08/15/06(a)..........................................      1,153

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
 $ 1,980    Qwest Capital Funding, Inc.,
              7.900% 08/15/10.............................................   $    891
     510    Qwest Capital Funding, Inc.,
              6.500% 11/15/18.............................................        189
     570    Qwest Capital Funding, Inc.,
              7.625% 08/03/21.............................................        222
     340    Qwest Capital Funding, Inc.,
              6.875% 07/15/28.............................................        129
   1,825    Qwest Corporation,
              7.625% 06/09/03.............................................      1,752
   3,380    Qwest Corporation,
              7.200% 11/01/04.............................................      3,076
     165    Qwest Corporation,
              5.625% 11/15/08.............................................        125
   1,950    Qwest Corporation,
              8.875% 03/15/12@............................................      1,697
     160    Rogers Communications, Inc.,
              8.875% 07/15/07(a)..........................................        130
   1,680    Sprint Capital Corporation,
              5.700% 11/15/03.............................................      1,530
   3,170    Sprint Capital Corporation,
              5.875% 05/01/04(a)..........................................      2,740
     575    Sprint Capital Corporation,
              6.900% 05/01/19.............................................        336
   2,195    Sprint Capital Corporation,
              8.750% 03/15/32.............................................      1,470
     736    Telesystem International Wireless Inc.,
              14.000% 12/30/03(a).........................................        552
     940    TELUS Corporation,
              8.000% 06/01/11.............................................        719
   2,145    TSI Telecommunication Services Inc., Series B,
              12.750% 02/01/09............................................      1,823
   2,705    US Unwired Inc., Series B,
              (0.000)% due 11/01/09
              13.375% beginning 11/01/04..................................        135
                                                                             --------
                                                                               30,128
                                                                             --------
            TOBACCO -- 0.2%
     855    North Atlantic Trading Company,
              11.000% 06/15/04............................................        838
                                                                             --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $341,412).............................................    292,522
                                                                             --------
            FOREIGN BONDS AND NOTES -- 3.2%
   5,660    Calpine Canada Energy Finance,
              8.500% 05/01/08(a)..........................................      2,321
   1,315    Grupo Transportacion Ferroviaria Mexicana, SA de CV,
              11.750% 06/15/09............................................      1,262
   2,770    Grupo Transportacion Ferroviaria Mexicana, SA de CV,
              12.500% 06/15/12@...........................................      2,687
     900    Norske Skog Canada Ltd.,
              8.625% 06/15/11.............................................        855
   1,080    Petroleum Geo-Services ASA,
              6.250% 11/19/03.............................................        691

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FOREIGN BONDS AND NOTES -- (CONTINUED)
 $   395    Petroleum Geo-Services ASA,
              7.500% 03/31/07(a)..........................................   $    190
      60    Petroleum Geo-Services ASA,
              6.625% 03/30/08(a)..........................................         28
   3,035    Petroleum Geo-Services ASA,
              7.125% 03/30/28.............................................      1,244
      45    Petroleum Geo-Services ASA,
              8.150% 07/15/29.............................................         18
   1,735    Rogers Cantel Inc.,
              9.750% 06/01/16.............................................      1,154
   1,045    Rogers Wireless Communications Inc.,
              9.625% 05/01/11.............................................        752
   5,390    United Pan-Europe Communications N.V., Series B,
              11.250% 02/01/10(b).........................................        256
   1,080    Xerox Capital (Europe) plc,
              5.875% 05/15/04.............................................        848
                                                                             --------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $18,619)..............................................     12,306
                                                                             --------
            FOREIGN CONVERTIBLE BONDS AND NOTES -- 0.4%
   580(e)   Colt Telecom Group plc,
              2.000% 03/29/06@............................................        267
   740(e)   Colt Telecom Group plc,
              2.000% 12/16/06@............................................        329
 2,410(e)   Colt Telecom Group plc,
              2.000% 04/03/07@............................................      1,048
   133(e)   KPNQwest NV,
              10.000% 03/15/12(b)(c)......................................          0++
                                                                             --------
            TOTAL FOREIGN CONVERTIBLE BONDS AND NOTES
              (Cost $2,239)...............................................      1,644
                                                                             --------
 SHARES
---------
            PREFERRED STOCKS -- 1.1%
            BROADCASTING AND CABLE -- 0.4%
  47,735    MediaOne Financing Trust......................................      1,122
   7,400    Paxon Communications Corporation!!(d).........................        398
                                                                             --------
                                                                                1,520
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.0%+
     328    Ziff Davis Holdings Inc., Series E@...........................          0++
                                                                             --------
            RAILROADS, TRUCKING AND SHIPPING -- 0.0%+
   6,170    Ermis Maritime Holding Ltd.!!(f)(g)...........................          0++
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.6%
  23,400    Sovereign REIT@...............................................      2,527
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 88

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- 0.1%
  13,100    Rural Cellular Corporation, Series B!!(d).....................   $    236
                                                                             --------
            TOTAL PREFERRED STOCKS
              (Cost $5,012)...............................................      4,283
                                                                             --------
            WARRANTS -- 0.0%+
   1,145    COLO.COM
              Expire 03/15/10!!@(f).......................................          0++
   1,944    Genesis Health Ventures
              Expire 10/01/02!!(g)........................................          0++
   5,803    Harborside Healthcare Corporation
              Expire 08/01/09!!(g)........................................          3
   1,663    ICO Global Communications
              Expire 05/16/06!!(g)........................................          0++
   7,783    Loral Space & Communications
              Expire 01/15/07!!(g)........................................          0++
   1,365    Ono Finance plc
              Expire 03/16/11!!@(g).......................................          0++
     180    UbiquiTel Inc.
              Expire 04/15/10!!@(g).......................................          0++
  60,280    Ziff Davis Holdings Inc.
              Expire 08/12/12!!@(g).......................................          1
                                                                             --------
            TOTAL WARRANTS
              (Cost $236).................................................          4
                                                                             --------
 SHARES
 (000)
---------
            INVESTMENT COMPANIES -- 24.2%
              (Cost $93,018)
  93,018    Nations Cash Reserves, Capital Class Shares#..................     93,018
                                                                             --------

                                                                               VALUE
                                                                               (000)
--------------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $502,637*)..................................     113.7%  $437,555
                                                                             --------
            OTHER ASSETS AND LIABILITIES........................     (13.7)%
            Dividends receivable..........................................   $     49
            Interest receivable...........................................      9,117
            Unrealized depreciation on forward foreign exchange
              contracts...................................................         (2)
            Collateral on securities loaned...............................    (60,621)
            Investment advisory fee payable...............................       (176)
            Administration fee payable....................................        (16)
            Due to custodian..............................................       (193)
            Payable for investment securities purchased...................       (825)
            Accrued Trustees' fees and expenses...........................        (34)
            Accrued expenses and other liabilities........................        (51)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (52,752)
                                                                             --------
            NET ASSETS..........................................     100.0%  $384,803
                                                                             ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $65,082 on investment securities was comprised of gross appreciation of $8,375 and depreciation of $73,457 for federal income tax purposes. At September 30, 2002, the aggregate cost for federal income tax purposes was $502,637.

 ** Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2002.

 ***Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2002.

 !! Non-income producing security.

 @  Security exempt from registration under Rule 144A of the Securities
    Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 +  Amount represents less than 0.1%.

 ++ Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $60,621.

(a) All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002, is $68,465 and $55,813, respectively.

(b) Issue in default.

(c) Issuer in bankruptcy.

(d) PIK ("Payment In Kind"). Interest or dividend payment is made with additional securities.

(e) Principal amount denominated in Euro.

(f) Fair valued security.

(g) Restricted security.

(h) Loan participation agreement.

ABBREVIATIONS:

MTN  --   Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)

For the six months ended September 30, 2002

                                                               INTERMEDIATE        HIGH YIELD
                                                                   BOND               BOND
                                                                  MASTER             MASTER
                                                                PORTFOLIO          PORTFOLIO
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $       10,674     $       18,871
Dividends (Net of foreign withholding taxes of $0 and $0)...              --                416
Dividend income from affiliated funds.......................             365                303
Securities lending..........................................              60                 65
                                                              --------------     --------------
    Total investment income.................................          11,099             19,655
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................           1,026              1,045
Administration fee..........................................             128                 95
Custodian fees..............................................              13                 11
Legal and audit fees........................................              15                 17
Trustees' fees and expenses.................................               7                  7
Interest expense............................................              --*                --
Other.......................................................               2                 10
                                                              --------------     --------------
    Total expenses..........................................           1,191              1,185
Fees reduced by credits allowed by the custodian............              (1)                (1)
                                                              --------------     --------------
    Net expenses............................................           1,190              1,184
                                                              --------------     --------------
NET INVESTMENT INCOME.......................................           9,909             18,471
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................           1,900             (1,577)
  Futures...................................................           6,648                 --
  Forward foreign exchange contracts, foreign currencies and
    other net assets........................................              --               (186)
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................           8,548             (1,763)
                                                              --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities................................................          22,786            (55,533)
  Futures...................................................           3,673                 --
  Swap Contracts............................................             (26)                --
  Forward foreign exchange contracts, foreign currencies and
    other net assets........................................              --                (15)
                                                              --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          26,433            (55,548)
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......          34,981            (57,311)
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $       44,890     $      (38,840)
                                                              ==============     ==============

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 90

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF CHANGES IN NET ASSETS


                                                             INTERMEDIATE BOND                      HIGH YIELD BOND
                                                             MASTER PORTFOLIO                      MASTER PORTFOLIO
                                                     ---------------------------------     ---------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                         ENDED                                 ENDED
                                                        9/30/02           YEAR ENDED          9/30/02           YEAR ENDED
                                                      (UNAUDITED)          3/31/02          (UNAUDITED)          3/31/02
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income..............................  $        9,909     $        9,425     $       18,471     $       19,084
Net realized gain/(loss) on investments............           8,548                (73)            (1,763)             1,272
Net change in unrealized
  appreciation/(depreciation) of investments.......          26,433             (5,575)           (55,548)            (7,021)
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets resulting
  from operations..................................          44,890              3,777            (38,840)            13,335
Contributions......................................         607,765            314,639            365,170            356,998
Withdrawals........................................        (115,672)          (100,895)          (267,735)          (139,663)
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets..............         536,983            217,521             58,595            230,670
NET ASSETS:
Beginning of period................................         355,834            138,313            326,208             95,538
                                                     --------------     --------------     --------------     --------------
End of period......................................  $      892,817     $      355,834     $      384,803     $      326,208
                                                     ==============     ==============     ==============     ==============


  FINANCIAL HIGHLIGHTS


                                                                                                             WITHOUT WAIVERS
                                                                                                             AND/OR EXPENSE
                                                                                                             REIMBURSEMENTS
                                                                                                             ---------------
                                                               RATIO OF       RATIO OF NET                      RATIO OF
                                                              OPERATING        INVESTMENT                       OPERATING
                                                               EXPENSES      INCOME/(LOSS)      PORTFOLIO      EXPENSES TO
                                                    TOTAL     TO AVERAGE       TO AVERAGE       TURNOVER         AVERAGE
                                                   RETURN@    NET ASSETS       NET ASSETS         RATE         NET ASSETS
                                                   -------------------------------------------------------------------------
INTERMEDIATE BOND MASTER PORTFOLIO:
Six months ended 9/30/2002 (unaudited)...........    7.98%    0.46%+(c)(d)        3.85%+            68%      0.46%+(c)(d)
Year ended 3/31/2002.............................    4.33     0.49(c)(d)          5.24             228       0.49(c)(d)
Year ended 3/31/2001.............................      --     0.45(c)             6.61             118       0.46(c)
Period ended 3/31/2000...........................      --     0.54+               6.10+             90       0.55+
Period ended 5/14/1999(a)........................      --     0.38+               5.61+             19       0.42+
Year ended 2/28/1999(a)..........................      --     0.35                5.69             137       0.45
Year ended 2/28/1998(a)..........................      --     0.35                5.99             127       0.55
HIGH YIELD BOND MASTER PORTFOLIO:
Six months ended 9/30/2002 (unaudited)...........   (9.08)%   0.62%+(c)           9.73%+            31%      0.62%+(c)
Year ended 3/31/2002.............................    6.33     0.65(c)(d)          9.93              64       0.65(c)(d)
Year ended 3/31/2001.............................      --     0.71               11.14              63       0.72
Period ended 3/31/2000(b)........................      --     2.82+               5.16+             26       2.86+

---------------

 +Annualized.

(a) Represents financial information for the Pacific Horizon Intermediate Bond Portfolio, which was reorganized into Intermediate Bond Master Portfolio on May 21, 1999.

(b) High Yield Bond Master Portfolio commenced operations on February 14, 2000.

(c) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d) The effect of interest expense on the operating expense ratio was less than 0.01%.

 @ Total return for the Portfolio has been calculated based on the total return for the Feeder Fund adjusted for the applicable Feeder Fund expenses as set out in the notes to financial statements.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2002, the Master Trust offered twelve separate portfolios. These financial statements pertain only to Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios"). Financial statements for the other portfolios of the Master Trust are presented under separate cover.

The following investors were invested in the Master Portfolios at September 30, 2002:

Intermediate Bond Master Portfolio:
  Nations Intermediate Bond Fund................  96.8%
  Nations Intermediate Bond Fund (Offshore).....   3.2%
High Yield Bond Master Portfolio:
  Nations High Yield Bond Fund..................  92.7%
  Nations High Yield Bond Fund (Offshore).......   7.3%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Securities valuation: Securities are generally valued using prices provided by a pricing service or based upon broker-dealer quotations. Certain prices provided by broker-dealers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities which are primarily traded on foreign securities exchanges are valued at the last available closing values on their respective exchanges where primarily traded, or at the mean between the closing bid and ask prices if no sales are recorded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: The Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio may invest in futures contracts for the purposes of hedging against changes in values of the Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Master Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Master Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Intermediate Bond Master Portfolio may purchase and write call and put options on non-U.S. stock index and interest rate futures contracts. A Master Portfolio may use such options on futures contracts in connection with its hedging strategies and for the purpose of yield enhancement in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures.

The Master Portfolio may write covered call options and put options on securities in which it is permitted to invest from time to time in seeking to attain the Master Portfolio's objective. Call options written by a Master Portfolio give the holder the right to buy the underlying securities from the Master Portfolio at a stated exercise

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




price; put options give the holder the right to sell the underlying security to the Master Portfolio at a stated price. In the case of put options, a Master Portfolio is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Master Portfolio may also write combinations of covered puts and calls on the same underlying security. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Master Portfolio typically receives a premium from writing a put or call option, which would increase the Master Portfolio's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Master Portfolio limits its opportunity to profit from any increase in the market value of the underlying security for an exercise price higher than its then current market value, resulting in potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

The Master Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Master Portfolio will realize a profit or loss from such transaction in which it purchases an option having the same terms as the option written. The Master Portfolio will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Master Portfolio.

Foreign currency transactions: The books and records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, a Master Portfolio may enter into forward currency exchange contracts only under two circumstances: (i) when a Master Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Master Portfolios from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Master Portfolios could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Swaps: The Portfolios may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with its investment objective and policies. Swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, effective return, or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in interest income or interest expense. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Master Portfolio's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Portfolio will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Portfolio will succeed in pursuing contractual remedies. A Portfolio thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

The use of derivative instruments involves, to varying degrees, the elements of market risk in excess of the amount recognized in the Statement of net assets.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Master Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Loan Participations: The High Yield Master Portfolio may invest in Loan Participations. When the Master Portfolio purchases a Loan Participation, the Master Portfolio typically enters into a contractual relationship with the lender or third party selling such Participations ("Selling Participant"), but not the Borrower. As a result, the Master Portfolio assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Master Portfolio and the Borrower ("Intermediate Participants"). The Master Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Loan Participation.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date.

Federal income taxes: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged to such Master Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Master Portfolios. Under the terms of the Investment Advisory Agreement,

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Master Portfolio:

                                              ANNUAL RATE
                                              -----------
Intermediate Bond Master Portfolio..........     0.40%
High Yield Bond Master Portfolio............     0.55%

The Master Trust has, on behalf of the Intermediate Bond Master Portfolio, entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.15% of the Master Portfolio's average daily net assets.

The Master Trust has, on behalf of the High Yield Bond Master Portfolio, entered into a sub-advisory agreement with BA Advisors and MacKay Shields LLC ("MacKay Shields") pursuant to which MacKay Shields is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.40% of the Master Portfolio's average daily net assets up to and including $100 million; 0.375% of the Master Portfolio's average daily net assets over $100 million and up to and including $200 million and 0.35% of the Master Portfolio's average daily net assets over $200 million.

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of the Master Trust. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of each Master Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Master Trust pursuant to an agreement with BA Advisors. For the six months ended September 30, 2002, BA Advisors earned 0.05% of each Master Portfolio's average daily net assets for its co-administration services.

BNY serves as the custodian of the Master Trust's assets. For the six months ended September 30, 2002, expenses of the Master Portfolios were reduced by $2,012 under expense offset arrangements with BNY. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from the Master Trust for serving as a Trustee or Officer of the Master Trust.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, a portfolio of Nations Funds Trust, another registered investment company in the Nations Funds family. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets. The Master Trust previously offered a retirement plan to the Trustees, which was terminated on January 1, 2002. Master Trust's eligible Trustees had the option of a rollover into the deferred compensation plan on January 1, 2002 or a lump sum distribution, including interest, on January 1, 2003. The liability for the retirement plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets.

The Master Portfolios have made daily investments of cash balances in the Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Master Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds".

3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2002 were as follows:

                                    PURCHASES    SALES
                                      (000)      (000)
                                    --------------------
Intermediate Bond Master
  Portfolio.......................  $ 69,151    $103,928
High Yield Bond Master
  Portfolio.......................   210,891      98,651

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2002 were as follows:

                                    PURCHASES    SALES
                                      (000)      (000)
                                    --------------------
Intermediate Bond Master
  Portfolio.......................  $265,729    $223,385
High Yield Master Portfolio.......         0       3,932

4.  FUTURES CONTRACTS

At September 30, 2002, the Intermediate Bond Master Portfolio had the following futures contracts open:

                                                                                                                  UNREALIZED
                                                                          VALUE OF CONTRACT   MARKET VALUE OF   APPRECIATION/
                                                              NUMBER OF      WHEN OPENED         CONTRACTS      (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS         (000)              (000)            (000)
------------------------------------------------------------------------------------------------------------------------------
90 Day Euro Futures (long position) expiring March
  2003(a)...................................................     134          $  32,867          $  32,996          $  129
90 Day Euro Futures (long position) expiring June 2004(a)...     402             97,110             97,500             390
90 Day Euro Futures (long position) expiring December
  2002(a)...................................................     269             66,062             66,248             186
90 Day Euro Futures (short position) expiring June
  2003(a)...................................................    (536)          (131,128)          (131,769)           (641)
90 Day Euro Futures (short position) expiring September
  2003(a)...................................................    (269)           (65,560)           (65,918)           (358)
Abbey National plc Universal Stock Share Futures (long
  position) expiring December 2002(a).......................     357             39,426             40,798           1,372
Antenna Hungaria Share Future (long position) expiring
  December 2002(a)..........................................     198             42,118             42,551             433
U.S. 10 year Treasury Note Futures (long position) expiring
  December 2002(a)..........................................     391             44,189             45,319           1,130
                                                                                                                    ------
Total net unrealized appreciation...........................                                                        $2,641
                                                                                                                    ======

---------------

(a)Securities have been segregated as collateral for open futures contracts.

5.  FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2002, the High Yield Bond Master Portfolio had the following forward foreign currency contract outstanding:

                                                                     VALUE OF         VALUE OF
                                                                     CONTRACT         CONTRACT      MARKET VALUE      UNREALIZED
                                                                   WHEN OPENED      WHEN OPENED      OF CONTRACT     DEPRECIATION
                                                       LOCAL     (LOCAL CURRENCY)   (US DOLLARS)    (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                           CURRENCY        (000)            (000)            (000)           (000)
---------------------------------------------------------------------------------------------------------------------------------
CONTRACT TO SELL:
Expiring March 11, 2003.............................    Euro           (377)           $(368)           $(370)           $(2)
                                                                                                                         ===

6.  SWAP CONTRACTS

At September 30, 2002, the Intermediate Bond Master Portfolio had the following swap contract outstanding:

                                                                                        FLOATING RATE/
                                                                     FLOATING RATE/       FIXED RATE
                                                          NOTIONAL     FIXED RATE          PAYMENTS         UNREALIZED
                                                           AMOUNT     PAYMENTS MADE       RECEIVED BY      DEPRECIATION
                      DESCRIPTION                          (000)       BY THE FUND         THE FUND           (000)
-----------------------------------------------------------------------------------------------------------------------
                                                                     CMBS Aaa Index
                                                                       Floating II      CMBS Aaa Index
Contract with Morgan Stanley, effective July 31, 2002,                    Total        Spread Floating I
  expiring October 31, 2002(a)..........................  $13,200        Return          Total Return          $(26)
                                                                                                               ====

---------------

(a)Fair valued.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




7.  LINES OF CREDIT

The Master Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Master Portfolio maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

For the six months ended September 30, 2002, borrowings by the Funds under the Agreement were as follows:

                                         AVERAGE
                                         AMOUNT      AVERAGE
                                       OUTSTANDING   INTEREST
FUND                                      (000)        RATE
-------------------------------------------------------------
Intermediate Bond Master Portfolio...      $4          2.30%

8.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolios. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

At September 30, 2002, the following Master Portfolios had securities on loan:

                                 MARKET VALUE OF    MARKET VALUE
                                LOANED SECURITIES   OF COLLATERAL
                                      (000)             (000)
                                ---------------------------------
Intermediate Bond Master
  Portfolio...................      $175,233          $185,450
High Yield Bond Master
  Portfolio...................        55,813            60,621

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


9.  RESTRICTED SECURITIES

Certain securities may be subject to legal restrictions and may be difficult to sell. No Fund will invest more than 10% of the value of its net assets in securities that are considered illiquid.

The following securities are considered both illiquid and restricted as to resale at September 30, 2002 for the High Yield Bond Master Portfolio.

                                                                              PRINCIPAL            MARKET
                                                                               AMOUNT/              VALUE    PERCENTAGE
                                                             ACQUISITION       SHARES      COST    9/30/02     OF NET
SECURITY                                                        DATE            (000)     (000)     (000)      ASSETS
-----------------------------------------------------------------------------------------------------------------------
Ermis Maritime Holdings Ltd., 12.500% due
  12/31/04(b)(c)........................................      02/22/01            326     $  293   $  277       0.1%
Ermis Maritime Holding Ltd. Preferred Stock(b)..........      03/09/01              6          0**      0**     0.0*
Genesis Health Ventures, Inc. ..........................      10/18/01              1         32       19       0.0*
Genesis Health Ventures Warrants........................      10/18/01              2         12        0**     0.0*
GT Telecom Racers Notes Trust, Series B, 6.563% due
  02/03/03(a)(e)........................................  01/12/01-01/31/02       417        383       63       0.0*
GT Telecom Racers Notes Trust, Series A, 6.563% due
  06/30/08(a)(e)........................................  01/12/01-01/31/02       583        463       87       0.0*
Harborside Healthcare Corporation, 0.000% due 08/01/07
  12.000% beginning 08/01/04............................      10/25/01            210        101      111       0.0*
Harborside Healthcare Corporation Warrants..............      05/09/01              6          9        3       0.0*
ICO Global Communications Warrants......................      11/07/00              2          0        0**     0.0*
ICO Global Communications Holdings LTD..................      01/11/02              6         61        6       0.0*
Loral Space & Communications Warrants...................      01/02/02              8          0        0**     0.0*
Ono Finance plc Warrants(d).............................      07/17/01              1        181        0**     0.0*
Owens Corning Bank Debt Funded Revolver, 0.000% due
  06/26/02(a)(f)........................................  08/15/01-06/04/02     1,790      1,205    1,047       0.3
Pagemart Nationwide, 15.000% due 02/01/05(a)(g).........      03/01/02            165        161        1       0.0*
Pacific Gas and Electric Company Bank Debt A, 8.000% due
  12/30/06(e)(f)........................................  01/29/02-02/08/02     2,795      2,784    2,662       0.7
Pegasus Promissory Note(a)(b)...........................      08/24/01              4          0**      0**     0.0*
Thermadyne Holding Corporation:
  Bank Debt Funded Revolver, 4.750% due
    05/22/04(e)(f)......................................      07/10/01            240        215      219       0.1
  Bank Debt Term A, 4.750% due 05/22/04(e)(f)...........      07/10/01          1,488      1,307    1,353       0.4
  Bank Debt Term B, 4.820% due 05/22/05(e)(f)...........      01/28/02            843        744      764       0.2
  Bank Debt Term C, 5.070% due 05/22/06(e)(f)...........      01/28/02            843        740      764       0.2
UbiquiTel Inc. Warrants(d)..............................  07/03/00-07/10/00       180         10        0**     0.0*
United Artists Bank Debt(b)(f)..........................      02/01/01         17,233         16      233       0.1
Xerox Bank Debt Funded Revolver, 6.310% due
  10/22/02(e)(f)........................................      06/21/02            450        447      333       0.1
Xerox Bank Debt Fund Term Loan A, 6.420% due
  10/22/02(e)(f)........................................      06/21/02            450        447      379       0.1
Xerox Bank Debt Fund Term Loan B, 5.930% due
  10/22/02(e)(f)........................................      06/21/02            150        149      142       0.0*
Ziff Davis Holdings Inc. Warrants.......................      08/15/02             60          0        1       0.0*
                                                                                          ------   ------       ---
TOTAL...................................................                                  $9,760   $8,463       2.3%
                                                                                          ======   ======       ===

---------------

 *  Amount represents less than 0.1%.

 ** Amount represents less than $500.

(a) Issue in default.

(b) Fair valued security.

(c) PIK ("Payment in kind"). Interest or dividend payment is made with additional securities.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e) Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2002.

(f) Loan participation agreement.

(g) Issuer in bankruptcy.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




10.  COMMITMENTS AND CONTINGENCIES

As of September 30, 2002, the High Yield Bond Master Portfolio had unfunded loan commitments pursuant to the following loan agreements:

BORROWER:                             UNFUNDED COMMITMENT
---------------------------------------------------------
Lucent Technologies, Inc. ..........         $619
Owens Corning, Inc. ................           68
Thermadyne Manufacturing, LLC.......           14

11.  SUBSEQUENT EVENT

On October 8, 2002, the Board of Trustees of each Master Portfolio approved the replacement of Stephens with BA Advisors as the exclusive placement agent of the interests of the Master Portfolios. In addition, on November 21, 2002, the Board of Trustees approved the termination of Stephens as the co-administrator with BA Advisors (which will result in BA Advisors being the sole administrator to the Master Portfolios) and approved the assumption by BACAP of BA Advisors' role as the primary investment adviser to the Master Portfolios. The transition in service providers is expected to occur on or about January 1, 2003. It is also anticipated that BA Advisors will change its name to BACAP Distributors, LLC on or about January 1, 2003.

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

                     [This page intentionally left blank.]

THE NATIONS FUNDS FAMILY OF FUNDS


Within each category, the funds
are listed from aggressive to
conservative.

Lower risk/reward potential


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations Managed Index Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTIES
Nations Financial Services Fund
Nations Convertible Securities Fund

MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


STOCK FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund
Nations LargeCap Value Fund
Nations Classic Value Fund

Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund*
Nations Global Value Fund

*As of June 3, 2002, Nations International Value
Fund was closed to new or additional investments except in limited circumstances.
Please refer to the Fund's most recent prospectus for more information.


FIXEDSAR
(9/02)